UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07883

ICON Funds

(Exact name of registrant as specified in charter)
5299 DTC Blvd. Suite 1200 Greenwood Village, CO 80111

(Address of principal executive offices)                         (Zip code)
Erik L. Jonson 5299 DTC Blvd. Suite 1200 Greenwood Village, CO 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code:	303-790-1600

Date of fiscal year end:	September 30, 2007

Date of reporting period:	March 31, 2007

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

2007 Semiannual Report
ICON U.S. Diversified Funds
Investment Update

March 31, 2007
(Unaudited)

ICON Bond Fund
ICON Core Equity Fund
ICON Income Opportunity Fund
ICON Equity Income Fund
ICON Long/Short Fund

About This Report (Unaudited)	2

Message from ICON Funds (Unaudited)	4

Schedules of Investments (Unaudited)	7
ICON Bond Fund	7
ICON Core Equity Fund	12
ICON Income Opportunity Fund	16
ICON Equity Income Fund	21
ICON Long/Short Fund	26

Six Month Hypothetical Expense Example (Unaudited)	31

Financial Statements (Unaudited)	36

Financial Highlights (Unaudited)	46

Notes to Financial Statements (Unaudited)	54

Other Information (Unaudited)	67

About This Report (unaudited)

Historical Returns

All total returns mentioned in this report account for the change in a Fund’s per-share price, the reinvestment of any dividends and capital gain distributions, tax return of capital, and adjustments for financial statement purposes. If your account is set up to receive Fund distributions in cash rather than reinvest them, your actual return may differ from these figures. The Funds’ performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Adviser may have reimbursed certain fees or expenses of some of the Funds. If not for these reimbursements, performance would have been lower. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 5.75%) had been deducted, results would have been lower.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance results represent past performance, and current performance may be higher or lower. Please call 1-800-764-0442 or visit www.iconadvisers.com for performance results current to the most recent month-end.

Portfolio Data

This report reflects ICON’s views, opinions, and portfolio holdings as of March 31, 2007, the end of the reporting period. The information is not a complete analysis of every aspect of any sector, industry, security or the Funds.

Opinions and forecasts regarding industries, companies and/or themes, and portfolio composition and holdings, are subject to change at any time based on market and other conditions, and should not be construed as a recommendation of any specific security. Each Fund’s holdings as of March 31, 2007 are included in each Fund’s Schedule of Investments.

While ICON’s quantitative investment methodology does not consider company-specific factors beyond financial data, those factors may impact a stock’s performance, and therefore, Fund performance. The ICON system relies on the integrity of financial statements released to the market as part of our analysis.

This Report contains statements regarding industry or sector themes, new market themes, investment outlook, relative strength, value-to-price ratios, and portfolio managers’ expectations, beliefs, goals and the like that are

2 About This Report

based on current expectations, recent individual stock performance relative to current market prices, estimates of company values and other information supplied to the market by the companies we follow. Words such as “expects,” “suggests,” “anticipates,” “targets,” “goals,” “value,” “estimates,” variations of such words and similar expressions are intended to identify forward looking statements, which are not statements of historical fact. Forward looking statements are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to assess. These risks and uncertainties are based on a number of important factors, including, among others: stock price fluctuations; the integrity and accuracy of historical and projected financial and other information supplied by companies to the public; interest rates; future earnings growth rates, and other factors beyond the control of our portfolio managers. Therefore, actual outcome may differ materially from what is expressed in such forward looking statements.

There are risks associated with mutual fund investing, including the risk of loss of principal. The likelihood of loss may be greater if you invest for a shorter period of time. There is no assurance that the investment process will consistently lead to successful results. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment. The prospectus contains this and other information about the Funds and is available by visiting www.iconadvisers.com or calling 1-800-764-0442. Please read the prospectus carefully.

There are risks associated with selling short, including the risk that the Long/Short Fund may have to cover its short position at a higher price than the short price, resulting in a loss. The Fund’s loss on a short sale is potentially unlimited as a loss occurs when the value of a security sold short increases. Call options involve certain risks, such as limited gains and lack of liquidity of the underlying securities, and are not suitable for all investors. Investments in foreign securities may entail unique risks, including political, market, and currency risks.

Investing in fixed income securities such as bonds involves interest rate risk. When interest rates rise, the value of fixed income securities generally decreases. The Bond Fund may invest up to 25% of its assets in high-yield bonds that are below investment grade. High-yield bonds involve a greater risk of default and price volatility than U.S. Government and other higher-quality bonds.

About This Report 3

Message From ICON Funds (unaudited)

Dear ICON Shareholder:

The ICON approach is based on the observation and belief that markets experience themes (meaning industry leadership) that typically last one to two years. We use a disciplined approach to look for two traits to identify industries that have the potential to lead the next theme: valuation and relative strength.

We believe industries that are about to lead the market include stocks with prices below our estimate of intrinsic value (indicated by valuation) and also have performed more strongly than the broad market average during the previous six months (indicated by relative strength).

When calculating valuation, we don’t use financial ratios such as price-to-earnings or price-to-book value. Rather, our proprietary valuation equation incorporates historic company earnings, an estimated growth rate for future earnings, the triple-A bond yield, and beta, a measure of risk.

Early in May 2006, when the domestic market appeared to hit a peak, the average value-to-price ratio for the approximately 2,040 domestic stocks in our database was 1.03. Translated, that means that our methodology indicated that stocks were priced about 3% below our estimate of fair value.

Over time, we have found that the best evaluation timeframe for ICON’s value-to-price ratio is about 12 to 13 months into the future. This means that our calculations (all things being equal without any changes in our assumptions), or estimates of company earnings, growth rates, bond yield and beta, indicated that prices would have to advance about 3% during the next year to be considered fairly valued.

Of course, there is always the potential that assumptions will change, including the assumption that growing earnings will increase value and that slowing earnings will decrease value during a normal one-year period. As of March 31, 2007, the Standard & Poor’s Composite 1500 Index, a broad measure of the U.S. stock market, was 10% higher than it was on May 5, 2006, the market low.

Stock prices have since advanced even beyond what our value-to-price ratios would have expected in May-June 2006. Intrinsic value grew, and stock prices have been trying to catch up. In short, it was proper to be invested.

A Volatile Period

While it was prudent to be invested in equities during the last six months, the period was unpleasant. The market experienced a brief, but sharp five-

4 Message From ICON Funds

week drop from a peak in early May 2006 through mid-June 2006. As sell-offs usually do, this decline scared many investors out of the market, and those on the sidelines have not participated in the subsequent recovery. With valuation as our guide, with our valuations’ best evaluation period being one year forward, and making no attempt to “time” or guess one-month moves, we rode through the volatility.

In early 2006, the ICON Funds were primarily invested in small and mid-sized companies in cyclical, economically sensitive industries as our valuation and relative strength metrics pointed to. Some industries were commodity-based. For example, the ICON Diversified Funds were overweighted in the Industrials and Materials sectors. These stocks got hit the worst during the quick drop in the summer of 2006.

Then suddenly, a new theme appeared for the final five months of 2006. It was a “recession-proof” theme led by mature companies with steady earnings. Most of these companies have revenues that are not dependent upon the ups and downs of the economy. We could only infer from the decline in cyclical stocks and the immediate, subsequent advance in recession-proof stocks that investors were expecting a recession.

As the relative strength component of the recession-proof stocks kicked in, we heavily rotated in August and September 2006 toward that theme. Guided by our system, that rotation took about six weeks. There has not been a recession, and investors have abandoned recession-proof stocks. Year-to-date in 2007, the best-performing sector index is Materials. Investors have shifted their preference back to some cyclical industries.

Emotions Have Driven Sell-Offs

The emotional sell-off of the summer of 2006 is reminiscent of other times the market has experienced quick drops. In August 1998, the market dropped about 15% as investors feared that the recession in Asia would spread to Europe and then the United States. It never happened. The U.S. market snapped back and resumed its upward course.

Similarly, with the invasion of Kuwait in 1990, the market sold off but came back once investors realized that the war had no impact on the economy and corporate earnings.

A more recent example is the market’s sharp drop in response to the terrorist attacks in September 2001. Investors immediately sold stocks in a panic, but prices quickly came back as investors realized that, as horrible as the World Trade Center and Pentagon attacks were, they had less net effect on the economy than originally anticipated.

Message From ICON Funds 5

Quick, emotion-based sell-offs and rapid, short-lived theme changes do occur but are not the norm in our experience. These scenarios can be difficult for ICON’s quantitative system to handle since it is better suited for one- to two-year themes. Just as in 1990, 1998, and 2001, we stayed true to our system during the past six months, looking for industries with the combination of value and relative strength.

Finding Undervalued Industries

As 2007 has unfolded, attractive industries with those two traits are plentiful in our estimation. Based on our measure of value and relative strength, we expect the market to resume its upward path, and we believe the turbulence of late second quarter and early third quarters of 2006 will be viewed as further examples of irrational, temporary setbacks. At ICON, we utilize a quantitative approach to eliminate emotions and guessing. Over the long run, value grows as corporate earnings grow, and in our experience, prices try to keep up with value. News events interfere with and alter the path that prices take. Investors react to news, sometimes incorrectly, as we saw last summer. That is all part of the territory that goes along with investing in publicly traded equities.

Thank you for the opportunity to guide your investments. We appreciate your commitment to the ICON Funds.

Yours truly,

Craig T. Callahan, DBA
Chairman of the Board of Trustees and President of the Adviser

6 Message From ICON Funds

ICON Bond Fund
Schedule of Investments
March 31, 2007 (unaudited)

		Interest	Maturity
Principal Amount		Rate	Date	Value

Corporate Bonds (56.7%)
$220,000	Ace INA Holdings, Inc.	8.88%	08/15/29	$290,011
516,000	AK Steel Corp.	7.88	02/15/09	516,000
275,000	Allied Waste North America	5.75	02/15/11	268,125
150,000	Allstate Life Global Fund	3.50	07/30/07	149,115
750,000	American General Finance	5.38	10/01/12	753,348
500,000	Autozone, Inc.	5.50	11/15/15	489,908
250,000	Bank One Corp.	4.13	09/01/07	248,657
297,000	Calenergy Co., Inc.	7.63	10/15/07	300,072
1,000,000	CBS Corp.	5.63	05/01/07	1,000,115
250,000	Centex Corp.	4.55	11/01/10	239,239
250,000	Centex Corp.	5.25	06/15/15	228,129
1,127,000	Chartered Semiconductor - YD	5.75	08/03/10	1,135,439
450,000	Cincinnati Financial Corp.	6.90	05/15/28	484,478
750,000	Cit Group, Inc.	4.75	12/15/10	738,447
355,000	Cit Group, Inc.	7.75	04/02/12	398,402
500,000	Cit Group, Inc.	5.13	09/30/14	484,430
900,000	Cit Group, Inc.	5.85	09/15/16	907,917
410,000	CNA Financial Corp.	6.60	12/15/08	418,110
1,750,000	Comcast Cable Communications Holdings	8.38	03/15/13	2,001,244
400,000	Comcast Cable Communications Holdings	8.88	05/01/17	489,047
1,000,000	Countrywide Financial	4.25	12/19/07	991,247
1,000,000	Countrywide Home Loan	4.13	09/15/09	972,539
114,000	Cox Communications, Inc.	7.63	06/15/25	128,737
100,000	D.R. Horton, Inc.	8.00	02/01/09	103,711
1,250,000	DaimlerChrysler NA Holding	4.75	01/15/08	1,244,344
500,000	DaimlerChrysler NA Holding	8.00	06/15/10	539,758
1,000,000	DaimlerChrysler NA Holding	7.75	01/18/11	1,082,414
250,000	DaimlerChrysler NA Holding	8.50	01/18/31	312,224
2,500,000	DaimlerChrysler NA Holding	6.50	11/15/13	2,632,920
500,000	Deutsche Telekom International Finance - YD	8.00	06/15/10	542,008
450,000	Deutsche Telekom International Finance - YD	8.25	06/15/30	557,396
260,000	Dillards, Inc.	9.50	09/01/09	279,825
232,000	Dillards, Inc.	9.13	08/01/11	253,170
750,000	Embratel - YD	11.00	12/15/08	819,375
500,000	Farmers Insurance Capital Notes*	7.20	07/15/48	515,489

Schedule of Investments 7

		Interest	Maturity
Principal Amount		Rate	Date	Value

$6,000	First American Financial	7.55%	04/01/28	$6,492
1,500,000	Ford Motor Credit Co.	4.95	01/15/08	1,482,039
1,500,000	Ford Motor Credit Co.	5.63	10/01/08	1,469,875
500,000	Gannett Co., Inc.	5.50	04/01/07	499,997
500,000	General Electric Corp.	5.45	01/15/13	506,430
1,500,000	GMAC LLC	6.13	08/28/07	1,499,107
1,000,000	GMAC LLC	5.13	05/09/08	988,326
250,000	Goldman Sachs Group, Inc.	7.35	10/01/09	263,356
1,250,000	Goldman Sachs Group, Inc.	6.88	01/15/11	1,321,510
1,000,000	Goldman Sachs Group, Inc.	6.60	01/15/12	1,055,640
1,500,000	Goldman Sachs Group, Inc.	5.13	01/15/15	1,460,580
1,028,000	Hilton Hotels Corp.	7.95	04/15/07	1,028,632
138,000	Household Finance Corp.	7.65	05/15/07	138,328
670,000	Household Finance Corp.	5.88	02/01/09	677,621
500,000	Household Finance Corp.	7.00	05/15/12	536,579
700,000	Household Finance Corp.	6.38	11/27/12	734,644
250,000	IBM Corp.	3.80	02/01/08	247,220
950,000	IBM Corp.	8.38	11/01/19	1,188,586
500,000	International Lease Finance Corp.	4.75	04/30/07	499,747
1,109,000	International Lease Finance Corp.	5.63	06/01/07	1,109,298
500,000	International Lease Finance Corp.	6.38	03/15/09	511,889
294,000	International Lease Finance Corp.	4.88	09/01/10	291,787
450,000	John Hancock*	7.38	02/15/24	516,011
50,000	JP Morgan Chase & Co.	6.70	11/01/07	50,386
200,000	JP Morgan Chase & Co.	4.00	02/01/08	197,809
455,000	JP Morgan Chase & Co.	6.75	08/15/08	462,540
500,000	Kraft Foods, Inc.	5.25	06/01/07	499,710
500,000	Kraft Foods, Inc.	6.25	06/01/12	519,552
430,000	Liberty Mutual Insurance*	8.20	05/04/07	430,597
500,000	Morgan Stanley	3.88	01/15/09	489,866
250,000	Morgan Stanley	4.25	05/15/10	244,234
500,000	Morgan Stanley	4.75	04/01/14	474,894
400,000	New Jersey Bell Telephone	7.85	11/15/29	453,600
122,000	NLV Financial Corp.*	6.50	03/15/35	117,301
929,000	Owens Illinois, Inc.	8.10	05/15/07	929,000
500,000	Pemex Project Funding Master Trust	8.50	02/15/08	511,750
300,000	Private Export Funding, Series B	6.49	07/15/07	300,884
500,000	Prudential Financial, Inc.	4.75	06/13/15	476,122
200,000	Pulte Homes, Inc.	4.88	07/15/09	197,077
250,000	Pulte Homes, Inc.	5.20	02/15/15	230,982
350,000	Royal Caribbean Cruises - YD	6.75	03/15/08	353,077

8 Schedule of Investments

		Interest	Maturity
Principal Amount		Rate	Date	Value

$100,000	Sears Roebuck Acceptance Corp.	7.00%	06/15/07	$100,097
382,000	Sears Roebuck Acceptance Corp.	6.25	05/01/09	384,542
213,000	Semco Energy, Inc.	6.40	11/25/08	208,887
500,000	Target Corp.	3.38	03/01/08	491,433
350,000	Telefonica de Argentina - YD	9.13	11/07/10	376,250
500,000	Tennessee Gas Pipeline	7.00	10/15/28	535,333
450,000	Time Warner Cos., Inc.	7.48	01/15/08	456,348
288,000	TRW, Inc.	6.32	05/27/08	289,564
500,000	Tyco International, Ltd. - YD	6.13	11/01/08	506,732
155,000	Union Carbide Corp.	6.70	04/01/09	157,765
410,000	Verizon, Inc.	8.30	08/01/31	485,855
200,000	Wal-Mart Stores	7.55	02/15/30	240,738
1,000,000	Washinton Mutual Bank	5.13	01/15/15	959,336
500,000	Wisconsin Power & Light Co.	7.00	06/15/07	501,432

Total Corporate Bonds (Cost $53,161,234)				53,182,777
U.S. Government And U.S. Government Agency Bonds (38.0%)
270,000	Fannie Mae	3.10	07/28/08	263,444
8,000,000	Fannie Mae	5.25	08/01/12	8,091,912
6,000,000	Fannie Mae	5.13	01/02/14	6,007,824
1,500,000	Fannie Mae	5.00	03/09/15	1,467,461
500,000	Fannie Mae	5.00	04/17/15	488,811
1,000,000	Fannie Mae	5.00	07/09/18	961,606
2,000,000	Fannie Mae	3.25	01/15/08	1,971,240
255,000	Federal Farm Credit Bank	5.90	08/04/08	258,032
1,000,000	Federal Home Loan Bank	4.00	02/12/10	978,023
405,000	Federal Home Loan Bank	4.80	03/19/13	396,996
750,000	Federal Home Loan Bank	5.50	02/14/20	732,071
500,000	Federal Home Loan Bank	5.50	03/03/20	488,281
500,000	Federal Home Loan Mortgage Corp.	5.75	04/15/08	503,593
1,500,000	Federal Home Loan Mortgage Corp.	5.05	02/28/13	1,477,893
370,000	Federal Home Loan Mortgage Corp.	5.00	10/29/13	362,879
457,000	Federal Home Loan Mortgage Corp.	5.00	09/15/14	446,679
1,500,000	Federal Home Loan Mortgage Corp.	5.16	02/27/15	1,471,461
400,000	Federal Home Loan Mortgage Corp.	5.00	12/15/15	388,413
550,000	Federal Home Loan Mortgage Corp.	5.00	09/09/16	532,198
975,000	Federal Home Loan Mortgage Corp.	5.25	07/27/17	949,791
1,000,000	US Treasury Note	3.00	02/15/08	983,477
1,500,000	US Treasury Note	3.13	09/15/08	1,465,958
500,000	US Treasury Note	3.38	12/15/08	489,530
1,000,000	US Treasury Strip	5.11	05/15/07	993,992
2,650,000	US Treasury Strip	5.13	11/15/07	2,569,384

Schedule of Investments 9

		Interest	Maturity
Principal Amount		Rate	Date	Value

$973,000	US Treasury Strip	9.88%	05/15/08	$922,986

Total U.S. Government And U.S. Government Agency Bonds (Cost $35,696,979)				35,663,935
Foreign Government Bonds (2.7%)
1,000,000	Federal Republic of Brazil - YD	9.38	04/07/08	1,040,000
750,000	Federal Republic of Brazil - YD	14.50	10/15/09	916,875
500,000	Republic of South Africa - YD	6.50	06/02/14	532,500

Total Foreign Government Bonds (Cost $2,454,633)				2,489,375
Short-Term Investment (1.8%)
1,718,375	Brown Brothers Harriman Time Deposit, 4.69%, 04/02/07 #			1,718,375

Total Short-Term Investments (Cost $1,718,375)				1,718,375
Total Investments 99.2% (Cost $93,031,221)				93,054,462
Other Assets Less Liabilities 0.8%				756,860

Net Assets 100.0%				$93,811,322

The accompanying notes are an integral part of the financial statements.

*	Security was acquired pursuant to Rule 144A of the Securities Act of 1933 and may be deemed to be restricted for resale. These securities are considered to be illiquid. The aggregate value of these securities at March 31, 2007 was $1,579,398, which represented 1.68% of the Fund’s Net Assets.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of March 31, 2007.

YD	Yankee Dollar Bond.

10 Schedule of Investments

Credit Quality Diversification
March 31, 2007

Aaa	24.3%
Aa2	15.9%
Aa3	7.9%
A1	6.0%
A2	4.8%
A3	6.7%
Baa1	7.7%
Baa2	5.0%
Baa3	5.2%
Ba1	4.1%
Ba2	3.0%
Ba3	0.9%
B1	3.4%
B2	1.5%
Caa1	1.0%

Percentages are based upon total investments less short-term investments.

Ratings based on Moody’s.

Schedule of Investments 11

ICON Core Equity Fund
Schedule of Investments
March 31, 2007 (unaudited)

Shares		Value

Common Stocks (99.6%)
35,500	AAR Corp.(a)	$978,380
22,200	Abercrombie & Fitch Co.	1,680,096
70,700	Acergy S.A. - ADR(a)	1,505,203
20,000	Acuity Brands, Inc.	1,088,800
37,500	Advance Auto Parts, Inc.	1,445,625
41,500	Aflac, Inc.	1,952,990
34,200	America Movil S.A.B. de C.V. - ADR	1,634,418
68,800	American International Group, Inc.	4,624,736
42,100	American Standard Cos., Inc.	2,232,142
23,900	AmerisourceBergen Corp.	1,260,725
18,800	Anixter International, Inc.(a)	1,239,672
20,400	Apple Computer, Inc.(a)	1,895,364
25,300	Arrow Electronics, Inc.(a)	955,075
107,700	AT&T, Inc.	4,246,611
52,900	Atwood Oceanics, Inc.(a)	3,104,701
8,200	AutoZone, Inc.(a)	1,050,748
72,800	Avnet, Inc.(a)	2,630,992
84,500	Banco Santander Central Hispano S.A. - ADR	1,506,635
58,900	Bank of America Corp.	3,005,078
12,200	Bank of Ireland - ADR	1,055,300
24,000	Belden CDT, Inc.	1,286,160
24,200	Burlington Northern Santa Fe Corp.	1,946,406
82,700	Cablevision Systems Corp. - Class A	$2,516,561
63,300	Cameron International Corp.(a)	3,974,607
21,000	Celgene Corp.(a)	1,101,660
57,400	CenterPoint Energy, Inc.	1,029,756
40,700	Chevron Corp.	3,010,172
3,000	Chicago Mercantile Exchange	1,597,380
19,500	China Petroleum and Chemical Corp. - ADR	1,647,360
7,000	CIGNA Corp.	998,620
117,400	Cisco Systems, Inc.(a)	2,997,222
84,750	Comcast Corp. - Class A(a)	2,199,263
25,900	Comerica, Inc.	1,531,208
8,600	Credit Suisse Group - ADR	617,738
14,100	Cummins, Inc.	2,040,552
38,400	Curtiss-Wright Corp.	1,479,936
10,900	Deere & Co.	1,184,176
15,400	Deutsche Bank AG - ADR	2,071,916
18,000	Diamond Offshore Drilling, Inc.	1,457,100
17,500	Dick’s Sporting Goods, Inc.(a)	1,019,550
18,600	Dominion Resources, Inc. of Virginia	1,651,122
28,500	E.I. du Pont de Nemours and Co.	1,408,755
63,900	eBay, Inc.(a)	2,118,285
46,700	ENSCO International, Inc.	2,540,480
19,900	Exelon Corp.	1,367,329

12 Schedule of Investments

Shares		Value

50,200	Forest Laboratories, Inc.(a)	$2,582,288
34,200	FPL Group, Inc.	2,092,014
79,100	General Electric Co.	2,796,976
6,900	Google, Inc. - Class A(a)	3,161,304
61,100	Grant Prideco, Inc.(a)	3,045,224
19,900	Harris Corp.	1,013,905
22,300	Healthcare Services Group, Inc.	638,895
76,300	Hercules, Inc.(a)	1,490,902
83,000	Hewlett-Packard Co.	3,331,620
59,100	Honda Motor Co., Ltd. - ADR	2,060,817
31,600	Humana, Inc.(a)	1,833,432
47,400	International Business Machines Corp.	4,467,924
48,200	Johnson & Johnson, Inc.	2,904,532
22,000	Johnson Controls, Inc.	2,081,640
91,100	JPMorgan Chase & Co.	4,407,418
63,200	K-V Pharmaceutical Co.(a)	1,562,936
48,200	Kirby Corp.(a)	1,686,036
18,200	KLA-Tencor Corp.	970,424
14,900	Martin Marietta Materials, Inc.	2,014,480
23,900	Media General, Inc. - Class A	912,024
17,400	Memc Electronic Materials, Inc.(a)	1,054,092
47,200	Merck & Co., Inc.	2,084,824
11,800	Meredith Corp.	677,202
17,100	Merrill Lynch & Co., Inc.	1,396,557
30,200	MetLife, Inc.	1,907,130
26,300	Morgan Stanley	2,071,388
16,100	MSC Industrial Direct Co., Inc. - Class A	751,548
103,300	Myers Industries, Inc.	$1,929,644
16,500	Nike, Inc. - Class B	1,753,290
40,600	Norfolk Southern Corp.	2,054,360
66,700	PetSmart, Inc.	2,198,432
45,600	Philadelphia Consolidated Holding Corp.(a)	2,005,944
52,800	PSS World Medical, Inc.(a)	1,116,192
80,600	Quintana Maritime, Ltd. - ADR	1,109,862
18,400	Schlumberger, Ltd. - ADR	1,271,440
13,700	Siemens AG - ADR	1,468,640
25,100	Silgan Holdings, Inc.	1,282,861
86,500	Stride Rite Corp.	1,331,235
17,300	Stryker Corp.	1,147,336
64,500	Superior Industries International, Inc.	1,343,535
137,091	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	1,473,728
45,300	Target Corp.	2,684,478
18,800	Telefonica S.A. - ADR	1,248,320
18,100	Telenor ASA - ADR	962,377
108,200	The DIRECTV Group, Inc.(a)	2,496,174
9,500	The Goldman Sachs Group, Inc.	1,962,985
10,100	The Hartford Financial Services Group, Inc.	965,358
20,600	The Stanley Works	1,140,416
22,600	The Toro Co.	1,158,024
46,900	The Walt Disney Co.	1,614,767
67,900	Time Warner, Inc.	1,338,988
8,800	Toyota Motor Corp. - ADR	1,127,808
35,200	UBS AG - ADR	2,091,936
5,800	Union Pacific Corp.	588,990

Schedule of Investments 13

Shares or Principal Amount		Value

60,600	UnitedHealth Group, Inc.	$3,209,982
57,300	Wabtec Corp.	1,976,277
19,300	Watsco, Inc.	985,651
34,100	WellPoint, Inc.(a)	2,765,510
124,400	Xerox Corp.(a)	2,101,116
7,700	Zimmer Holdings, Inc.(a)	657,657

Total Common Stocks (Cost $171,345,983)		191,447,450
Short-Term Investments (0.3%)
$507,517	Brown Brothers Harriman Time Deposit, 4.69%, 04/02/07#	$507,517

Total Short-Term Investments (Cost $507,517)		507,517
Total Investments (Cost $171,853,500) 99.9%		191,954,967
Other Assets Less Liabilities 0.1%		214,956

Net Assets 100.0%		$192,169,923

The accompanying notes are an integral part of the financial statements.

(a)	Non-income producing security.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of March 31, 2007.

ADR	American Depositary Receipt

14 Schedule of Investments

Sector Composition
March 31, 2007

Financial	18.1%
Information Technology	15.3%
Industrials	14.3%
Healthcare	12.1%
Energy	11.2%
Consumer Discretionary	10.9%
Telecommunication and Utilities	7.4%
Leisure and Consumer Staples	6.1%
Materials	4.2%

Percentages are based upon net assets.

Industry Composition
March 31, 2007

Oil & Gas Equipment & Services	5.2%
Computer Hardware	5.1%
Managed Health Care	4.8%
Pharmaceuticals	4.7%
Other Diversified Financial Services	3.9%
Broadcast & Cable TV	3.7%
Oil & Gas Drilling	3.7%
Integrated Telecommunication Services	3.4%
Construction & Farm Machinery & Heavy Trucks	3.3%
Multi-Line Insurance	2.9%
Investment Banking & Brokerage	2.8%
Internet Software Services	2.7%
Diversified Capital Markets	2.5%
Technology Distributors	2.5%
Integrated Oil & Gas	2.4%
Railroads	2.4%
Industrial Conglomerates	2.2%
Communications Equipment	2.1%
Diversified Banks	2.1%
Life & Health Insurance	2.0%
Auto Parts & Equipment	1.8%
Electric Utilities	1.8%
Automobile Manufacturers	1.7%
Metal & Glass Containers	1.7%
Specialty Stores	1.7%
Footwear	1.6%
Diversified Chemicals	1.5%
Movies & Entertainment	1.5%
General Merchandise Stores	1.4%
Marine	1.4%
Multi-Utilities	1.4%
Aerospace & Defense	1.3%
Automotive Retail	1.3%
Building Products	1.2%
Electrical Components & Equipment	1.2%
Health Care Distributors	1.2%
Office Electronics	1.1%
Construction Materials	1.0%
Property & Casualty Insurance	1.0%
Semiconductor Equipment	1.0%
Apparel Retail	0.9%
Health Care Equipment	0.9%
Trading Companies & Distributors	0.9%
Publishing	0.8%
Semiconductors	0.8%
Specialized Finance	0.8%
Wireless Telecommunication Services	0.8%
Biotechnology	0.6%
Household Appliances	0.6%
Diversified Commercial & Professional Services	0.3%

Percentages are based upon net assets.

Schedule of Investments 15

ICON Income Opportunity Fund*
Schedule of Investments
March 31, 2007 (unaudited)

Shares		Value

Common Stocks (99.4%)
5,700	Abercrombie & Fitch Co.	$431,376
4,200	Acuity Brands, Inc.	228,648
6,600	Allegheny Energy, Inc.(a)	324,324
7,400	Allied Irish Banks PLC - ADR[x]	443,038
19,600	America Movil S.A.B. de C.V. - ADR	936,684
14,800	American International Group, Inc.[x]	994,856
14,000	American Standard Cos., Inc.	742,280
9,200	Anixter International, Inc.(a)	606,648
5,600	Apple Computer, Inc.(a)	520,296
15,400	AT&T, Inc.[x]	607,222
5,500	AutoZone, Inc.(a)x	704,770
20,000	Avnet, Inc.(a)	722,800
15,300	Ball Corp.	701,505
41,200	Banco Santander Central Hispano S.A. - ADR[x]	734,596
4,900	BT Group PLC - ADR[x]	294,049
12,900	Cameron International Corp.(a)	809,991
5,500	Celgene Corp.(a)	288,530
7,500	Chevron Corp.	554,700
5,500	CIGNA Corp.	784,630
34,400	Cisco Systems, Inc.(a)	878,232
14,800	Citigroup, Inc.	759,832
8,200	Cognizant Technology Solutions Corp.(a)	723,814
20,350	Comcast Corp. - Class A(a)	528,082
11,600	Credit Suisse Group - ADR[x]	833,228
3,900	Darden Restaurants, Inc.	$160,641
8,800	Deere & Co.	956,032
6,500	Deutsche Bank AG - ADR	874,510
4,500	Diamond Offshore Drilling, Inc.	364,275
4,900	Dominion Resources, Inc. of Virginia	434,973
7,000	E.I. du Pont de Nemours and Co.	346,010
7,400	Eagle Materials, Inc.	330,262
4,900	eBay, Inc.(a)x	162,435
6,300	EchoStar Communications Corp. - Class A(a)	273,609
14,500	ENSCO International, Inc.	788,800
8,000	Exelon Corp.	549,680
10,400	Fiserv, Inc.(a)	551,824
3,200	Fomento Economico Mexicano, S.A. de C.V. - ADR	353,248
17,600	Forest Laboratories, Inc.(a)	905,344
14,500	FPL Group, Inc.	886,965
16,500	General Electric Co.	583,440
11,600	GlobalSantaFe Corp.	715,488
1,500	Google, Inc. - Class A(a)x	687,240
15,400	Grant Prideco, Inc.(a)	767,536
16,500	Health Net, Inc.(a)x	887,865
2,300	Henkel KGaA - ADR	338,560
10,200	Hercules, Inc.(a)	199,308
8,300	Hewlett-Packard Co.	333,162
5,600	Humana, Inc.(a)	324,912
10,800	International Business Machines Corp.[x]	1,018,008
7,200	Johnson & Johnson, Inc.	433,872

16 Schedule of Investments

Shares		Value

7,100	Johnson Controls, Inc.[x]	$671,802
21,500	JPMorgan Chase & Co.	1,040,170
11,100	Kohl’s Corp.(a)	850,371
9,200	Loews Corp.	417,956
6,900	Marathon Oil Corp.[x]	681,927
8,000	Martin Marietta Materials, Inc.	1,081,600
7,000	Merck & Co., Inc.	309,190
7,700	Meredith Corp.	441,903
8,700	MetLife, Inc.[x]	549,405
23,200	Microsoft Corp.	646,584
11,300	Morgan Stanley[x]	889,988
4,400	National Grid PLC - ADR[x]	346,764
9,700	National Oilwell Varco, Inc.(a)	754,563
5,200	NII Holdings, Inc.(a)	385,736
6,700	Nike, Inc. - Class B	711,942
18,800	Norfolk Southern Corp.	951,280
3,300	Northrop Grumman Corp.	244,926
11,700	Oshkosh Truck Corp.[x]	620,100
9,000	PetSmart, Inc.	296,640
17,800	Procter & Gamble Co.	1,124,248
15,000	PT Telekomunikasi Indonesia - ADR	647,100
10,600	Quanex Corp.	448,910
27,200	Schering-Plough Corp.[x]	693,872
11,900	St. Jude Medical, Inc.(a)x	447,559
8,500	Staples, Inc.	219,640
10,700	Stryker Corp.	709,624
5,000	SunTrust Banks, Inc.	415,200
8,900	Sysco Corp.	301,087
45,833	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	492,705
15,200	Target Corp.[x]	900,752
26,400	Telefonos de Mexico S.A. de C.V. - ADR	881,760

Shares or Principal Amount		Value

8,900	Telenor ASA - ADR	$473,213
6,200	Texas Industries, Inc.	468,286
12,500	The DIRECTV Group, Inc.(a)x	288,375
5,800	The Goldman Sachs Group, Inc.	1,198,454
5,700	The Hartford Financial Services Group, Inc.	544,806
15,900	The Home Depot, Inc.[x]	584,166
6,100	The Stanley Works	337,696
14,200	The Walt Disney Co.[x]	488,906
35,300	Time Warner, Inc.[x]	696,116
5,700	Toyota Motor Corp. - ADR	730,512
12,400	Trinity Industries, Inc.	519,808
8,200	UBS AG - ADR	487,326
9,300	Union Pacific Corp.	944,415
6,400	United Rentals, Inc.(a)	176,000
13,900	UnitedHealth Group, Inc.[x]	736,283
8,200	Viacom, Inc. - Class B(a)	337,102
13,300	Wabtec Corp.	458,717
11,100	Wachovia Corp.	611,055
7,300	Watsco, Inc.[x]	372,811
9,800	Weatherford International, Ltd.(a)	441,980
4,400	WellPoint, Inc.(a)	356,840
15,300	Wells Fargo & Co.	526,779
3,600	Whirlpool Corp.	305,676
28,100	Xerox Corp.(a)	474,609
4,400	Yum! Brands, Inc.	254,144

Total Common Stocks (Cost $54,387,102)		61,371,509

Short-Term Investments (0.0%)
$11,139	Brown Brothers Harriman Time Deposit, 4.69%, 04/02/07#	11,139

Total Short-Term Investments (Cost $11,139)		11,139

Schedule of Investments 17

Underlying Securities
Index/Expiration
Date/Exercise Price	Contracts	Value

Put Options Purchased (0.2%)
S&P 500 Index,
Expiration April 2007, Exercise Price $1,395.00	175	$148,750

Total Put Options Purchased (Cost $193,025)		148,750
Total Investments 99.6% (Cost $54,591,266)		61,531,398
Other Assets Less Liabilities 0.4%		236,963

Net Assets 100.0%		$61,768,361

The accompanying notes are an integral part of the financial statements.

(a)	Non-income producing security.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of March 31, 2007.

ADR	American Depositary Receipt

x	Portion or all of this security is pledged as collateral for call options written.

*	Formerly the ICON Covered Call Fund.

18 Schedule of Investments

Schedule of Written Call Options
March 31, 2007 (unaudited)

Underlying Securities
Index/Expiration
Date/Exercise Price	Contracts*	Value

S&P 500 Index,
Expiration April 2007, Exercise Price $1,410.00	435	$1,146,225

Total Options Written (Premiums received $1,007,879)		$1,146,225

The accompanying notes are an integral part of the financial statements.

*	All written options have 100 shares per contract.

Schedule of Investments 19

Sector Composition
March 31, 2007

Financial	18.3%
Information Technology	12.8%
Healthcare	11.1%
Industrials	11.0%
Telecommunication and Utilities	11.0%
Consumer Discretionary	10.9%
Energy	9.5%
Leisure and Consumer Staples	9.0%
Materials	5.8%

Percentages are based upon net assets.

Industry Composition
March 31, 2007

Managed Health Care	4.9%
Integrated Telecommunication Services	4.7%
Oil & Gas Equipment & Services	4.5%
Construction & Farm Machinery & Heavy Trucks	4.0%
Diversified Banks	3.8%
Pharmaceuticals	3.7%
Diversified Capital Markets	3.5%
Investment Banking & Brokerage	3.3%
Multi-Line Insurance	3.2%
Railroads	3.1%
Computer Hardware	3.0%
Construction Materials	3.0%
Oil & Gas Drilling	3.0%
Electric Utilities	2.9%
Other Diversified Financial Services	2.9%
Movies & Entertainment	2.5%
Household Products	2.4%
Technology Distributors	2.2%
Wireless Telecommunication Services	2.1%
Integrated Oil & Gas	2.0%
Health Care Equipment	1.9%
Broadcast & Cable TV	1.8%
General Merchandise Stores	1.5%
Communications Equipment	1.4%
Department Stores	1.4%
Internet Software Services	1.4%
Multi-Utilities	1.3%
Automobile Manufacturers	1.2%
Building Products	1.2%
Footwear	1.2%
IT Consulting & Other Services	1.2%
Auto Parts & Equipment	1.1%
Automotive Retail	1.1%
Metal & Glass Containers	1.1%
Systems Software	1.1%
Home Improvement Retail	1.0%
Household Appliances	1.0%
Data Processing & Outsourced Services	0.9%
Diversified Chemicals	0.9%
Industrial Conglomerates	0.9%
Life & Health Insurance	0.9%
Trading Companies & Distributors	0.9%
Office Electronics	0.8%
Semiconductors	0.8%
Specialty Stores	0.8%
Apparel Retail	0.7%
Publishing	0.7%
Regional Banks	0.7%
Restaurants	0.7%
Steel	0.7%
Soft Drinks	0.6%
Biotechnology	0.5%
Food Distributors	0.5%
Aerospace & Defense	0.4%
Electrical Components & Equipment	0.4%

Percentages are based upon net assets.

20 Schedule of Investments

ICON Equity Income Fund
Schedule of Investments
March 31, 2007 (unaudited)

Shares		Value

Common Stocks (88.5%)
16,800	Abbott Laboratories	$937,440
26,300	Acuity Brands, Inc.	1,431,772
21,700	Aircastle, Ltd.	767,746
19,300	Alcan, Inc. - ADR	1,007,460
20,900	Allied Irish Banks PLC - ADR	1,251,283
11,600	Altria Group, Inc.	1,018,596
19,700	Alumina, Ltd. - ADR	463,738
25,900	American Capital Strategies, Ltd.	1,147,629
18,600	American Electric Power Co., Inc.	906,750
19,650	American Financial Group, Inc.	668,886
20,600	American International Group, Inc.	1,384,732
79,200	AT&T, Inc.	3,122,856
77,100	Banco Santander Central Hispano SA - ADR	1,374,693
16,100	Bank of America Corp.	821,422
21,400	Baxter International, Inc.	1,127,138
51,100	Biovail Corp. - ADR	1,117,046
64,300	Bristol-Myers Squibb Co.	1,784,968
12,300	Cabot Corp.	587,079
20,400	Carnival Corp.	955,944
20,100	Chevron Corp.	1,486,596
84,500	Cisco Systems, Inc.(a)	2,157,285
27,200	Citigroup, Inc.	1,396,448
34,400	Clear Channel Communications, Inc.	1,205,376
17,100	Colgate-Palmolive Co.	1,142,109
45,200	Companhia de Saneamento Basico do Estado de Sao Paulo - ADR	$1,527,308
18,300	ConocoPhillips	1,250,805
14,500	Constellation Energy Group	1,260,775
11,900	Deere & Co.	1,292,816
10,500	Deutsche Bank AG - ADR	1,412,670
46,800	Diana Shipping, Inc.	824,148
17,200	Diebold, Inc.	820,612
29,200	E.I. du Pont de Nemours and Co.	1,443,356
20,800	Emerson Electric Co.	896,272
47,000	Family Dollar Stores, Inc.	1,392,140
48,800	Ferro Corp.	1,054,568
45,100	Fidelity National Financial, Inc.	1,082,851
9,200	Fortune Brands, Inc.	725,144
24,900	FPL Group, Inc.	1,523,133
37,300	Genco Shipping & Trading, Ltd.	1,185,394
32,000	General Electric Co.	1,131,520
17,200	General Maritime Corp.	496,736
10,000	GlobalSantaFe Corp.	616,800
3,400	Google, Inc. - Class A(a)	1,557,744
9,000	Greif, Inc. - Class A	999,990
37,200	Healthcare Services Group, Inc.	1,065,780
20,700	Helmerich & Payne, Inc.	628,038
45,100	Hewlett-Packard Co.	1,810,314
27,100	Honeywell International, Inc.	1,248,226

Schedule of Investments 21

Shares		Value

53,300	Horace Mann Educators Corp.	$1,095,315
18,400	Infosys Technologies, Ltd. - ADR	924,600
43,700	Intel Corp.	835,981
23,100	International Business Machines Corp.	2,177,406
9,400	iStar Financial, Inc.	440,202
40,300	JB Hunt Transport Services, Inc.	1,057,472
12,100	Johnson Controls, Inc.	1,144,902
34,500	JPMorgan Chase & Co.	1,669,110
32,600	Kaman Corp., Class A	759,906
16,100	Kimberly-Clark Corp.	1,102,689
14,400	KLA-Tencor Corp.	767,808
33,600	Kroger Co.	949,200
24,800	LCA-Vision, Inc.	1,021,512
26,000	Lee Enterprises, Inc.	781,300
65,000	Libbey, Inc.	911,300
18,500	Lincoln National Corp.	1,254,115
22,500	Manor Care, Inc.	1,223,100
13,200	Marathon Oil Corp.	1,304,556
29,100	McDonald’s Corp.	1,310,955
46,400	MCG Capital Corp.	870,464
21,000	Media General, Inc. - Class A	801,360
16,700	Merck & Co., Inc.	737,639
12,800	Merrill Lynch & Co., Inc.	1,045,376
21,700	MetLife, Inc.	1,370,355
35,100	Microsoft Corp.	978,237
16,000	Morgan Stanley	1,260,160
28,000	Nash Finch Co.	964,880
12,400	Nike, Inc. - Class B	1,317,624
6,000	NRG Energy, Inc.(a)	432,240
13,700	Paccar, Inc.	1,005,580
29,400	PerkinElmer, Inc.	712,068
29,231	Philippine Long Distance Telephone Co. - ADR	$1,543,397
22,100	Procter & Gamble Co.	1,395,836
12,000	Prudential Financial, Inc.	1,083,120
120,800	Quintana Maritime, Ltd.	1,663,416
18,100	R.R. Donnelley & Sons Co.	662,279
28,800	Raytheon Co.	1,510,848
5,600	Redwood Trust, Inc.	292,208
25,400	Safeway, Inc.	930,656
41,500	Seaspan Corp.	1,111,785
36,000	Ship Finance International, Ltd.	987,480
18,100	Silgan Holdings, Inc.	925,091
208,522	Siliconware Precision Industries Co. - ADR	2,045,601
13,100	Smith International, Inc.	629,455
23,400	Southern Copper Corp.	1,676,844
61,600	Steelcase, Inc. - Class A	1,225,224
68,500	Stride Rite Corp.	1,054,215
38,900	Superior Industries International, Inc.	810,287
34,200	Sysco Corp.	1,156,986
76,300	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	820,225
24,400	Target Corp.	1,445,944
16,400	The Allstate Corp.	984,984
24,300	The Bank of New York Co., Inc.	985,365
8,200	The Bear Stearns Cos., Inc.	1,232,870
5,800	The Goldman Sachs Group, Inc.	1,198,454
28,800	The Home Depot, Inc.	1,058,112
16,800	The Stanley Works	930,048
10,800	Tidewater, Inc.	632,664

22 Schedule of Investments

Shares		Value

14,200	Tsakos Energy Navigation, Ltd.	$738,400
46,900	Tuesday Morning Corp.	695,996
21,000	UBS AG - ADR	$1,248,030
19,600	Vodafone Group PLC - ADR	526,456

Total Common Stocks (Cost $108,220,074)		121,941,820

		Interest	Maturity
Shares or Principal Amount		Rate	Date	Value

Convertible Preferred Stock (0.7%)
7,000	Northrop Grumman Corp.	7.00%	04/04/21	$990,500

Total Convertible Preferred Stock (Cost $927,374)				990,500
Corporate Bonds (2.1%)
$1,000,000	DaimlerChrysler AG	6.50%	11/15/13	1,053,168
1,288,000	Household Finance Corp.	4.75%	07/15/13	1,244,156
575,000	United Rentals NA, Inc.	7.75%	11/15/13	590,813

Total Corporate Bonds (Cost $2,905,257)				2,888,137
U.S. Government And U.S. Government Agency Bonds (5.3%)
1,000,000	Freddie Mac	5.00%	01/16/09	1,001,824
1,323,000	Freddie Mac	5.16%	02/27/15	1,297,828
258,000	Freddie Mac	5.00%	09/29/17	248,135
750,000	U.S. Treasury Note	4.00%	08/31/07	746,894
1,000,000	Federal Home Loan Bank	2.75%	03/14/08	978,638
1,000,000	Federal Home Loan Bank	5.80%	09/02/08	1,011,699
1,000,000	Fannie Mae	6.63%	10/15/07	1,007,127
1,000,000	Fannie Mae	5.25%	01/15/09	1,005,872

Total U.S. Government And U.S. Government Agency Bonds (Cost $7,321,322)				7,298,017
Convertible Corporate Bonds (1.1%)
600,000	International Rectifier Corp.	4.25%	07/15/07	596,250
1,000,000	QLT Inc.	3.00%	09/15/23	950,000

Total Convertible Corporate Bonds (Cost $1,549,556)				1,546,250

Schedule of Investments 23

Underlying Security/
Expiration Date/
Exercise Price	Contracts	Value

Call Options Purchased (0.3%)
Apria Healthcare Group, Inc. Expiration January 2008, Exercise Price $35.00	286	$102,960
Citigroup, Inc. Expiration January 2008, Exercise Price $65.00	154	17,325
Comcast Corp.-Class A Expiration January 2008, Exercise Price $26.625	250	88,125
Kinetic Concepts, Inc. Expiration January 2008 Exercise Price $50.00	200	$137,000
MEMC Electronic Materials, Inc.
Expiration January 2008 Exercise Price $65.00	154	132,440

Total Call Options Purchased (Cost $427,866)		477,850
Total Investments (98.0%) (Cost $121,351,449)		135,142,574
Other Assets Less Liabilities 2.0%		2,710,091

Net Assets 100.0%		$137,852,665

The accompanying notes are an integral part of the financial statements.

(a)	Non-income producing security.

ADR	American Depositary Receipt

24 Schedule of Investments

Sector Composition
March 31, 2007

Financial	19.2%
Industrials	13.5%
Information Technology	10.9%
Leisure and Consumer Staples	10.0%
Consumer Discretionary	8.4%
Telecommunication and Utilities	7.9%
Energy	6.4%
Healthcare	6.3%
Materials	5.9%

Percentages are based upon common stock positions as a percentage of net assets.

Industry Composition
March 31, 2007

Computer Hardware	3.4%
Integrated Telecommunication Services	3.4%
Investment Banking & Brokerage	3.4%
Marine	3.4%
Pharmaceuticals	3.3%
Integrated Oil & Gas	2.9%
Other Diversified Financial Services	2.8%
Life & Health Insurance	2.7%
Semiconductors	2.7%
Aerospace & Defense	2.6%
General Merchandise Stores	2.6%
Household Products	2.6%
Multi-Line Insurance	2.3%
Asset Management & Custody Banks	2.2%
Diversified Banks	1.9%
Diversified Capital Markets	1.9%
Electric Utilities	1.8%
Construction & Farm Machinery & Heavy Trucks	1.7%
Electrical Components & Equipment	1.7%
Footwear	1.7%
Communications Equipment	1.6%
Health Care Facilities	1.6%
Oil & Gas Storage & Transportation	1.6%
Diversified Chemicals	1.5%
Food Distributors	1.5%
Property & Casualty Insurance	1.5%
Auto Parts & Equipment	1.4%
Food Retail	1.4%
Metal & Glass Containers	1.4%
Health Care Equipment	1.3%
Diversified Metals & Mining	1.2%
Housewares & Specialties	1.2%
Independent Power Producers & Energy Traders	1.2%
Aluminum	1.1%
Internet Software Services	1.1%
Publishing	1.1%
Water Utilities	1.1%
Restaurants	1.0%
Broadcast & Cable TV	0.9%
Office Services & Supplies	0.9%
Oil & Gas Drilling	0.9%
Oil & Gas Equipment & Services	0.9%
Diversified Commercial & Professional Services	0.8%
Home Improvement Retail	0.8%
Industrial Conglomerates	0.8%
Specialty Chemicals	0.8%
Trucking	0.8%
Hotels, Resorts & Cruise Lines	0.7%
Household Appliances	0.7%
IT Consulting & Other Services	0.7%
Systems Software	0.7%
Tobacco	0.7%
Semiconductor Equipment	0.6%
Trading Companies & Distributors	0.6%
Commercial Printing	0.5%
Mortgage Reits	0.5%
Wireless Telecommunication Services	0.4%

Percentages are based upon common stock positions as a percentage of net assets.

Schedule of Investments 25

ICON Long/Short Fund
Schedule of Investments
March 31, 2007 (unaudited)

Shares		Value

Common Stocks (96.2%)
100,000	Acergy S.A. - ADR(a)	$2,129,000
40,000	Acuity Brands, Inc.	2,177,600
70,000	Aetna, Inc.	3,065,300
20,000	Alaska Air Group, Inc.(a)	762,000
25,000	Alliance Data Systems Corp.(a)	1,540,500
30,000	Allied Irish Banks PLC - ADR	1,796,100
65,000	America Movil S.A.B. de C.V. - ADR	3,106,350
40,000	American Electric Power Co., Inc.	1,950,000
40,000	American International Group, Inc.	2,688,800
20,000	AmerisourceBergen Corp.	1,055,000
60,000	Arrow Electronics, Inc.(a)	2,265,000
75,000	AT&T, Inc.	2,957,250
55,000	Atwood Oceanics, Inc.(a)	3,227,950
75,000	Avnet, Inc.(a)	2,710,500
50,000	Ball Corp.	2,292,500
75,000	Banco Bilbao Vizcaya Argentaria, S.A. - ADR	1,841,250
100,000	Banco Santander Central Hispano SA - ADR	1,783,000
50,000	Bank of America Corp.	2,551,000
50,000	Barrick Gold Corp. - ADR	1,427,500
40,000	Belden CDT, Inc.	2,143,600
75,000	Belo Corp., Class A	1,400,250
15,000	Black & Decker Corp.	1,224,300
25,000	Borders Group, Inc.	$510,500
50,000	BT Group PLC - ADR	3,000,500
30,000	Burlington Northern Santa Fe Corp.	2,412,900
25,000	CIGNA Corp.	3,566,500
50,000	Citigroup, Inc.	2,567,000
50,000	Coca-Cola Enterprises, Inc.	1,012,500
35,000	Cognizant Technology Solutions Corp.(a)	3,089,450
25,000	Comerica, Inc.	1,478,000
75,000	Constellation Brands, Inc.(a)	1,588,500
40,000	Credit Suisse Group - ADR	2,873,200
50,000	D.R. Horton, Inc.	1,100,000
75,000	Dell, Inc.(a)	1,740,750
20,000	Deutsche Bank AG - ADR	2,690,800
30,000	Diamond Offshore Drilling, Inc.	2,428,500
50,000	Dollar Tree Stores, Inc.(a)	1,912,000
25,000	Dominion Resources, Inc. of Virginia	2,219,250
50,000	Eagle Materials, Inc.	2,231,500
75,000	eBay, Inc.(a)	2,486,250
60,000	Electronic Data Systems Corp.	1,660,800
55,000	ENSCO International, Inc.	2,992,000
25,000	Fiserv, Inc.(a)	1,326,500
35,000	FMC Technologies, Inc.(a)	2,441,600

26 Schedule of Investments

Shares		Value

20,000	Fomento Economico Mexicano, S.A. de C.V. - ADR	$2,207,800
50,000	Forest Laboratories, Inc.(a)	2,572,000
40,000	FPL Group, Inc.	2,446,800
25,000	Gannett Co., Inc.	1,407,250
25,000	Genlyte Group, Inc.(a)	1,763,750
35,000	Genzyme Corp.(a)	2,100,700
60,050	HCC Insurance Holdings, Inc.	1,849,540
40,000	Helen of Troy, Ltd.(a)	908,400
25,000	HSBC Holdings PLC - ADR	2,195,250
25,000	Humana, Inc.(a)	1,450,500
32,000	International Business Machines Corp.	3,016,320
40,000	Johnson & Johnson, Inc.	2,410,400
75,000	Jos. A. Bank Clothiers, Inc.(a)	2,651,250
25,000	Joy Global, Inc.	1,072,500
50,000	JPMorgan Chase & Co.	2,419,000
50,000	Koninkljke Ahold N.V. - ADR(a)	587,000
55,000	KT Corp. - ADR	1,231,450
50,000	Lee Enterprises, Inc.	1,502,500
35,000	Lehman Brothers Holding, Inc.	2,452,450
75,000	Lowe’s Cos., Inc.	2,361,750
25,000	Martin Marietta Materials, Inc.	3,380,000
50,000	Merck & Co., Inc.	2,208,500
35,000	MetLife, Inc.	2,210,250
60,000	MGP Ingredients, Inc.	1,222,200
35,000	Morgan Stanley	2,756,600
25,000	MSC Industrial Direct Co., Inc. - Class A	1,167,000
75,000	Mylan Laboratories, Inc.	$1,585,500
50,000	National Oilwell Varco, Inc.(a)	3,889,500
45,000	Norfolk Southern Corp.	2,277,000
25,000	Oshkosh Truck Corp.	1,325,000
75,000	Partner Communications Co., Ltd.	1,110,000
25,000	PepsiAmericas, Inc.	558,000
34,000	PetSmart, Inc.	1,120,640
25,000	Prudential Financial, Inc.	2,256,500
60,000	PT Telekomunikasi Indonesia - ADR	2,588,400
50,000	Quanex Corp.	2,117,500
75,000	Range Resources Corp.	2,505,000
75,000	Ross Stores, Inc.	2,580,000
50,000	Safeway, Inc.	1,832,000
50,000	Silgan Holdings, Inc.	2,555,500
200,030	Siliconware Precision Industries Co. - ADR	1,962,294
29,200	SkyWest, Inc.	783,436
75,000	SUPERVALU, Inc.	2,930,250
175,048	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	1,881,765
50,000	Target Corp.	2,963,000
90,000	Telefonos de Mexico S.A. de C.V. - ADR	3,006,000
40,000	Terex Corp.(a)	2,870,400
75,000	Texas Instruments, Inc.	2,257,500
15,000	The Goldman Sachs Group, Inc.	3,099,450
18,000	The Hartford Financial Services Group, Inc.	1,720,440
65,000	The Home Depot, Inc.	2,388,100

Schedule of Investments 27

Shares		Value

50,000	The Pepsi Bottling Group, Inc.	$1,594,500
29,000	The Stanley Works	1,605,440
50,000	Toll Brothers, Inc.(a)	1,369,000
50,000	Travelzoo, Inc.(a)	1,838,500
55,000	Trinity Industries, Inc.	2,305,600
40,000	UBS AG - ADR	2,377,200
25,000	Union Pacific Corp.	2,538,750
50,000	United Rentals, Inc.(a)	1,375,000
60,000	UnitedHealth Group, Inc.	3,178,200
35,000	Wachovia Corp.	1,926,750
60,000	Weatherford International, Ltd.(a)	2,706,000

Shares or Principal Amount		Value

60,000	Wells Fargo & Co.	$2,065,800
100,000	Xcel Energy, Inc.	2,469,000
150,000	Xerox Corp.(a)	2,533,500

Total Common Stocks (Cost $208,435,083)		229,021,325

Short-Term Investments (3.2%)
$7,528,158	Brown Brothers Harriman Time Deposit, 4.69%, 04/02/07#	7,528,158

Total Short-Term Investments (Cost $7,528,158)		7,528,158
Total Investments 99.4% (Cost $215,963,241)		236,549,483
Other Assets Less Liabilities 0.6%		1,467,736

Net Assets 100.0%		$238,017,219

The accompanying notes are an integral part of the financial statements.

(a)	Non-income producing security.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of March 31, 2007.

ADR	American Depositary Receipt

All shares held may be pledged as collateral for investment securities sold short.

28 Schedule of Investments

ICON Long/Short Fund
Schedule of Short Securities
March 31, 2007 (unaudited)

Shares	Short Security	Value

30,000	Amb Property Corporation	$1,763,700
35,000	Archstone-Smith Trust	1,899,800
15,000	Avalonbay Communities Inc.	1,950,000
40,000	Corporate Office Properties	1,827,200
35,000	Equity Residential	1,688,050
50,000	Luby’s Cafeteria, Inc.(a)	488,500
5,000	SL Green Realty Corp.	685,900
15,000	Techne Corp.(a)	856,500
15,000	Vornado Realty Trust	1,790,100

Total Short Securities (Proceeds $12,920,521)		$12,949,750

The accompanying notes are an integral part of the financial statements.

(a)	Non-income producing security.

Schedule of Investments 29

Sector Composition
March 31, 2007

Financial	20.0%
Information Technology	12.7%
Telecommunication and Utilities	11.0%
Industrials	10.5%
Healthcare	9.7%
Consumer Discretionary	9.5%
Energy	9.4%
Leisure and Consumer Staples	7.5%
Materials	5.9%

Percentages are based upon long positions as a percentage of net assets.

Industry Composition
March 31, 2007

Diversified Banks	5.4%
Integrated Telecommunication Services	5.3%
Managed Health Care	4.6%
Oil & Gas Equipment & Services	4.6%
Pharmaceuticals	3.7%
Oil & Gas Drilling	3.6%
Investment Banking & Brokerage	3.5%
Diversified Capital Markets	3.3%
Construction & Farm Machinery & Heavy Trucks	3.2%
Other Diversified Financial Services	3.2%
Railroads	3.0%
Electrical Components & Equipment	2.6%
Multi-Line Insurance	2.6%
Semiconductors	2.6%
Construction Materials	2.4%
Food Retail	2.3%
Soft Drinks	2.3%
Apparel Retail	2.2%
General Merchandise Stores	2.1%
Technology Distributors	2.1%
Computer Hardware	2.0%
Home Improvement Retail	2.0%
Metal & Glass Containers	2.0%
Multi-Utilities	2.0%
Data Processing & Outsourced Services	1.9%
Electric Utilities	1.9%
Life & Health Insurance	1.9%
Internet Software Services	1.8%
Publishing	1.8%
Wireless Telecommunication Services	1.7%
Household Appliances	1.6%
IT Consulting & Other Services	1.3%
Distillers & Vintners	1.2%
Office Electronics	1.1%
Oil & Gas Exploration & Production	1.1%
Trading Companies & Distributors	1.1%
Home Building	1.0%
Biotechnology	0.9%
Steel	0.9%
Airlines	0.7%
Specialty Stores	0.7%
Gold	0.6%
Health Care Distributors	0.4%

Percentages are based upon long positions as a percentage of net assets.

30 Schedule of Investments

Six Month Hypothetical Expense Example
March 31, 2007 (unaudited)

Example

As a shareholder of a Fund you may pay two types of fees: transaction fees and fund-related fees. Certain funds charge transactions fees, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees. Funds also incur various ongoing expenses, including management fees, distribution and/or service fees, and other fund expenses, which are indirectly paid by shareholders.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the various ICON Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period (10/1/06 - 3/31/07).

Actual Expenses

The first set of lines in the table for each Fund provide information about actual account values and actual expenses. The Example includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. However, the Example does not include client specific fees, such as the $10 fee charged to IRA accounts, or the $15 fee charged for wire redemptions. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of lines in the table for each Fund provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your

Expense Example 31

ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that may be charged by other funds. Therefore, this information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense Ratio
	10/1/06	3/31/07	10/1/06-3/31/07*	10/1/06-3/31/07

ICON Bond Fund
Class I
Actual Expenses	$1,000.00	$1,026.10	$5.05	1.00%
Hypothetical Example (5% return before expenses)	1,000.00	1,020.01	5.04
Class C
Actual period return	1,000.00	1,022.90	8.07	1.60%
Hypothetical Example (5% return before expenses)	1,000.00	1,017.02	8.05
Class Z
Actual period return	1,000.00	1,027.20	3.79	0.75%
Hypothetical Example (5% return before expenses)	1,000.00	1,021.26	3.78
ICON Core Equity Fund
Class I
Actual Expenses	1,000.00	1,061.90	6.37	1.24%
Hypothetical Example (5% return before expenses)	1,000.00	1,018.83	6.23
Class C
Actual Expenses	1,000.00	1,057.80	10.47	2.04%
Hypothetical Example (5% return before expenses)	1,000.00	1,014.83	10.25
Class Z
Actual Expenses	1,000.00	1,063.20	5.14	1.00%
Hypothetical Example (5% return before expenses)	1,000.00	1,020.01	5.04
Class A
Actual Expenses	1,000.00	1,056.00	8.31	1.62%
Hypothetical Example (5% return before expenses)	1,000.00	1,017.00	8.15

32 Expense Example

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense Ratio
	10/1/06	3/31/07	10/1/06-3/31/07*	10/1/06-3/31/07

ICON Income Opportunity Fund+
Class I
Actual Expenses	$1,000.00	$1,051.80	$7.78	1.52%
Hypothetical Example (5% return before expenses)	1,000.00	1,017.42	7.65
Class C
Actual Expenses	1,000.00	1,047.20	11.59	2.27%
Hypothetical Example (5% return before expenses)	1,000.00	1,013.68	11.40
Class Z
Actual Expenses	1,000.00	1,052.60	6.91	1.35%
Hypothetical Example (5% return before expenses)	1,000.00	1,018.27	6.79
Class A
Actual Expenses	1,000.00	1,052.00	8.13	1.59%
Hypothetical Example (5% return before expenses)	1,000.00	1,017.00	8.00
ICON Equity Income Fund
Class I
Actual Expenses	1,000.00	1,068.70	6.29	1.22%
Hypothetical Example (5% return before expenses)	1,000.00	1,018.92	6.14
Class C
Actual Expenses	1,000.00	1,063.30	11.37	2.21%
Hypothetical Example (5% return before expenses)	1,000.00	1,013.98	11.10
Class Z
Actual Expenses	1,000.00	1,068.60	6.24	1.21%
Hypothetical Example (5% return before expenses)	1,000.00	1,018.97	6.09
Class A
Actual Expenses	1,000.00	1,067.00	7.47	1.45%
Hypothetical Example (5% return before expenses)	1,000.00	1,018.00	7.29

Expense Example 33

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense Ratio
	10/1/06	3/31/07	10/1/06-3/31/07*	10/1/06-3/31/07

ICON Long/Short Fund
Class I
Actual Expenses	$1,000.00	$1,075.30	$6.67	1.29%
Hypothetical Example (5% return before expenses)	1,000.00	1,018.57	6.49
Class C
Actual Expenses	1,000.00	1,070.40	11.41	2.21%
Hypothetical Example (5% return before expenses)	1,000.00	1,013.98	11.10
Class Z
Actual Expenses	1,000.00	1,076.70	5.33	1.03%
Hypothetical Example (5% return before expenses)	1,000.00	1,019.86	5.19
Class A
Actual period return	1,000.00	1,075.00	7.45	1.44%
Hypothetical Example (5% return before expenses)	1,000.00	1,018.00	7.24

*	Expenses are equal to the Fund’s six month expense ratio annualized, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

Total returns exclude sales charges. If sales charges were included (maximum 5.75%), returns would be lower.

+	Formerly the ICON Covered Call Fund

34 Expense Example

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Statements of Assets and Liabilities
March 31, 2007 (unaudited)

	ICON Bond	ICON Core
	Fund	Equity Fund
Assets
Investments, at cost	$93,031,221	$171,853,500

Investments, at value	93,054,462	191,954,967
Cash	-	11,666
Deposits for short sales	-	-
Receivables:
Fund shares sold	538,856	188,416
Investments sold	-	5,034,888
Interest	1,255,627	130
Dividends	-	98,479
Expense reimbursements by Adviser	9,197	-
Other assets	29,400	33,116

Total Assets	94,887,542	197,321,662

Liabilities
Options written, at value (premiums received of $1,007,879)	-	-
Common stocks sold short, at value (proceeds of $12,920,521)	-	-
Payables:
Due to custodian bank	-	-
Interest	-	18
Investments bought	489,844	4,681,774
Fund shares redeemed	129,668	173,515
Distributions due to shareholders	354,988	-
Advisory fees	47,824	122,810
Accrued distribution fees	20,505	101,439
Fund accounting fees	5,340	6,385
Transfer agent fees	13,779	42,549
Administration fees	3,770	7,781
Trustee fees	4,149	8,521
Accrued expenses	6,353	6,947

Total Liabilities	1,076,220	5,151,739

Net Assets - all share classes	$93,811,322	$192,169,923

Net Assets - Class I	$92,674,701	$94,534,980

Net Assets - Class C	$1,134,066	$95,231,133

Net Assets - Class Z	$2,555	$1,186,922

Net Assets - Class A	$-	$1,216,888

Net Assets Consist of
Paid-in capital	$95,288,625	$166,309,148
Accumulated undistributed net investment income/(loss)	(14,631)	(173,642)
Accumulated undistributed net realized gain/(loss) from investments	(1,485,913)	5,932,950
Unrealized appreciation/(depreciation on investments, written options and securities sold short	23,241	20,101,467

Net Assets	$93,811,322	$192,169,923

The accompanying notes are an integral part of the financial statements.

*	Formerly the ICON Covered Call Fund.

36 Financial Statements

ICON Income	ICON Equity	ICON Long/
Opportunity Fund*	Income Fund	Short Fund

$54,591,266	$121,351,449	$215,963,241

61,531,398	135,142,574	236,549,483
455,321	-	-
-	-	12,117,740

2,658,579	948,195	970,807
3,026,431	2,678,343	2,447,399
2	128,294	1,936
38,184	283,739	211,210
1,615	803	-
29,147	29,880	44,283

67,740,677	139,211,828	252,342,858

1,146,225	-	-

-	-	12,949,750

-	172,326	-
740	83	-
2,057,526	-	870,217
106,221	164,908	206,644
2,590,933	857,089	-
40,404	87,965	167,991
14,721	32,422	70,873
1,321	5,445	7,326
11,181	17,888	25,961
2,496	5,567	9,208
500	6,103	10,294
48	9,367	7,375

5,972,316	1,359,163	14,325,639

$61,768,361	$137,852,665	$238,017,219

$59,264,956	$132,771,081	$195,326,975

$2,439,361	$4,869,473	$35,919,067

$23,253	$37,028	$3,609,679

$40,791	$175,083	$3,161,498

$56,674,723	$119,427,398	$216,199,592
(61,239)	(139,931)	(180,138)

(1,646,909)	4,774,073	1,440,752

6,801,786	13,791,125	20,557,013

$61,768,361	$137,852,665	$238,017,219

Financial Statements 37

Statements of Assets and Liabilities (continued)
March 31, 2007 (unaudited)

	ICON Bond	ICON Core
	Fund	Equity Fund
Shares outstanding (unlimited shares authorized, no par value)
Class I	9,240,798	6,280,612
Class C	112,810	6,681,057
Class Z	255	78,688
Class A	-	82,031
Net asset value (offering and redemption price per share)
Class I	$10.03	$15.05
Class C	$10.05	$14.25
Class Z	$10.02	$15.08
Class A	$-	$14.83
Class A maximum offering price (100%/(100%-maximum sales charge)) of net asset value adjusted to the nearest cent per share	$-	$15.73

The accompanying notes are an integral part of the financial statements.

*	Formerly the ICON Covered Call Fund.

38 Financial Statements

ICON Income	ICON Equity	ICON Long/
Opportunity Fund*	Income Fund	Short Fund

4,460,994	8,797,725	10,853,235
190,486	325,081	2,064,454
1,729	2,456	199,459
3,077	11,639	176,140

$13.29	$15.09	$18.00
$12.81	$14.98	$17.40
$13.45	$15.08	$18.10
$13.26	$15.04	$17.95

$14.07	$15.96	$19.05

Financial Statements 39

Statements of Operations
For the period ended March 31, 2007 (unaudited)

		ICON
	ICON	Core Equity
	Bond Fund	Fund
Investment Income
Interest	$2,538,493	$37,732
Dividends	-	1,444,195

Total Investment Income	2,538,493	1,481,927

Expenses
Advisory fees	278,943	764,928
Distribution fees:
Class I	114,868	129,517
Class C	4,601	492,051
Class A	-	775
Fund accounting fees	13,070	25,550
Transfer agent fees	38,695	117,395
Administration fees	21,462	47,083
Registration fees:
Class I	9,902	6,955
Class C	6,109	7,126
Class A	-	2
Insurance expense	2,663	5,948
Trustee fees and expenses	3,142	6,431
Interest expense	97	2,994
Other expenses	28,366	53,881
Dividends on short positions	-	-

Total expenses before expense (reimbursement)/recoupment and transfer agent earnings credit	521,918	1,660,636

Transfer agent earnings credit	(2,316)	(5,067)
Expense (reimbursement)/recoupment by Adviser due to expense limitation agreement	(51,358)	-

Net Expenses	468,244	1,655,569

Net Investment Income/(Loss)	2,070,249	(173,642)

Net Realized and Unrealized Gain/(Loss) on Investments
Net realized gain/(loss) from investment transactions	(31,526)	7,277,664
Net realized gain/(loss) from written option transactions	-	-
Net realized gain/(loss) from securities sold short	-	-
Change in unrealized net appreciation/(depreciation) on investments	354,648	5,161,407
Change in unrealized net appreciation/(depreciation) on written options and securities sold short	-	-

Net realized and unrealized gain/(loss) on Investments	323,122	12,439,071

Net Increase/(Decrease) in Net Assets Resulting From Operations	$2,393,371	$12,265,429

The accompanying notes are an integral part of the financial statements.

* Formerly the ICON Covered Call Fund.

40 Financial Statements

ICON
Income	ICON	ICON
Opportunity	Equity Income	Long/Short
Fund*	Fund	Fund

$15,678	$224,073	$210,350
461,752	2,161,614	1,562,265

477,430	2,385,687	1,772,615

237,654	532,073	947,307

75,878	171,139	231,982
13,204	24,307	158,983
26	108	2,570
9,490	18,218	27,866
31,194	52,997	69,985
14,628	32,751	51,451

7,095	7,931	11,549
5,098	5,227	6,620
3	2	22
1,833	3,947	5,640
1,992	4,354	6,847
23,099	6,296	-
29,341	38,565	54,426
-	-	6,200

450,535	897,915	1,581,448

(1,573)	(3,525)	(5,551)

43,521	(6,498)	7,478

492,483	887,892	1,583,375

(15,053)	1,497,795	189,240

2,029,954	5,503,856	2,820,579
(689,822)	-	-
-	-	(1,345,381)

2,122,576	2,460,287	14,374,449

(244,679)	-	(399,776)

3,218,029	7,964,143	15,449,871

$3,202,976	$9,461,938	$15,639,111

Financial Statements 41

Statements of Changes in Net Assets

	ICON Bond Fund		ICON Core Equity Fund
	Period ended	Year ended	Period ended	Year ended
	March 31,	September 30,	March 31,	September 30,
	2007 (unaudited)	2006	2007 (unaudited)	2006
Operations
Net investment income/(loss)	$2,070,249	$3,646,185	$(173,642)	$(958,391)
Net realized gain/(loss) from investment transactions, written options and securities sold short	(31,526)	(1,371,071)	7,277,664	17,009,597
Change in net unrealized appreciation/(depreciation) from investment transactions, written options and securities sold short	354,648	143,765	5,161,407	(10,215,314)

Net increase/(decrease) in net assets resulting from operations	2,393,371	2,418,879	12,265,429	5,835,892

Dividends and Distributions to Shareholders
Net investment income
Class I	(2,101,025)	(3,568,886)	-	-
Class C	(21,454)	(35,016)	-	-
Class Z	(86)	(163)	-	-
Class A	-	-	-	-
Net realized gains
Class I	-	(67,629)	(7,580,908)	(3,632,925)
Class C	-	(720)	(7,230,668)	(3,157,999)
Class Z	-	(5)	(94,989)	(44,621)
Class A	-	-	(36,638)	-

Net decrease from dividends and distributions	(2,122,565)	(3,672,419)	(14,943,203)	(6,835,545)

Fund Share Transactions
Shares sold
Class I	15,066,469	64,855,369	14,051,456	48,438,116
Class C	400,292	680,279	5,153,957	30,392,845
Class Z	796	3,382	106,279	144,544
Class A	-	-	1,105,823	126,818
Reinvested dividends and distributions
Class I	2,045,164	3,549,356	6,749,960	3,340,799
Class C	20,035	32,459	6,925,661	3,039,446
Class Z	85	169	92,041	44,621
Class A	-	-	32,501	-
Shares repurchased
Class I	(15,030,747)	(59,254,239)	(30,232,509)	(40,446,108)
Class C	(255,352)	(720,554)	(11,056,020)	(14,874,966)
Class Z	(1,949)	(5,070)	(283,598)	(69,837)
Class A	-	-	(24,619)	-

Net increase/(decrease) from fund share transactions	2,244,793	9,141,151	(7,379,068)	30,136,278

Total net increase/(decrease) in net assets	2,515,599	7,887,611	(10,056,842)	29,136,625
Net Assets
Beginning of period	91,295,723	83,408,112	202,226,765	173,090,140

End of period	$93,811,322	$91,295,723	$192,169,923	$202,226,765

The accompanying notes are an integral part of the financial statements.

*	Formerly the ICON Covered Call Fund.

42 Financial Statements

ICON Income Opportunity Fund*		ICON Equity Income Fund		ICON Long/Short Fund
Period ended	Year ended	Period ended	Year ended	Period ended	Year ended
March 31,	September 30,	March 31,	September 30,	March 31,	September 30,
2007 (unaudited)	2006	2007 (unaudited)	2006	2007 (unaudited)	2006

$(15,053)	$(52,034)	$1,497,795	$2,594,897	$189,240	$44,891

1,340,132	4,370,730	5,503,856	6,652,579	1,475,198	8,168,092

1,877,897	(4,231,738)	2,460,287	(4,514,597)	13,974,673	(5,119,897)

3,202,976	86,958	9,461,938	4,732,879	15,639,111	3,093,086

(46,145)	-	(1,831,192)	(3,020,514)	(394,093)	-
-	-	(45,131)	(62,488)	-	-
-	-	(420)	(546)	(13,175)	-
(41)	-	(1,578)	(137)	(7,001)	-

(5,179,553)	(466,120)	(5,844,508)	(8,604,004)	(4,519,604)	-
(227,377)	(32,162)	(206,407)	(280,066)	(791,906)	-
(1,206)	(31)	(971)	(1,603)	(82,900)	-
(2,376)	-	(2,660)	-	(47,236)	-

(5,456,698)	(498,313)	(7,932,867)	(11,969,358)	(5,855,915)	-

7,153,518	21,879,443	12,575,094	35,024,898	60,096,731	155,386,607
106,647	471,669	441,183	1,641,563	9,713,182	15,396,350
17,972	84,618	17,454	5,128	77,537	3,298,177
25,023	15,074	155,596	18,735	2,398,030	828,559

5,087,394	459,746	7,237,219	10,796,225	4,670,355	-
206,245	27,565	233,106	293,967	745,754	-
1,206	31	1,390	2,148	96,075	-
2,415	-	4,236	137	43,032	-

(11,144,404)	(15,996,624)	(22,363,202)	(34,657,379)	(46,201,820)	(42,414,938)
(617,023)	(1,268,384)	(604,111)	(817,109)	(2,612,429)	(3,333,058)
(11)	(80,654)	(6,050)	(4,693)	(28,507)	(54,803)
(84)	(27)	(37)	(29)	(177,007)	(10,006)

838,898	5,592,457	(2,308,122)	12,303,591	28,820,933	129,096,888

(1,414,824)	5,181,102	(779,051)	5,067,112	38,604,129	132,189,974

63,183,185	58,002,083	138,631,716	133,564,604	199,413,090	67,223,116

$61,768,361	$63,183,185	$137,852,665	$138,631,716	$238,017,219	$199,413,090

Financial Statements 43

Statements of Changes in Net Assets (continued)

	ICON Bond Fund		ICON Core Equity Fund
	Period ended	Year ended	Period ended	Year ended
	March 31,	September 30,	March 31,	September 30,
	2007 (unaudited)	2006	2007 (unaudited)	2006
Transactions in Fund Shares
Shares Sold
Class I	1,503,274	6,497,960	904,871	3,111,904
Class C	39,763	68,321	351,974	2,023,988
Class Z	79	338	6,833	9,247
Class A	-	-	72,962	8,503
Reinvested dividends and distributions
Class I	204,025	355,905	447,313	223,460
Class C	1,992	3,232	483,636	211,758
Class Z	9	17	6,091	2,991
Class A	-	-	2,184	-
Shares repurchased
Class I	(1,500,288)	(5,932,254)	(1,970,004)	(2,631,913)
Class C	(25,504)	(72,047)	(755,311)	(993,097)
Class Z	(195)	(505)	(19,026)	(4,524)
Class A	-	-	(1,618)	-

Net increase/(decrease)	223,155	920,967	(470,095)	1,962,317

Shares outstanding beginning of period	9,130,708	8,209,741	13,592,483	11,630,166

Shares outstanding end of period	9,353,863	9,130,708	13,122,388	13,592,483

Purchase and Sales of Investment Securities (excluding short-term securities and written options)
Purchase of securities (including short sale transactions)	$16,640,668	$44,043,104	$122,666,811	$309,597,013
Proceeds from sales of securities (including short sale transactions)	9,228,894	31,016,317	142,421,737	287,820,163
Purchases of long-term U.S. government securities	3,896,158	14,805,946	-	-
Proceeds from sales of long-term U.S. government securities	1,109,756	11,229,676	-	-
Accumulated undistributed net investment income/(loss)	$(14,631)	$37,685	$(173,642)	$-

The accompanying notes are an integral part of the financial statements.

* Formerly the ICON Covered Call Fund.

44 Financial Statements

ICON Income Opportunity Fund*		ICON Equity Income Fund		ICON Long/Short Fund
Period ended	Year ended	Period ended	Year ended	Period ended	Year ended
March 31,	September 30,	March 31,	September 30,	March 31,	September 30,
2007 (unaudited)	2006	2007 (unaudited)	2006	2007 (unaudited)	2006

512,844	1,585,494	823,709	2,306,970	3,394,926	8,952,416
7,849	35,165	29,157	108,682	566,873	916,226
1,265	5,982	1,131	338	4,329	185,742
1,811	1,094	10,104	1,249	135,899	48,384

375,847	33,630	477,318	729,216	266,877	-
15,769	2,068	15,506	20,038	43,971	-
89	2	92	145	5,462	-
180	-	281	9	2,463	-

(798,039)	(1,164,572)	(1,460,717)	(2,290,509)	(2,614,908)	(2,470,963)
(45,442)	(94,159)	(39,723)	(54,361)	(151,993)	(201,278)
(1)	(5,853)	(399)	(304)	(1,611)	(3,184)
(6)	(2)	(2)	(2)	(10,024)	(582)

72,166	398,849	(143,543)	821,471	1,642,264	7,426,761

4,584,120	4,185,271	9,280,444	8,458,973	11,651,024	4,224,263

4,656,286	4,584,120	9,136,901	9,280,444	13,293,288	11,651,024

$36,098,873	$101,463,973	$78,410,880	$216,358,850	$117,047,801	$213,729,009

44,451,460	100,165,236	96,236,353	210,597,210	81,633,534	105,361,679

-	-	3,997,210	3,470,308	-	-

-	-	-	4,539,570	-	-

$(61,239)	$-	$(139,931)	$240,595	$(180,138)	$44,891

Financial Statements 45

Financial Highlights

		Income from investment operations			Less dividends
	Net asset	Net	Net realized		Dividends	Distributions
	value,	investment	and unrealized	Total from	from net	from net
	beginning	income/	gains/(losses)	investment	investment	realized
	of period	(loss)(x)	on investments	operations	income	gains

ICON Bond Fund
Class I+
Period Ended March 31, 2007 (unaudited)	$10.00	$0.22	$0.04	$0.26	$(0.23)	$-
Year Ended September 30, 2006	10.16	0.42	(0.15)	0.27	(0.42)	(0.01)
Year Ended September 30, 2005	10.52	0.40	(0.29)	0.11	(0.41)	(0.06)
Year Ended September 30, 2004	10.41	0.45	0.10	0.55	(0.44)	-
September 30, 2002 (inception) to September 30, 2003	10.00	0.42	0.38	0.80	(0.39)	-
Class C
Period Ended March 31, 2007 (unaudited)	10.02	0.19	0.04	0.23	(0.20)	-
Year Ended September 30, 2006	10.18	0.36	(0.15)	0.21	(0.36)	(0.01)
Year Ended September 30, 2005	10.54	0.33	(0.28)	0.05	(0.35)	(0.06)
Year Ended September 30, 2004	10.42	0.38	0.12	0.50	(0.38)	-
October 21, 2002 (inception) to September 30, 2003	9.79	0.37	0.60	0.97	(0.34)	-
Class Z
Period Ended March 31, 2007 (unaudited)	10.00	0.23	0.03	0.26	(0.24)	-
Year Ended September 30, 2006	10.15	0.45	(0.15)	0.30	(0.44)	(0.01)
Year Ended September 30, 2005	10.51	0.42	(0.28)	0.14	(0.44)	(0.06)
May 6, 2004 (inception) to September 30, 2004	10.26	0.46	(0.02)	0.44	(0.19)	-
ICON Core Equity Fund
Class I
Period Ended March 31, 2007 (unaudited)	15.22	0.02	0.92	0.94	-	(1.11)
Year Ended September 30, 2006	15.14	(0.02)	0.67	0.65	-	(0.57)
Year Ended September 30, 2005	12.78	(0.05)	2.41	2.36	-	-
Year Ended September 30, 2004	11.12	(0.07)	1.73	1.66	-	-
Year Ended September 30, 2003	9.50	(0.04)	1.66	1.62	-	-
Year Ended September 30, 2002	10.04	(0.07)	(0.20)	(0.27)	-	(0.27)
Class C
Period Ended March 31, 2007 (unaudited)	14.52	(0.04)	0.88	0.84	-	(1.11)
Year Ended September 30, 2006	14.58	(0.14)	0.65	0.51	-	(0.57)
Year Ended September 30, 2005	12.41	(0.15)	2.32	2.17	-	-
Year Ended September 30, 2004	10.88	(0.16)	1.69	1.53	-	-
Year Ended September 30, 2003	9.36	(0.11)	1.63	1.52	-	-
Year Ended September 30, 2002	9.98	(0.15)	(0.20)	(0.35)	-	(0.27)

(x)	Calculated using the average share method.
*	The total return calculation is for the period indicated and excludes any sales charges.
(a)	Annualized for periods less than a year.
(b)	Portfolio turnover is calculated at the Fund level and is not annualized.
(e)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 2. The ratios in these financial highlights reflect the limitation, including the interest expense.
+	The Fund has changed its originally stated inception date of October 1, 2002 to September 30, 2002.

The accompanying notes are an integral part of the financial statements.

46 Financial Highlights

					Ratio of expenses to			Ratio of net investment
					average net assets(a)			income to avg net assets(a)
					Before	After		Before	After
					expense	expense		expense	expense
					limitation/	limitation/		limitation/	limitation/
				Average	recoupment	recoupment		recoupment	recoupment
and distributions			Net assets,	net assets	and transfer	and transfer		and transfer	and transfer
Total	Net asset		end of	for the	agent	agent		agent	agent	Portfolio
dividends and	value, end	Total	period (in	period (in	earnings	earnings		earnings	earnings	turnover
distributions	of period	return*	thousands)	thousands)	credit	credit		credit	credit	rate(b)

$(0.23)	$10.03	2.61%	$92,675	$92,159	1.09%	1.00	%(e)	4.37%	4.46%	12.26%

(0.43)	10.00	2.72%	90,324	85,162	1.11%	1.01	%(e)	4.14%	4.24%	66.82%

(0.47)	10.16	1.05%	82,415	71,253	1.18%	1.10%		3.72%	3.80%	76.28%

(0.44)	10.52	5.41%	61,502	46,295	1.29%	1.30%		4.28%	4.27%	37.98%

(0.39)	10.41	8.19%	39,338	33,787	1.45%	1.30%		4.01%	4.16%	41.65%

(0.20)	10.05	2.29%	1,134	1,086	3.53%	1.60	%(e)	1.93%	3.86%	12.26%

(0.37)	10.02	2.09%	968	982	3.08%	1.61	%(e)	2.17%	3.64%	66.82%

(0.41)	10.18	0.47%	988	926	3.42%	1.69%		1.46%	3.19%	76.28%

(0.38)	10.54	4.83%	371	317	6.84%	1.90%		3.63%	8.57%	37.98%

(0.34)	10.42	9.98%	260	199	2.05%	1.90%		3.48%	3.63%	41.65%

(0.24)	10.02	2.72%	3	4	43.00%	0.75	%(e)	(37.54)%	4.71%	12.26%

(0.45)	10.00	3.06%	4	4	25.40%	0.76	%(e)	(20.18)%	4.47%	66.82%

(0.50)	10.15	1.30%	5	2	74.28%	0.84%		(69.41)%	4.03%	76.28%

(0.19)	10.51	4.33%	1	1	0.86%	0.86%		4.60%	4.60%	37.98%

(1.11)	15.05	6.19%	94,535	103,841	1.24%	1.24%		0.22%	0.22%	61.21%

(0.57)	15.22	4.35%	104,966	105,521	1.23%	1.23%		(0.13)%	(0.13)%	148.67%

-	15.14	18.47%	93,780	69,660	1.27%	N/A		(0.33)%	N/A	136.82%

-	12.78	14.93%	47,273	43,044	1.33%	N/A		(0.59)%	N/A	116.26%

-	11.12	17.05%	37,603	34,007	1.39%	N/A		(0.37)%	N/A	188.07%

(0.27)	9.50	(3.23)%	42,232	37,577	1.36%	N/A		(0.58)%	N/A	107.82%

(1.11)	14.25	5.78%	95,231	98,677	2.04%	2.04%		(0.59)%	(0.59)%	61.21%

(0.57)	14.52	3.54%	95,842	90,644	2.03%	2.02%		(0.91)%	(0.91)%	148.67%

-	14.58	17.49%	78,145	66,561	2.04%	N/A		(1.10)%	N/A	136.82%

-	12.41	14.06%	53,101	45,114	2.08%	N/A		(1.34)%	N/A	116.26%

-	10.88	16.24%	35,428	30,459	2.14%	N/A		(1.12)%	N/A	188.07%

(0.27)	9.36	(4.07)%	27,744	19,849	2.11%	N/A		(1.33)%	N/A	107.82%

Financial Highlights 47

Financial Highlights (continued)

		Income from investment operations			Less dividends
	Net asset	Net	Net realized		Dividends	Distributions
	value,	investment	and unrealized	Total from	from net	from net
	beginning	income/	gains/(losses)	investment	investment	realized
	of period	(loss)(x)	on investments	operations	income	gains

ICON Core Equity Fund continued
Class Z
Period Ended March 31, 2007 (unaudited)	$15.23	$0.04	$0.92	$0.96	$-	$(1.11)
Year Ended September 30, 2006	15.12	0.02	0.66	0.68	-	(0.57)
Year Ended September 30, 2005	12.79	(0.14)	2.47	2.33	-	-
May 6, 2004 (inception) to September 30, 2004	12.07	(0.03)	0.75	0.72	-	-
Class A
Period Ended March 31, 2007 (unaudited)	15.09	(0.03)	0.88	0.85	-	(1.11)
May 31, 2006 (inception) to September 30, 2006	15.80	(0.27)	(0.44)	(0.71)	-	-
ICON Income Opportunity Fund#
Class I+
Period Ended March 31, 2007 (unaudited)	13.80	- (c)	0.71	0.71	(0.01)	(1.21)
Year Ended September 30, 2006	13.88	(0.01)	0.05	0.04	-	(0.12)
Year Ended September 30, 2005	13.25	(0.06)	1.26	1.20	-	(0.57)
Year Ended September 30, 2004	12.40	(0.07)	1.36	1.29	-	(0.44)
September 30, 2002 (inception) to September 30, 2003	10.00	(0.07)	2.47	2.40	-	-
Class C
Period Ended March 31, 2007 (unaudited)	13.39	(0.05)	0.68	0.63	-	(1.21)
Year Ended September 30, 2006	13.56	(0.11)	0.06	(0.05)	-	(0.12)
Year Ended September 30, 2005	13.06	(0.16)	1.23	1.07	-	(0.57)
Year Ended September 30, 2004	12.32	(0.16)	1.34	1.18	-	(0.44)
November 21, 2002 (inception) to September 30, 2003	10.75	(0.17)	1.74	1.57	-	-
Class Z
Period Ended March 31, 2007 (unaudited)	13.94	0.02	0.70	0.72	-	(1.21)
Year Ended September 30, 2006	13.94	0.02	0.10	0.12	-	(0.12)
Year Ended September 30, 2005	13.29	(0.03)	1.25	1.22	-	(0.57)
May 6, 2004 (inception) to September 30, 2004	12.86	(0.01)	0.44	0.43	-	-
Class A
Period Ended March 31, 2007 (unaudited)	13.80	- (c)	0.71	0.71	(0.04)	(1.21)
May 31, 2006 (inception) to September 30, 2006	13.73	0.03	0.04	0.07	-	-

(x)	Calculated using the average share method.
*	The total return calculation is for the period indicated and excludes any sales charges.
(a)	Annualized for periods less than a year.
(b)	Portfolio turnover is calculated at the Fund level and is not annualized.
(c)	Amount less than $0.005.
(e)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 2. The ratios in these financial highlights reflect the limitation, including the interest expense.
+	The Fund has changed its originally stated inception date of October 1, 2002 to September 30, 2002.
#	Formerly the ICON Covered Call Fund.

The accompanying notes are an integral part of the financial statements.

48 Financial Highlights

					Ratio of expenses to			Ratio of net investment
					average net assets(a)			income to avg net assets(a)
					Before	After		Before	After
					expense	expense		expense	expense
					limitation/	limitation/		limitation/	limitation/
				Average	recoupment	recoupment		recoupment	recoupment
and distributions			Net assets,	net assets	and transfer	and transfer		and transfer	and transfer
Total	Net asset		end of	for the	agent	agent		agent	agent	Portfolio
dividends and	value, end	Total	period (in	period (in	earnings	earnings		earnings	earnings	turnover
distributions	of period	return*	thousands)	thousands)	credit	credit		credit	credit	rate(b)

$(1.11)	$15.08	6.32%	$1,187	$1,346	1.00%	1.00%		0.46%	0.46%	61.21%

(0.57)	15.23	4.57%	1,291	1,281	0.99%	0.98%		0.12%	0.12%	148.67%

-	15.12	18.22%	1,165	229	1.76%	N/A		(0.94)%	N/A	136.82%

-	12.79	5.97%	36	32	1.12%	N/A		(0.28)%	N/A	116.26%

(1.11)	14.83	5.64%	1,217	622	1.63%	1.62%		(0.35)%	(0.34)%	61.21%

-	15.09	(4.49)%	128	40	7.44%	7.43%		(5.45)%	(5.44)%	148.67%

(1.22)	13.29	5.18%	59,265	60,850	1.36%	1.52	%(e)	0.14%	(0.02)%	55.83%

(0.12)	13.80	0.30%	60,321	56,848	1.47%	1.47	%(e)	(0.04)%	(0.04)%	159.55%

(0.57)	13.88	9.21%	54,347	49,938	1.54%	1.45%		(0.57)%	(0.48)%	159.35%

(0.44)	13.25	10.53%	42,962	30,305	1.60%	1.45%		(0.67)%	(0.52)%	167.57%

-	12.40	24.00%	20,981	14,544	2.07%	1.45%		(1.27)%	(0.65)%	184.24%

(1.21)	12.81	4.72%	2,439	2,645	2.83%	2.27	%(e)	(1.32)%	(0.76)%	55.83%

(0.12)	13.39	(0.36)%	2,842	3,254	2.61%	2.23	%(e)	(1.23)%	(0.85)%	159.55%

(0.57)	13.56	8.31%	3,652	2,914	2.80%	2.20%		(1.80)%	(1.20)%	159.35%

(0.44)	13.06	9.69%	1,964	838	3.89%	2.20%		(2.93)%	(1.23)%	167.57%

-	12.32	14.60%	148	50	2.83%	2.20%		(2.13)%	(1.50)%	184.24%

(1.21)	13.45	5.26%	23	11	13.76%	1.35	%(e)	(12.16)%	0.25%	55.83%

(0.12)	13.94	0.88%	5	32	3.52%	1.22	%(e)	(2.14)%	0.15%	159.55%

(0.57)	13.94	9.42%	3	3	53.94%	1.20%		(52.97)%	(0.23)%	159.35%

-	13.29	3.34%	3	2	1.12%	1.12%		(0.11)%	(0.11)%	167.57%

(1.25)	13.26	5.16%	41	21	10.42%	1.59	%(e)	(8.88)%	(0.05)%	55.83%

-	13.80	0.51%	15	5	42.18%	1.47	%(e)	(40.01)%	0.69%	159.55%

Financial Highlights 49

Financial Highlights (continued)

		Income from investment operations			Less dividends
	Net asset	Net	Net realized		Dividends	Distributions
	value,	investment	and unrealized	Total from	from net	from net
	beginning	income/	gains/(losses)	investment	investment	realized
	of period	(loss)(x)	on investments	operations	income	gains

ICON Equity Income Fund
Class I+
Period Ended March 31, 2007 (unaudited)	$14.94	$0.16	$0.86	$1.02	$(0.20)	$(0.67)
Year Ended September 30, 2006	15.79	0.30	0.29	0.59	(0.35)	(1.09)
Year Ended September 30, 2005	14.33	0.27	1.54	1.81	(0.27)	(0.08)
Year Ended September 30, 2004	12.22	0.31	2.09	2.40	(0.29)	-
September 30, 2002 (inception) to September 30, 2003	10.00	0.25	2.20	2.45	(0.23)	-
Class C
Period Ended March 31, 2007 (unaudited)	14.85	0.09	0.85	0.94	(0.14)	(0.67)
Year Ended September 30, 2006	15.71	0.15	0.29	0.44	(0.21)	(1.09)
Year Ended September 30, 2005	14.27	0.13	1.54	1.67	(0.15)	(0.08)
Year Ended September 30, 2004	12.21	0.20	2.06	2.26	(0.20)	-
November 8, 2002 (inception) to September 30, 2003	10.63	0.16	1.59	1.75	(0.17)	-
Class Z
Period Ended March 31, 2007 (unaudited)	14.94	0.18	0.84	1.02	(0.21)	(0.67)
Year Ended September 30, 2006	15.79	0.30	0.29	0.59	(0.35)	(1.09)
Year Ended September 30, 2005	14.33	0.28	1.55	1.83	(0.29)	(0.08)
May 10, 2004 (inception) to September 30, 2004	13.43	0.39	0.70	1.09	(0.19)	-
Class A
Period Ended March 31, 2007 (unaudited)	14.92	0.20	0.79	0.99	(0.20)	(0.67)
May 31, 2006 (inception) to September 30, 2006	15.04	0.08	(0.01)	0.07	(0.19)	-

(x)	Calculated using the average share method.
*	The total return calculation is for the period indicated and excludes any sales charges.
(a)	Annualized for periods less than a year.
(b)	Portfolio turnover is calculated at the Fund level and is not annualized.
(c)	The limitation on expenses for Class Z shares occurred when the Advisor reimbursed the Fund for excise and income taxes incurred during the period (Note 5). These expenses were extraordinary expenses not subject to the contractual expense limitation discussed in Note 2.
(e)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 2. The ratios in these financial highlights reflect the limitation, including the interest expense.
+	The Fund has changed its originally stated inception date of October 1, 2002 to September 30, 2002.

The accompanying notes are an integral part of the financial statements.

50 Financial Highlights

					Ratio of expenses to			Ratio of net investment
					average net assets(a)			income to avg net assets(a)
					Before	After		Before	After
					expense	expense		expense	expense
					limitation/	limitation/		limitation/	limitation/
				Average	recoupment	recoupment		recoupment	recoupment
and distributions			Net assets,	net assets	and transfer	and transfer		and transfer	and transfer
Total	Net asset		end of	for the	agent	agent		agent	agent	Portfolio
dividends and	value, end	Total	period (in	period (in	earnings	earnings		earnings	earnings	turnover
distributions	of period	return*	thousands)	thousands)	credit	credit		credit	credit	rate(b)

$(0.87)	$15.09	6.87%	$132,771	$137,282	1.22%	1.22	%(e)	2.14%	2.14%	59.09%

(1.44)	14.94	4.02%	133,835	130,261	1.23%	1.23	%(e)	1.96%	1.96%	162.84%

(0.35)	15.79	12.71%	129,681	131,412	1.27%	1.27%		1.79%	1.79%	143.82%

(0.29)	14.33	19.69%	117,552	88,318	1.35%	1.37%		2.25%	2.23%	51.84%

(0.23)	12.22	24.72%	42,474	25,288	1.72%	1.45%		2.23%	2.30%	35.17%

(0.81)	14.98	6.33%	4,869	4,874	2.42%	2.21	%(e)	0.97%	1.18%	59.09%

(1.30)	14.85	3.03%	4,753	4,346	2.29%	2.20	%(e)	0.91%	1.00%	162.84%

(0.23)	15.71	11.71%	3,861	3,026	2.53%	2.20%		0.53%	0.86%	143.82%

(0.20)	14.27	18.56%	1,885	1,053	3.47%	2.20%		0.12%	1.40%	51.84%

(0.17)	12.21	16.63%	581	348	2.48%	2.20%		1.10%	1.38%	35.17%

(0.88)	15.08	6.86%	37	28	6.34%	1.21	%(e)	(2.75)%	2.38%	59.09%

(1.44)	14.94	4.04%	24	23	4.36%	1.20	%(e)	(1.20)%	1.96%	162.84%

(0.37)	15.79	12.89%	23	20	9.37%	1.20%		(6.31)%	1.86%	143.82%

(0.19)	14.33	8.12%	14	12	1.11%	0.97	%(c)	2.62%	2.76%	51.84%

(0.87)	15.04	6.67%	175	87	3.36%	1.45	%(e)	0.67%	2.58%	59.09%

(0.19)	14.92	0.46%	19	6	38.36%	1.44	%(e)	(35.18)%	1.74%	162.84%

Financial Highlights 51

Financial Highlights (continued)

		Income from investment operations			Less dividends
	Net asset	Net	Net realized		Dividends	Distributions
	value,	investment	and unrealized	Total from	from net	from net
	beginning	income/	gains/(losses)	investment	investment	realized
	of period	(loss)(x)	on investments	operations	income	gains

ICON Long/Short Fund(d)
Class I+
Period Ended March 31, 2007 (unaudited)	$17.19	$0.03	$1.25	$1.28	$(0.04)	$(0.43)
Year Ended September 30, 2006	15.99	0.03	1.17	1.20	-	-
Year Ended September 30, 2005	13.92	(0.08)	2.65	2.57	-	(0.50)
Year Ended September 30, 2004	12.00	(0.08)	2.16	2.08	-	(0.16)
September 30, 2002 (inception) to September 30, 2003	10.00	(0.07)	2.07	2.00	-	-
Class C
Period Ended March 31, 2007 (unaudited)	16.67	(0.05)	1.21	1.16	-	(0.43)
Year Ended September 30, 2006	15.63	(0.13)	1.17	1.04	-	-
Year Ended September 30, 2005	13.73	(0.19)	2.59	2.40	-	(0.50)
Year Ended September 30, 2004	11.92	(0.18)	2.15	1.97	-	(0.16)
October 17, 2002 (inception) to September 30, 2003	10.61	(0.15)	1.46	1.31	-	-
Class Z
Period Ended March 31, 2007 (unaudited)	17.29	0.05	1.26	1.31	(0.07)	(0.43)
Year Ended September 30, 2006	16.05	0.11	1.13	1.24	-	-
Year Ended September 30, 2005	13.94	(0.05)	2.66	2.61	-	(0.50)
May 6, 2004 (inception) to September 30, 2004	13.99	(0.04)	(0.01)	(0.05)	-	-
Class A
Period Ended March 31, 2007 (unaudited)	17.18	0.01	1.25	1.26	(0.06)	(0.43)
May 31, 2006 (inception) to September 30, 2006	17.52	0.05	(0.39)	(0.34)	-	-

(x)	Calculated using the average share method.
*	The total return calculation is for the period indicated and excludes any sales charges.
(a)	Annualized for periods less than a year.
(b)	Portfolio turnover is calculated at the Fund level and is not annualized.
(d)	The Fund’s operating expenses, not including dividends on short positions, are contractually limited to 2.30% for Class C, 1.55% for Class I, 1.30% for Class Z and 1.55% for Class A. The ratios in these financial highlights reflect the limitation, including the dividends on short positions.
(e)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 2. The ratios in these financial highlights reflect the limitation, including the interest expense.
+	The Fund has changed its originally stated inception date of October 1, 2002 to September 30, 2002.

The accompanying notes are an integral part of the financial statements.

52 Financial Highlights

					Ratio of expenses to			Ratio of net investment
					average net assets(a)			income to avg net assets(a)
					Before	After		Before	After
					expense	expense		expense	expense
					limitation/	limitation/		limitation/	limitation/
				Average	recoupment	recoupment		recoupment	recoupment
and distributions			Net assets,	net assets	and transfer	and transfer		and transfer	and transfer
Total	Net asset		end of	for the	agent	agent		agent	agent	Portfolio
dividends and	value, end	Total	period (in	period (in	earnings	earnings		earnings	earnings	turnover
distributions	of period	return*	thousands)	thousands)	credit	credit		credit	credit	rate(b)

$(0.47)	$18.00	7.53%	$195,327	$186,244	1.30%	1.29	%(e)	0.29%	0.30%	38.81%

-	17.19	7.50%	168,522	101,365	1.34%	1.45	%(e)	0.29%	0.18%	94.62%

(0.50)	15.99	18.69%	53,158	47,211	1.58%	1.58%		(0.53)%	(0.53)%	112.06%

(0.16)	13.92	17.42%	24,480	14,374	2.15%	1.74%		(1.03)%	(0.62)%	148.32%

-	12.00	20.00%	9,726	6,997	3.09%	1.55%		(2.20)%	(0.66)%	162.25%

(0.43)	17.40	7.04%	35,919	31,935	2.18%	2.21	%(e)	(0.60)%	(0.63)%	38.81%

-	16.67	6.65%	26,763	18,567	2.20%	2.30	%(e)	(0.69)%	(0.78)%	94.62%

(0.50)	15.63	17.68%	13,925	8,860	2.37%	2.32%		(1.35)%	(1.31)%	112.06%

(0.16)	13.73	16.61%	3,716	1,417	3.70%	2.49%		(2.57)%	(1.35)%	148.32%

-	11.92	12.35%	269	186	3.84%	2.30%		(2.99)%	(1.45)%	162.25%

(0.50)	18.10	7.67%	3,610	3,480	1.04%	1.03	%(e)	0.54%	0.55%	38.81%

-	17.29	7.73%	3,306	1,810	1.09%	1.17	%(e)	0.69%	0.61%	94.62%

(0.50)	16.05	18.96%	140	89	3.07%	1.33%		(2.07)%	(0.33)%	112.06%

-	13.94	(0.36)%	32	29	1.98%	1.76%		(0.50)%	(0.28)%	148.32%

(0.49)	17.95	7.45%	3,161	2,062	1.38%	1.44	%(e)	0.20%	0.14%	38.81%

-	17.18	(1.94)%	821	196	2.51%	1.54	%(e)	(0.01)%	0.96%	94.62%

Financial Highlights 53

Notes to Financial Statements
March 31, 2007 (unaudited)

1. Organization and Significant Accounting Policies

The ICON Bond Fund (“Bond Fund”), ICON Core Equity Fund (“Core Equity Fund”) ICON Income Opportunity Fund (“Income Opportunity Fund”, formerly, the ICON Covered Call Fund), ICON Equity Income Fund (“Equity Income Fund”), and ICON Long/Short Fund (“Long/Short Fund”) are series funds (individually a “Fund” and collectively, the “Funds”). The Funds are part of the ICON Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Each Fund offers four classes of shares, Class I, Class C, Class Z and Class A with the exception of Bond Fund, which offers three classes of shares, Class I, Class C and Class Z. All classes have equal rights as to earnings, assets and voting privileges except that each Class may bear different distribution fees, registration costs and shareholder servicing costs and each Class has exclusive voting rights with respect to its distribution plan. There are currently 12 other active funds within the Trust. Those funds are covered by separate prospectuses and shareholder reports.

Each Fund is authorized to issue an unlimited number of no par shares. The investment objective of the Bond Fund is maximum total return. The investment objective of the Core Equity Fund is long-term capital appreciation with a secondary objective of capital preservation. The investment objective of the Income Opportunity Fund is modest capital appreciation and to maximize realized gains. The investment objective of the Equity Income Fund is modest capital appreciation and income. The investment objective of the Long/Short Fund is capital appreciation.

The Funds may have elements of risk, including the risk of loss of principal. There is no assurance that the investment process will consistently lead to successful results. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment. Investing in fixed income securities such as bonds involves interest rate risk. When interest rates rise, the value of fixed income securities generally decreases. Additionally, the Bond Fund may invest in medium- and lower-quality debt securities. High-yield bonds involve a greater risk of default and price volatility than U.S. government and other high-quality bonds. The Income Opportunity Fund invests in call options; call options involve certain risks, such as limited gains and lack of liquidity of the underlying securities, and are not suitable for all investors. The Long/Short Fund invests short in securities; there are risks associated with selling short, including the risk

54 Notes to Financial Statements

that the Long/Short Fund may have to cover its short position at a higher price than the short sale, resulting in a loss. The Fund’s loss on a short sale is potentially unlimited as a loss occurs when the value of a security sold short increases. There are also risks associated with small and mid-cap investing, including limited product lines, less liquidity and small market share. Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of lower government supervision and regulation of foreign securities markets and the possibility of political or economic instability. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and tend to be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, do not exist in foreign countries. In general, there is less governmental supervision of foreign stock exchanges and securities brokers and issuers.

In addition, in the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against each Fund. However, based on experience, the Funds expect the risk of loss to be minimal.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Investment Valuation

The Funds’ securities and other assets, excluding options on securities indexes, are valued as of the closing price at the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4 p.m. Eastern time) each day the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Funds at the

Notes to Financial Statements 55

Notes to Financial Statements (unaudited) (continued)

NASDAQ Official Closing Price provided by NASDAQ each business day. Options on securities indexes are generally valued at 4:15 p.m. Eastern time each day the NYSE is open. The Funds use pricing services to obtain the market value of securities in their portfolios; if a pricing service is not able to provide a price, or the pricing service’s valuation quote is considered inaccurate or does not reflect the market value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds’ securities or other assets are valued at fair value as determined in good faith by the Funds’ Board of Trustees (“Board”) or pursuant to procedures approved by the Board. The valuation assigned to fair-valued securities for purposes of calculating a Fund’s net asset value (“NAV”) may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

Lacking any sales that day, the security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes obtained from dealers making a market for the security. Options are valued at their closing mid-price on the principal market where the option is traded. Mid-price is the average of the closing bid and closing ask prices. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is a matrix system which considers such factors as security prices, yields, maturities and ratings. Short-term securities with remaining maturities of 60 days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates market value. Currency rates as of the close of the NYSE are used to convert foreign security values into U.S. dollars.

The Funds’ securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Board determines that use of another valuation methodology is appropriate. The purposes of daily fair valuation are to avoid stale prices and to take into account, among other things, any significant events occurring after the close of foreign markets. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indexes, securities and exchange rates in other markets to determine fair value as of the time a Fund calculates its net asset value. The valuation assigned to fair-value securities for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

56 Notes to Financial Statements

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management has recently begun to evaluate the application of the Statement to the Funds, and is not in a position at this time to evaluate the significance of its impact, if any, on the Funds’ financial statements.

Repurchase Agreements

Repurchase agreements, if held by the Funds, are fully collateralized by U.S. Government securities and such collateral is in the possession of the Funds’ custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to purchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. No repurchase agreements were purchased or sold by the Funds during the period ended March 31, 2007.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange daily. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations

Notes to Financial Statements 57

Notes to Financial Statements (unaudited) (continued)

arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, resulting from changes in the exchange rates and changes in market prices of securities held.

Forward Foreign Currency Contracts

The Funds may enter into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate.

These contracts are marked-to-market daily and the related appreciation or depreciation of the contract is presented in the Statements of Assets and Liabilities. Net realized gains and losses on foreign currency transactions represent disposition of foreign currencies, and the difference between the amount recorded at the time of the transaction and the U.S. dollar amount actually received. Any realized gain or loss incurred by the Funds due to foreign currency translation is included in the Statements of Operations. The Funds did not enter into any forward foreign currency contracts during the period ended March 31, 2007.

Futures Contracts

The Funds may invest in financial futures contracts for the purpose of hedging their existing securities or securities they intend to purchase against fluctuations in fair value caused by changes in prevailing markets. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets. The Funds held no financial futures contracts during the period ended March 31, 2007.

58 Notes to Financial Statements

Options Transactions

The Income Opportunity Fund writes (sells) call options as part of its normal investment activities. Each Fund may write (sell) put and call options on individual securities and on securities indexes.

When a Fund writes a put or call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. Such liability is subject to off balance sheet risks to the extent of any future increases in market value of the written options. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option on an individual security is exercised, a gain or loss if realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written call option on a securities index is exercised, a gain or loss is realized as determined by the premium originally received, the exercise price and the market value of the index. If a written put option on an individual security is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund bears the market risk of an unfavorable change in the price of the individual security or securities index underlying the written option.

Each Fund may also purchase put and call options. When a Fund purchases a put or call option, an amount equal to the premium paid is included in the Fund’s Statement of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the fund exercises a call on an individual security, the cost of the security acquired is increased by the premium paid for the call. If the fund exercises a put option on an individual security, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. If the fund exercises a put option on a security index, a gain or loss is realized as determined by the premium originally paid, the exercise price and the market value of the index. Written and purchased options are non-income producing securities.

Short Sales

The Long/Short Fund may engage in short sales (selling securities it does not own) as part of its normal investment activities. These short sales are

Notes to Financial Statements 59

Notes to Financial Statements (unaudited) (continued)

collateralized by cash equivalents or securities held with the Fund’s prime broker and in a segregated account at the Fund’s custodian. The collateral required is determined daily by reference to the market value of the short positions. Such collateral for the Fund is held by the prime broker. Dividends received on short sales are treated as an expense on the Statement of Operations. Liabilities for securities sold short are reported at market value in the Statement of Assets and Liabilities. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short may exceed the liabilities recorded in the Statement of Assets and Liabilities. Liabilities for securities sold short are closed out by purchasing the applicable securities for delivery to the Fund’s prime broker.

Securities Lending

The Funds may lend their portfolio securities. The advantage of lending portfolio securities is that the Fund continues to have the benefits (and risks) of ownership of the loaned securities, while at the same time receiving compensation from the borrower of the securities. The primary risk in lending portfolio securities is that a borrower may fail to return a portfolio security. The Funds did not enter into any lending of portfolio securities during the period ended March 31, 2007.

Income Taxes

The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes, or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Bond Fund distributes net investment income, if any, to shareholders monthly. The Income Opportunity Fund and the Equity Income Fund distribute net investment income, if any, to shareholders quarterly. Other Funds distribute income, if any, annually. The Funds distribute net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryovers. The ICON Funds may utilize equalization accounting for tax purposes and designate earnings and profits,

60 Notes to Financial Statements

including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has recently begun to evaluate the application of the Interpretation to the Funds and is not in a position at this time to evaluate the significance of its impact, if any, on the Funds’ financial statements.

Investment Income

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Investment Transactions

Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Allocation of Income and Expenses

Each class of a Fund’s shares bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses, based upon relative net assets of each class. Expenses which cannot be

Notes to Financial Statements 61

Notes to Financial Statements (unaudited) (continued)

directly attributed to a specific Fund in the Trust are apportioned between all Funds in the Trust based upon relative net assets. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets.

2. Fees and Other Transactions with Affiliates

Investment Advisory Fees

ICON Advisers, Inc. (“ICON”) serves as investment adviser to the Funds and is responsible for managing the Funds’ portfolios of securities. ICON receives a monthly management fee that is computed daily at an annual rate of 0.60% of average daily nets assets of the Bond Fund, 0.75% of average daily net assets of the Core Equity, Income Opportunity and Equity Income Funds, and 0.85% of average daily net assets of the Long/Short Fund.

ICON has contractually agreed to limit its investment advisory fee and/or reimburse certain of the Funds’ operating expenses (exclusive of brokerage, interest, taxes, and extraordinary expenses) to the extent necessary to ensure that the Funds’ operating expenses do not exceed the following amounts:

	Class I	Class C	Class Z	Class A

ICON Bond Fund	1.00%	1.60%	0.75%	N/A
ICON Income Opportunity Fund	1.45%	2.20%	1.20%	1.45%
ICON Equity Income Fund	1.45%	2.20%	1.20%	1.45%
ICON Long/Short Fund	1.55%	2.30%	1.30%	1.55%

The Funds’ expense limitation will continue in effect until at least January 31, 2016.

To the extent ICON reimburses or absorbs fees and expenses, it may seek payment of such amounts for up to three years after the expenses were reimbursed or absorbed. A Fund will make no such payment, however, if the total Fund operating expenses exceed the expense limits in effect at the time the expenses were reimbursed or at the time these payments are proposed.

62 Notes to Financial Statements

As of March 31, 2007 the following amounts were still available for recoupment by ICON based upon their potential expiration dates:

	2007	2008	2009	2010

ICON Bond Fund	$7,852	$90,804	$102,282	$51,358
ICON Income Opportunity Fund	7,066	61,718	42,816	8,816
ICON Equity Income Fund	6,437	11,555	6,067	6,498
ICON Long/Short Fund	-	-	-	-

Transfer Agent, Custody and Accounting Fees

BISYS Fund Services Ohio, Inc. (“BISYS”) is the Fund Accounting Agent for the Funds. For its services, the Trust pays BISYS 0.03% on the first $1.75 billion of net assets, 0.0175% on net assets over $1.75 billion and up to $5 billion, and 0.01% on net assets in excess of $5 billion.

Brown Brothers Harriman (“BBH”) is the custodian of the Trust’s investments. For domestic custody services, the Trust pays BBH 0.0065% on the first $50 million of average net assets and 0.0050% on domestic assets above $50 million, plus certain transaction charges. For foreign custody services, the Trust pays BBH 0.03% on foreign assets plus certain transaction charges.

Boston Financial Data Services, Inc. (“BFDS”) is the Trust’s transfer agent. For these services, the Trust pays an account fee of $13.25 per open account, $7.00 per networked account, $1.80 per closed account, plus certain other transaction and cusip charges.

Transfer agent earnings credits are credits received for interest which is a result from overnight balances used by the transfer agent, BFDS, for clearing shareholder transactions. During the period ended March 31, 2007, the Funds received transfer agent earnings credits which are included on the Statement of Operations.

Administrative Services

The Trust has entered into an administrative services agreement with ICON pursuant to which ICON oversees the administration of the Trust’s business and affairs. As of January 31, 2006, this agreement provides for an annual fee of 0.05% on the Funds’ first $1.5 billion of average daily net assets, 0.045% on the next $1.5 billion of average daily net assets, 0.040% on the next $2 billion of average daily net assets and 0.030% on average daily net assets over $5 billion. Prior to that date, this agreement provided for an annual fee to ICON of 0.05% on the Funds’ first $1.5 billion of average daily

Notes to Financial Statements 63

Notes to Financial Statements (unaudited) (continued)

net assets and 0.045% on average daily net assets in excess of $1.5 billion. The administrative services agreement provides that ICON will not be liable for any error of judgment, mistake of law, or any loss suffered by the Trust in connection with matters to which the administrative services agreement relates, except for a loss resulting from willful misfeasance, bad faith or negligence by ICON in the performance of its duties.

ICON has entered into a sub-administration agreement with BISYS pursuant to which BISYS assists ICON with the administration and business affairs of the Trust. For its services, ICON pays BISYS at an annual rate of 0.025% on the first $1.75 billion of Trust assets and 0.015% on assets above $1.75 billion.

Distribution Fees

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (“12b-1 Plan”) under which the Funds are authorized to compensate the Funds’ distributor, ICON Distributors, Inc. (“IDI”) (an affiliate of the adviser) for the sale and distribution of shares. Under the 12b-1 Plan, Bond Fund Class C shareholders pay an annual 12b-1 and service fee of 0.85% of average daily net assets and Class I shareholders pay an annual 12b-1 fee of 0.25% of average daily net assets. The shareholders of the other Funds pay an annual 12b-1 and service fee of 1.00% of average daily net assets for Class C shares and an annual 12b-1 and service fee of 0.25% of average daily net assets for Class I shares and Class A shares. The total amount paid under the 12b-1 plans by the Funds is shown in the Statement of Operations.

Related Parties

Certain Officers and Directors of ICON are also Officers and Trustees of the Funds; however, such Officers and Trustees (with the exception of the Chief Compliance Officer, “CCO”) receive no compensation from the Funds. The CCO’s salary is paid 90% by the Funds and 10% by the Adviser. For the period ended March 31, 2007, the total related amounts paid by the Trust under this arrangement are included in Other Expenses on the Statements of Operations.

Some of the 12b-1 amounts received by IDI, discussed in the Distribution Fees section above, have been used to offset various shareholder servicing costs incurred by ICON. For the period ended March 31, 2007, this amount was $85,030.

64 Notes to Financial Statements

3. Line of Credit

The Funds have entered into Lines of Credit agreements with BBH. The maximum borrowing is limited to the lesser of $50 million or 25% of the net asset value in the Fund subject to a maximum borrowing limit by the Trust of $150 million. The ICON Income Opportunity Fund is limited to the lesser of $50 million or 10% of net asset value. Interest is charged at LIBOR plus 2.00%, which was 7.32% at March 31, 2007. The average interest rate charged for the period ended March 31, 2007 was 6.57%.

Average Borrowing
(10/1/06-3/31/07)

ICON Bond Fund	$56,961
ICON Core Equity Fund**	674,536
ICON Income Opportunity Fund**	782,445
ICON Equity Income Fund**	480,453
ICON Long/Short Fund	-

**Fund had outstanding borrowings as of March 31, 2007.

4. Options Contracts Written

The number of option contracts written and the premiums received by the ICON Income Opportunity Fund during the period ended March 31, 2007, were as follows:

	Number of	Premiums
	Contracts	Received

Options outstanding, beginning of period	13,216	$2,108,685
Options written during period	17,630	9,547,945
Options expired during period	(1,745)	(215,172)
Options closed during period	(28,666)	(10,433,579)
Options exercised during period	-	-

Options outstanding, end of period	435	$1,007,879

5. Federal Income Tax

Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles that are generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferrals of wash losses, foreign currency transactions, net investment losses, and capital loss carryforwards.

Notes to Financial Statements 65

Notes to Financial Statements (unaudited) (continued)

During the year ended September 30, 2006, the following capital loss carryforwards were used:

ICON Income Opportunity Fund	$621,989
ICON Long/Short Fund	387,875

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended September 30, 2006, the fund deferred to October 1, 2006 post October capital losses:

Capital
Fund	Losses

ICON Bond Fund	$1,454,387

As of March 31, 2007, book cost for financial reporting purposes is substantially the same for federal income tax purposes and differs from fair value by net unrealized appreciation/(depreciation) of securities as follows:

		Unrealized	Unrealized	Net Appreciation
Fund	Cost	Appreciation	(Depreciation)	(Depreciation)

ICON Bond Fund	$93,031,221	$544,754	$(521,513)	$23,241
ICON Core Equity Fund	171,926,747	21,096,738	(1,068,518)	20,028,220
ICON Income Opportunity Fund	54,709,291	7,488,769	(666,662)	6,822,107
ICON Equity Income Fund	121,485,296	15,025,545	(1,368,267)	13,657,278
ICON Long/Short Fund	215,997,689	24,877,636	(4,325,842)	20,551,794

6. Segregated Account and Short Sale Collateral

As of March 31, 2007 the ICON Long/Short Fund had securities or cash deposits with the counterparty to the short sales in the amount of $12,117,740 as collateral for the short sales.

66 Notes to Financial Statements

Other Information (unaudited)

Portfolio Holdings

A list of each ICON Fund’s Top 10 holdings is available at www.iconadvisers.com on or about 15 days following each month-end. Each ICON Fund also files a complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The ICON Funds’ Forms N-Q are available at www.sec.gov or may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

A summarized description of the policies and procedures the ICON Funds use to vote proxies is available free of charge at www.iconadvisers.com or by calling 1-800-764-0442.

Information about how the ICON Funds voted proxies related to each Fund’s portfolio securities during the 12-month period ended June 30 is available free of charge at www.iconadvisers.com or on the SEC’s website at www.sec.gov.

For More Information

This report is for the general information of the Funds’ shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. You may obtain a copy of the prospectus, which contains information about the investment objectives, risks, charges, expenses, and share classes of each ICON Fund, by visiting www.iconadvisers.com or by calling 1-800-764-0442. Please read the prospectus carefully before investing.

ICON Distributors, Inc., Distributor.

Other Information 67

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For more information about the ICON Funds, contact us:

By Telephone	1-800-764-0442

By Mail	ICON Funds P.O. Box 55452 Boston, MA 02205-8165

In Person	ICON Funds 5299 DTC Boulevard, 12th Floor Greenwood Village, CO 80111

On the Internet	www.iconadvisers.com

By E-Mail	info@iconadvisers.com

1-800-764-0442
www.iconadvisers.com
FSANN-DIV (03-07)

2007 Semiannual Report
ICON International Funds
Investment Update

March 31, 2007
(Unaudited)

ICON Asia-Pacific Region Fund
ICON Europe Fund
ICON International Equity Fund

About This Report (Unaudited)	2

Message from ICON Funds (Unaudited)	4

Schedules of Investments (Unaudited)	7
ICON Asia-Pacific Region Fund	7
ICON Europe Fund	12
ICON International Equity Fund	17

Six Month Hypothetical Expense Example (Unaudited)	23

Financial Statements (Unaudited)	26

Financial Highlights (Unaudited)	32

Notes to Financial Statements (Unaudited)	34

Other Information (Unaudited)	46

About This Report (unaudited)

Historical Returns

All total returns mentioned in this report account for the change in a Fund’s per-share price and the reinvestment of any dividends, capital gain distributions, tax return of capital, and for financial statement purposes. If your account is set up to receive Fund distributions in cash rather than to reinvest them, your actual return may differ from these figures. The Funds’ performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Adviser may have reimbursed certain fees or expenses of some of the Funds. If not for these reimbursements, performance would have been lower. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 5.75%) had been deducted, results would have been lower.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance results represent past performance, and current performance may be higher or lower. Please call 1-800-764-0442 or visit www.iconadvisers.com for performance results current to the most recent month-end.

Portfolio Data

This report reflects ICON’s views, opinions and portfolio holdings as of March 31, 2007, the end of the reporting period. The information is not a complete analysis of every aspect of any sector, industry, security or the Funds.

Opinions and forecasts regarding industries, companies and/or themes, and portfolio composition and holdings, are subject to change at any time based on market and other conditions, and should not be construed as a recommendation of any specific security. Each Fund’s holdings as of March 31, 2007 are included in each Fund’s Schedule of Investments.

While ICON’s quantitative investment methodology primarily considers company-specific factors beyond financial data, various company factors may impact a stock’s performance, and therefore, Fund performance. Investments in foreign securities may entail unique risks, including political, market, and currency risks. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and tend to be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, do not exist in foreign

2 About This Report

countries. In general, there is less governmental supervision of foreign stock exchanges and securities brokers and issuers. The ICON system relies on the integrity of financial statements released to the market as part of our analysis.

This Report contains statements regarding industry or sector themes, new market themes, investment outlook, relative strength, value-to-price ratios, and portfolio managers’ expectations, beliefs, goals and the like that are based on current expectations, recent individual stock performance relative to current market prices, estimates of company values and other information supplied to the market by the companies we follow. Words such as “expects,” “suggests,” “anticipates,” “targets,” “goals,” “value,” “estimates,” variations of such words and similar expressions are intended to identify forward looking statements, which are not statements of historical fact. Forward looking statements are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to assess. These risks and uncertainties are based on a number of important factors, including, among others: stock price fluctuations; the integrity and accuracy of historical and projected financial and other information supplied by companies to the public; interest rates; future earnings growth rates, and other factors beyond the control of our portfolio managers. Therefore, actual outcome may differ materially from what is expressed in such forward looking statements.

There are risks associated with mutual fund investing, including the loss of principal. The likelihood of loss may be greater if you invest for a shorter period of time. There is no assurance that the investment process will consistently lead to successful results. An investment in a region fund may involve greater risk and volatility than a diversified fund. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment. The prospectus contains this and other information about the Funds and is available by visiting www.iconadvisers.com or calling 1-800-764-0442. Please read the prospectus carefully.

About This Report 3

Message From ICON Funds (unaudited)

Dear ICON Shareholder:

The ICON approach is based on our observation and belief that markets experience themes (meaning industry leadership) that typically last one to two years. As globalization continues in the worldwide economy, geographic borders are no longer as important as they once were. While we do consider country fundamentals, industry themes have become more prevalent across the globe.

We use a disciplined approach to look for two traits to identify industries that have the potential to lead the next market theme: valuation and relative strength. We believe industries that are about to lead the market include stocks with prices below our estimate of intrinsic value (indicated by valuation) and also have performed more strongly than the broad market average during the previous six months (indicated by relative strength).

When calculating valuation, we don’t use financial ratios such as price-to-earnings or price-to-book value. Rather, our proprietary valuation equation incorporates historic company earnings, an estimated growth rate for future earnings, the triple-A bond yield, and beta, a measure of risk.

The Market Setting

While the past six months were a period of strong returns for international stocks relative to the U.S. market, these higher returns came with higher risk, as is generally the case for international investing.

The first three months of 2007 were marked by a global market downturn that began in late February, following an announcement by the Chinese government that it was forming a high-level task force to clamp down on illegal securities trading. Volatility was quick to spread after this announcement. The Chinese market responded by falling nearly 9% in a single day on February 27, 2007, its largest decline in a decade. Those losses reverberated in Japan, where sell-offs led to a brief halt in trading, and European shares also plunged.

Early in May 2006, when the international market appeared to hit a peak, the average value-to-price ratio for the approximately 1,850 international stocks in our database was 1.14. Translated, that means that our methodology indicated that stocks were priced about 14% below our estimate of fair value.

Over time, we have found that the best evaluation timeframe for ICON’s value-to-price ratio is about 12 to 13 months into the future. This means that our calculations (all things being equal without any changes in our

4 Message From ICON Funds

assumptions), or estimates of company earnings, growth rates, bond yield and beta, indicated that prices would have to advance about 14% during the next year to be considered fairly valued.

Of course, there is always the potential that assumptions will change, including the assumption that growing earnings will increase value and that slowing earnings will decrease value during a normal one-year period. As of March 31, 2007, the Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex U.S., a broad measure of international stock market performance, was 10% higher than it was on June 13, 2006, the market low.

Since the market low, international stock prices have since advanced in line with, but not as much as, our value-to-price ratios would have expected in May-June 2006. Intrinsic value grew, and stock prices overseas have been trying to catch up. Still we believe it was proper to be invested. And, with U.S. stocks now representing less than half of the world’s equities based on the MSCI All Country World Index on a market capitalization-weighted basis (43.5% as of March 31, 2007), we continue to pursue opportunities in overseas markets.

With valuation as our guide, with our valuations’ best evaluation period being one year forward, and making no attempt to “time” or guess one-month moves, we rode through the volatility.

Sector Leadership and Fund Positioning

Throughout most international markets, sector leadership during the past six months reverted back to the former leaders of the past three-year period, according to our estimation. Based on the International Equity Fund, the Materials and Industrials sectors led the way, but also happened to be the market segments that were hit hardest during the sharp downturns in the period (the February 26-March 5, 2007 period in particular).

Defensive sectors held up better amidst sell-offs, with the Funds’ positions in the Health Care and Consumer Staples sectors not declining as much. We also saw a flight to safety during the period’s downturns on a country basis as well. Emerging markets including China, India, Malaysia, Philippines, Singapore suffered more in the late February downturn than developed markets. However, we were rewarded in the end by staying invested through the volatility.

After a strong 2006, our metrics indicated declining valuations in European companies during the six-month period. As we saw less value, we gradually moved the ICON International Equity Fund toward a heavier weighing in Asia. Prices have risen in Europe significantly but so have interest rates, which have had an inverse effect on value. As of March 31, 2007, we measured a

Message From ICON Funds 5

value-to-price ratio of 1.24 for the Asia-Pacific region vs. 1.12 in the European region, indicating better opportunities in Asia.

Finding Undervalued Industries

As 2007 has unfolded, our methodology has pinpointed many attractive industries with those two traits. At ICON, we utilize a quantitative approach to eliminate emotions and guessing. Over the long run, value grows as corporate earnings grow, and in our experience, prices, in general, try to keep up with value.

News events interfere with and alter the path that international stock prices take. Investors react to news, sometimes incorrectly, as we saw in February and March. That is all part of the territory that goes along with investing in internationally traded equities.

Thank you for the opportunity to guide your investments. We appreciate your commitment to the ICON International Funds.

Yours truly,

Craig T. Callahan, DBA
Chairman of the Board of Trustees and President of the Adviser

6 Message From ICON Funds

ICON Asia-Pacific Region Fund
Schedule of Investments
March 31, 2007 (unaudited)

Shares		Value

Common Stocks (99.3%)
43,600	Aeon Mall Co., Ltd.	$1,274,286
599,600	AMMB Holdings Bhd.	654,649
894,000	Angang Steel Co., Ltd.	1,546,119
26,000	Asahi Glass Co., Ltd.	364,888
15,000	Astellas Pharma, Inc.	644,844
1,225,005	Beauty China Holdings, Ltd.	883,866
431,000	BEC World Public Co., Ltd.	268,807
40,000	Brother Industries, Ltd.	540,182
809,000	Bumiputra-Commerce Holdings Bhd.	2,326,965
56,050	Canon, Inc.	3,010,074
31,000	Catcher Technology Co., Ltd.	242,569
47	Central Japan Railway Co.	533,737
95,000	Chiba Bank, Ltd.	835,092
422,000	China Infrastructure Machinery Holdings, Ltd.	825,880
238,000	China Mobile, Ltd.	2,141,020
1,528,000	China Oilfield Services, Ltd.	1,224,159
2,508,000	China Oriental Group Co., Ltd.	829,009
1,336,000	China Petroleum & Chemical Corp.	1,127,836
3,404,000	China Power International Development, Ltd.	$1,645,968
880,000	China Steel Corp.	990,917
192,222	Chong Hing Bank, Ltd.	507,090
35,000	Chubu Electric Power Company, Inc.	1,202,950
636,000	CNOOC, Ltd.	556,708
57,400	DAH Sing Financial Group	499,465
53,000	Daiichi Sankyo Co., Ltd.	1,622,339
165,000	DBS Group Holdings, Ltd.	2,323,093
278,000	Delta Electronics, Inc.	897,707
14,000	Denso Corp.	518,334
33,000	Diamond City Co., Ltd.	745,462
99	East Japan Railway Co.	770,143
209,900	Electricity Generating Public Co., Ltd.	588,202
53,000	Esprit Holdings, Ltd.	621,117
620,000	Ezra Holdings Pte., Ltd.	2,208,346
2,742,000	Fountain Set Holdings, Ltd.	951,969
18,100	FUJIFILM Holdings Corp.*	740,469
878,000	Great Wall Motor Co., Ltd.	1,288,857
15,000	GS Engineering & Construction Corp.	1,339,206

Schedule of Investments 7

Shares		Value

406,000	Guangzhou R&F Properties Co., Ltd.	$900,910
29,100	Hanjin Heavy Industries & Construction Co., Ltd.	1,019,165
38,100	Hankook Tire Co., Ltd.	630,781
532,000	Harbin Power Equipment Co., Ltd. - Class H	599,501
425,000	Hengan International Group Co., Ltd.	1,243,951
18,000	Hokkaido Electric Power Co.	477,647
370,349	Hon Hai Precision Industry Co., Ltd.	2,475,101
62,800	Honda Motor Co., Ltd.	2,188,679
400,100	Hong Leong Financial Group Bhd.	664,989
1,640,000	Hongguo International Holdings, Ltd.(a)	1,378,986
286,000	Hopson Development Holdings, Ltd.	715,251
13,000	Hoya Corp.	429,561
12,400	Hyundai Heavy Industries Co., Ltd.	2,468,083
18,200	Hyundai Mipo Dockyard Co., Ltd.	3,343,880
196,000	Industrial & Commercial Bank of China (Asia), Ltd.	428,342
35,880	Industrial Bank of Korea	716,342
181,000	Ishikawajima-Harima Heavy Industries Co., Ltd.	749,631
99,000	Itochu Enex Co., Ltd.	$749,516
38,000	Japan Steel Works, Ltd.	455,268
1,180,000	Jiangxi Copper Co., Ltd.	1,416,928
337,650	Johnson Health Tech. Co., Ltd.	2,498,386
163,000	Joyo Bank, Ltd.	1,014,487
24,000	JS Group Corp.	519,147
49,000	Kansai Electric Power Co., Inc.	1,410,032
168,000	Keppel Corp., Ltd.	2,102,572
210,000	Kingboard Chemical Holdings, Ltd.	881,917
384,800	KNM Group Bhd.	1,258,734
5,400	Kookmin Bank	485,753
689,600	KS Energy Services, Ltd.	1,329,900
39,000	Kuraray Co., Ltd.	419,798
16,900	Kyocera Corp.	1,588,000
538,000	Li Ning Co., Ltd.	1,061,372
446,000	Mah Sing Group Bhd.	642,363
950,000	Malaysia Airports Holdings Bhd.	805,347
97,000	Matsui Securities Co., Ltd.	847,218
56,000	MediaTek, Inc.	640,980
12,800	Megastudy Co., Ltd.	2,245,601
62,000	Mitsubishi Chemical Holdings Corp.	526,982
75,400	Mitsubishi Corp.	1,740,912
190,000	Mitsubishi Heavy Industries, Ltd.	1,225,409
148,000	Mitsubishi Materials Corp.	700,203
109	Mitsubishi UFJ Financial Group, Inc.	1,228,281

8 Schedule of Investments

Shares		Value

112,450	Mitsui & Co., Ltd.	$2,116,645
82	Mizuho Financial Group, Inc.	526,831
404,000	Nan Ya Plastics Corp.	755,598
39,000	NGK Insulators, Ltd.	800,186
7,000	Nintendo Co., Ltd.	2,031,477
259	Nippon Telegraph & Telephone Corp.	1,368,373
69,000	Nippon Yusen Kabushiki Kaisha	552,206
63,000	Nomura Holdings, Inc.	1,306,368
2,302,000	Pacific Basin Shipping, Ltd.	1,974,263
110,000	Petronas Dagangan Bhd.	195,747
11,000	Point, Inc.	697,819
979,000	PT Aneka Tambang Tbk	1,263,887
1,234,000	Raffles Education Corp., Ltd.	1,862,445
357,000	Realtek Semiconductor Corp.	782,973
27,400	Renesola, Ltd.(a)	279,337
33,000	Ricoh Co., Ltd.	740,674
263,000	Sembcorp Marine, Ltd.	607,442
1,260,000	Shanghai Zhenhua Port Machinery Co., Ltd.	1,889,541
53,000	Sharp Corp.	1,019,347
4,500	Shimamura Co., Ltd.	493,363
11,000	Shin-Etsu Chemical Co., Ltd.	669,391
187,000	SIA Engineering Co., Ltd.	578,514
395,000	Siam Commercial Bank Public Co., Ltd.	$766,440
4,456,000	Sichuan Expressway Co., Ltd.	1,003,245
885,000	Siliconware Precision Industries Co.	1,674,476
64,000	Singapore Airlines, Ltd.	698,556
200,000	Singapore Telecommunications, Ltd.	431,978
2,800	SMC Corp.	374,475
33,100	Sony Corp.	1,673,140
367,000	SP Setia Bhd.	817,639
45,000	Sumitomo Chemical Co., Ltd.	339,168
112,000	Sumitomo Metal Industries, Ltd.	578,011
97	Sumitomo Mitsui Financial Group, Inc.	878,338
21,800	Suzuki Motor Corp.	564,271
376,000	Taiheiyo Cement Corp.	1,655,748
24,500	Takeda Pharmaceutical Co., Ltd.	1,604,511
132,300	Telekom Malaysia Bhd.	382,811
236,800	Tenaga Nasional Bhd.	781,284
109,557	The Bank of Yokohama, Ltd.	814,561
37,600	Tokai Rika Co., Ltd.	888,981
67,000	Tokyo Electric Power Co.	2,287,500
166,000	Tokyo Gas Co., Ltd.	922,798
127,000	Tokyu Land Corp.	1,443,251
43,000	Toray Industries, Inc.	309,552

Schedule of Investments 9

Shares or Principal Amount		Value

69,000	Toshiba Corp.	$459,524
84,000	Tosoh Corp.	432,737
95,300	Toyota Motor Corp.	6,104,136
102,000	Transmile Group Bhd.	385,610
192,000	Tripod Technology Corp.	786,995
199,000	United Overseas Bank, Ltd.	2,752,133
2,052,000	Victory City International Holdings, Ltd.	853,963
1,093,000	WCT Engineering Bhd.	1,860,080
290,000	Weiqiao Textile Co., Ltd.	419,121
104	West Japan Railway Co.	479,453
188,000	Yue Yuen Industrial Holdings, Ltd.	636,468

Total Common Stocks (Cost $126,764,273)		146,091,611

Short-Term Investments (0.5%)
$745,483	Brown Brothers Harriman Time Deposit - U.S. Dollar, 4.69%, 04/02/07#*	745,483
4,429	Brown Brothers Harriman Time Deposit - Australian Dollar, 5.17%, 04/02/07#*	4,429
$5,047	Brown Brothers Harriman Time Deposit - Hong Kong Dollar, 3.28%, 04/02/07#*	$5,047
33	Brown Brothers Harriman Time Deposit - Japanese Yen, 0.01%, 04/02/07#*	33
349	Brown Brothers Harriman Time Deposit - New Zealand Dollar, 6.25%, 04/02/07#*	349
697	Brown Brothers Harriman Time Deposit - Singapore Dollar, 1.75%, 04/02/07#*	697

Total Short-Term Investments (Cost $756,038)		756,038
Total Investments (Cost $127,520,311) 99.8%		146,847,649
Other Assets Less Liabilities 0.2%		242,243

Net Assets 100.0%		$147,089,892

The accompanying notes are an integral part of the financial statements.

(a)	Non-income producing security.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of March 31, 2007.

*	All securities were fair valued (Note 1) as of March 31, 2007 unless noted with a *. Total value of securities fair valued was $145,351,142.

10 Schedule of Investments

Country Composition
March 31, 2007

Japan	42.9%
Singapore	11.8%
Hong Kong	9.9%
China	9.1%
South Korea	8.3%
Taiwan	8.0%
Malaysia	7.3%
Thailand	1.1%
Indonesia	0.9%

Percentages are based upon net assets.

Sector Composition
March 31, 2007

Industrials	23.5%
Financial	17.9%
Consumer Discretionary	17.1%
Information Technology	11.6%
Telecommunication and Utilities	9.2%
Materials	8.4%
Leisure and Consumer Staples	4.6%
Energy	4.4%
Healthcare	2.6%

Percentages are based upon net assets.

Industry Composition
March 31, 2007

Diversified Banks	9.6%
Automobile Manufacturers	6.9%
Construction & Farm Machinery & Heavy Trucks	6.9%
Real Estate Management & Development	4.4%
Electric Utilities	4.2%
Marine	3.3%
Electronic Equipment Manufacturers	3.1%
Office Electronics	2.9%
Education Services	2.8%
Steel	2.7%
Oil & Gas Equipment & Services	2.6%
Pharmaceuticals	2.6%
Trading Companies & Distributors	2.6%
Industrial Machinery	2.4%
Leisure Products	2.4%
Diversified Metals & Mining	2.3%
Construction & Engineering	2.2%
Semiconductors	2.2%
Consumer Electronics	1.9%
Regional Banks	1.8%
Electronic Manufacturing Services	1.7%
Independent Power Producers & Energy Traders	1.5%
Integrated Telecommunication Services	1.5%
Investment Banking & Brokerage	1.5%
Textiles	1.5%
Footwear	1.4%
Home Entertainment Software	1.4%
Industrial Conglomerates	1.4%
Personal Products	1.4%
Wireless Telecommunication Services	1.4%
Apparel Retail	1.3%
Commodity Chemicals	1.3%
Railroads	1.2%
Construction Materials	1.1%
Airport Services	0.9%
Auto Parts & Equipment	0.9%
Integrated Oil & Gas	0.8%
Highway and Railtracks	0.7%
Building Products	0.6%
Diversified Chemicals	0.6%
Gas Utilities	0.6%
Oil & Gas Refining & Marketing	0.6%
Airlines	0.5%
Photographic Products	0.5%
Heavy Electrical Equipment	0.4%
Oil & Gas Exploration & Production	0.4%
Other Diversified Financial Services	0.4%
Specialty Chemicals	0.4%
Tire & Rubber	0.4%
Air Freight & Logistics	0.3%
Computer Hardware	0.3%
Broadcast & Cable TV	0.2%
Computer Storage & Peripherals	0.2%
Electrical Components & Equipment	0.2%

Percentages are based upon net assets.

Schedule of Investments 11

ICON Europe Fund
Schedule of Investments
March 31, 2007 (unaudited)

Shares		Value

Common Stocks (98.5%)
126,600	Abb, Ltd.	$2,178,974
20,200	ABN ARMO Holding N.V.	870,288
79,100	Acergy S.A.(a)	1,674,801
32,900	Actividades de Construccion y Servicios S.A.	2,009,374
25,000	Adidas AG	1,361,732
2,545	Afg Arbonia-Forster Holding AG	1,299,493
18,500	Allied Irish Banks PLC	548,365
68,123	Anglo Irish Bank Corp. PLC	1,457,356
8,900	Baloise Holding AG	929,591
49,300	Banco Bilbao Vizcaya Argentaria S.A.	1,210,445
112,500	Banco Comercial Portugues S.A.	408,243
25,200	Banco Espirito Santo S.A.	481,584
17,700	Banco Popular Espanol S.A.	366,117
106,600	Banco Santander Central Hispano, S.A.	1,902,825
56,000	Bank of Ireland	1,201,166
158,500	Barclays PLC	2,247,219
64,300	Barratt Developments PLC	1,396,284
12,200	Bayer AG	780,225
180,400	Beazley Group PLC	562,571
29,000	Bellway PLC	908,414
59,300	Beter Bed Holding N.V.(a)	2,020,541
29,800	BG Group PLC	429,817
106,200	BHP Billiton PLC	2,359,349
26,600	Biesse S.p.A.	786,136
11,600	BNP Paribas	1,213,170
62,100	Brembo S.p.A.	$839,098
238,700	BT Group PLC	1,428,422
21,500	Buzzi Unicem S.p.A	655,001
33,000	Celesio AG	2,072,375
31,400	Centrotec Sustainable AG(a)	1,291,944
267,000	Chaucer Holdings PLC	495,699
17,200	Compagnie de Saint-Gobain	1,688,544
88,200	Corporacion Mapfre S.A.	454,016
50,700	Credit Suisse Group	3,650,878
6,300	Delhaize Group	581,288
9,440	Dem Allianz AG	1,934,761
14,600	Deutsche Bank AG	1,964,163
44,950	Deutsche Post AG	1,355,635
33,000	Dexia SA	985,999
43,400	Electroloux AB, Series B(a)	1,101,737
10,200	Erste Bank der oesterreichischen Sparkassen AG	794,381
6,900	EVS Broadcast Equipment S.A.	441,360
21,065	ForeningsSparbanken AB	738,598
17,900	Fortis	818,516
10,500	Fugro N.V.	533,149
700	Geberit AG	1,082,851
2,100	Georg Fischer AG(a)	1,519,833
28,100	GlaxoSmithKline PLC	775,557
6,200	Grontmij N.V.(a)	917,489
4,900	Groupe Danone	801,619
82,700	HBOS PLC	1,709,560
30,800	Heineken N.V.	1,610,217
3,270	Helvetia Holding AG	1,404,972
19,700	Holcim, Ltd.	1,982,720

12 Schedule of Investments

Shares		Value

13,600	InBev N.V.	$986,716
14,200	ING Groep N.V.	600,693
4,600	KBC Groep N.V.	572,778
136,300	Koninklijke Ahold N.V.(a)	1,600,209
98,420	Koninklijke KPN N.V.	1,533,379
9,200	Kudelski SA	325,723
11,200	Kuehne & Nagel International AG(a)	920,432
13,800	Lafarge S.A.	2,168,015
36,900	Logitech International S.A.(a)	1,029,183
20,400	Metro AG	1,446,391
196,700	Michael Page International PLC	2,075,434
43,600	National Bank of Greece S.A.	2,306,227
9,420	Nestle S.A.	3,671,830
13,120	Next PLC	581,022
8,900	NKT Holding A/S	710,662
88,000	Nokia Oyj	2,027,480
24,400	Nokian Renkaat Oyj	670,187
46,000	Novartis AG	2,570,581
28,500	Nutreco Holding N.V.	2,138,326
14,900	OPG Groep N.V.	1,868,938
37,000	Option NV(a)	680,844
15,800	Outokumpu Oyj	543,788
7,500	Panalpina Weltrransport Holding AG	1,258,373
13,700	Phonak Holding AG	1,052,138
44,575	Piraeus Bank S.A.	1,545,156
8,300	Raiffeisen International Bank Holding AG	1,176,953
7,600	Ramirent Oyj	609,957
1,670	Rieter Holding AG	834,190
16,330	Roche Holding AG	2,901,636
65,500	Royal Bank of Scotland Group PLC	2,563,918
32,200	SBM Offshore N.V.	1,160,922
8,800	Schindler Holding AG	537,014

Shares or Principal Amount		Value

17,700	Schneider Electric SA	$2,255,831
56,500	Sidenor S.A.	1,097,307
26,100	Siemens AG	2,794,651
1,275	Sika AG(a)	2,177,590
36,300	Smit International N.V.	2,328,941
12,100	Software AG	1,039,862
5,100	Solvay S.A.	786,325
27,700	Stada Arzneimittel AG	1,677,792
22,000	Swiss Re	2,013,623
123,800	Telefonica S.A.	2,741,218
18,000	Telekom Austria AG	452,243
35,000	Temenos Group AG(a)	677,302
229,100	Tesco PLC	2,004,760
4,600	The Swatch Group AG	1,219,023
10,200	Titan Cement Co.	549,217
35,300	TNT N.V.	1,622,424
36,800	Total S.A.	2,570,596
9,300	Tsakos Energy Navigation, Ltd. *	483,600
30,620	UBS AG(a)	1,826,456
49,300	Unilever N.V.	1,439,709
17,295	Vacon Oyj	647,788
28,200	Vivendi Universal	1,149,197
32,300	Wolters Kluwer NV	968,907
47,650	Xstrata PLC	2,446,910
33,700	Yell Group PLC	397,641
35,700	Zumtobel AG(a)	1,210,350
4,700	Zurich Financial Services AG	1,359,518

Total Common Stocks (Cost $132,159,755)		150,842,338

Short-Term Investments (0.8%)
$551,800	Brown Brothers Harriman Time Deposit - British Pound, 4.39%, 04/02/07#*	551,800

Schedule of Investments 13

Principal Amount		Value

$232	Brown Brothers Harriman Time Deposit - Danish Krone, 3.05%, 04/02/07#*	$232
5,734	Brown Brothers Harriman Time Deposit - Euro, 2.86%, 04/02/07#*	5,734
328	Brown Brothers Harriman Time Deposit - Norwegian Kroner, 2.97%, 04/02/07#*	328
734	Brown Brothers Harriman Time Deposit - Swedish Krona, 2.37%, 04/02/07#*	734
$214	Brown Brothers Harriman Time Deposit - Swiss Frank, 1.12%, 04/02/07#*	$214
617,018	Brown Brothers Harriman Time Deposit - U.S. Dollar, 4.69%, 04/02/07#*	617,018

Total Short-Term Investments (Cost $1,176,060)		1,176,060
Total Investments (Cost $133,335,815) 99.3%		152,018,398
Other Assets Less Liabilities 0.7%		1,005,018

Net Assets 100.0%		$153,023,416

The accompanying notes are an integral part of the financial statements.

(a)	Non-income producing security.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of March 31, 2007.

*	All securities were fair valued (Note 1) as of March 31, 2007 unless noted with a *. Total value of securities fair valued was $150,358,738.

14 Schedule of Investments

Country Composition
March 31, 2007

Switzerland	25.0%
United Kingdom	14.6%
Netherlands	13.9%
Germany	11.6%
France	7.7%
Spain	5.7%
Belgium	3.8%
Greece	3.6%
Finland	2.9%
Austria	2.4%
Ireland	2.1%
Italy	1.5%
Sweden	1.2%
Luxembourg	1.1%
Portugal	0.6%
Denmark	0.5%
Bermuda	0.3%

Percentages are based upon net assets.

Sector Composition
March 31, 2007

Financial	27.4%
Industrials	18.6%
Leisure and Consumer Staples	12.3%
Materials	10.9%
Healthcare	8.4%
Consumer Discretionary	7.9%
Energy	4.8%
Information Technology	4.1%
Telecommunication and Utilities	4.1%

Percentages are based upon net assets.

Industry Composition
March 31, 2007

Diversified Banks	16.0%
Pharmaceuticals	5.2%
Diversified Capital Markets	4.9%
Integrated Telecommunication Services	4.2%
Multi-Line Insurance	3.9%
Packaged Foods & Meats	3.8%
Construction Materials	3.5%
Diversified Metals & Mining	3.1%
Air Freight & Logistics	2.8%
Electrical Components & Equipment	2.7%
Food Retail	2.7%
Health Care Distributors	2.6%
Industrial Machinery	2.3%
Oil & Gas Equipment & Services	2.2%
Marine	2.1%
Communications Equipment	2.0%
Construction & Engineering	1.9%
Integrated Oil & Gas	1.9%
Building Products	1.8%
Industrial Conglomerates	1.8%
Apparel Accessories & Luxury Goods	1.7%
Brewers	1.7%
Household Appliances	1.6%
Home Building	1.5%
Agriculture Products	1.4%
Heavy Electrical Equipment	1.4%
Reinsurance	1.4%
Specialty Chemicals	1.4%
Commodity Chemicals	1.3%
Human Resource & Employment Services	1.3%
Specialty Stores	1.3%
Auto Parts & Equipment	1.1%
Steel	1.1%
Systems Software	1.1%
Hypermarkets & Super Centers	0.9%
Other Diversified Financial Services	0.9%
Publishing	0.9%
Movies & Entertainment	0.8%
Computer Storage & Peripherals	0.7%
Health Care Equipment	0.7%

Schedule of Investments 15

Industry Composition (continued)
March 31, 2007

Property & Casualty Insurance	0.7%
Diversified Chemicals	0.5%
Department Stores	0.4%
Diversified Commercial & Professional Services	0.4%
Tire & Rubber	0.4%
Oil & Gas Storage & Transportation	0.3%
Electronic Equipment Manufacturers	0.2%

Percentages are based upon net assets.

16 Schedule of Investments

ICON International Equity Fund
Schedule of Investments
March 31, 2007 (Unaudited)

Shares		Value

Common Stocks (98.3%)
72,000	Abb, Ltd.	$1,239,227
77,200	Acergy S.A.(a)	1,634,572
19,900	Actividades de Construccion y Servicios S.A.	1,215,396
23,200	Aeon Mall Co., Ltd.	678,060
2,280	Afg Arbonia-Forster Holding AG	1,164,182
29,600	Alcan, Inc.*	1,543,344
742,000	Angang New Steel Co., Ltd.	1,283,244
52,151	Anglo Irish Bank Corp. PLC	1,115,667
172,100	Axtel, S.A. de C.V.(a)*	684,626
15,300	Baloise Holding AG	1,598,060
32,900	Banco Bilbao Vizcaya Argentaria S.A.	807,782
87,800	Banco Santander Central Hispano, S.A.	1,567,242
17,600	Bank of Nova Scotia*	811,076
92,221	Barclays PLC	1,307,513
1,180,995	Beauty China Holdings, Ltd.	852,112
15,600	Bellway PLC	488,664
159,800	BT Group PLC	956,271
591,200	Bumiputra-Commerce Holdings Bhd.	1,700,497
8,600	Canadian Imperial Bank of Commerce*	746,521
38,300	Canadian National Railway Co.*	1,689,686
30,600	Canon, Inc.	1,643,323
30,200	Celesio AG	$1,896,537
746,000	China Infrastructure Machinery Holdings, Ltd.	1,459,968
137,000	China Mobile, Ltd.	1,232,436
1,652,000	China Oilfield Services, Ltd.	1,323,502
2,588,000	China Oriental Group Co., Ltd.	855,453
810,000	China Petroleum & Chemical Corp.	683,793
1,626,000	China Power International Development, Ltd.	786,235
166,778	Chong Hing Bank, Ltd.	439,968
15,200	Compagnie de Saint-Gobain	1,492,201
39,800	Companhia Vale do Rio Doce - Class A*	1,244,656
76,900	Corporacion Mapfre S.A.	395,848
42,187	Credit Suisse Group	3,037,862
53,000	DAH Sing Financial Group	461,178
182,000	Delta Electronics, Inc.	587,707
10,978	Deutsche Bank AG	1,476,889
34,900	Deutsche Post AG	1,052,540
27,300	Dexia SA	815,690
5,170	EVS Broadcast Equipment S.A.	330,700
637,000	Ezra Holdings Pte., Ltd.	2,268,897

Schedule of Investments 17

Shares		Value

26,800	First Quantum Minerals, Ltd.*	$1,785,583
15,053	ForeningsSparbanken AB	527,800
3,008,000	Fountain Set Holdings, Ltd.	1,044,319
10,400	Fugro N.V.	528,071
1,790	Georg Fischer AG(a)	1,295,477
5,500	Grontmij N.V.(a)	813,902
58,300	HBOS PLC	1,205,167
386,000	Hengan International Group Co., Ltd.	1,129,800
16,900	Holcim, Ltd.	1,700,912
238,000	Hon Hai Precision Industry Co., Ltd.	1,590,592
14,900	Honda Motor Co., Ltd.	519,288
444,200	Hong Leong Financial Group Bhd.	738,285
1,570,000	Hongguo International Holdings, Ltd.(a)	1,320,127
332,000	Hopson Development Holdings, Ltd.	830,291
21,600	Hyundai Mipo Dockyard Co., Ltd.	3,968,561
52,000	Inmet Mining Corp.*	2,860,856
193,000	Ishikawajima-Harima Heavy Industries Co., Ltd.	799,330
257,340	Johnson Health Tech. Co., Ltd.	1,904,146
100,000	Joyo Bank, Ltd.	622,385
134,000	Keppel Corp., Ltd.	1,677,051
136,000	Kingboard Chemical Holdings, Ltd.	571,146
116,200	Koninklijke Ahold N.V.(a)	1,364,228
104,400	Koninklijke KPN N.V.	$1,626,548
44,000	Kuraray Co., Ltd.	473,619
9,350	Lafarge S.A.	1,468,909
770,000	Li Ning Co., Ltd.	1,519,065
445,000	Mah Sing Group Bhd.	640,923
44,900	Manulife Financial Corp.*	1,544,386
13,100	Megastudy Co., Ltd.	2,298,232
50,000	Mitsubishi Chemical Holdings Corp.	424,986
65,000	Mitsubishi Corp.	1,500,787
193,000	Mitsubishi Heavy Industries, Ltd.	1,244,758
54	Mitsubishi UFJ Financial Group, Inc.	608,506
90,300	Mitsui & Co., Ltd.	1,699,716
42,900	National Bank of Greece S.A.	2,269,201
7,820	Nestle S.A.	3,048,165
13,450	Next PLC	595,636
47,000	NGK Insulators, Ltd.	964,327
6,900	Nintendo Co., Ltd.	2,002,456
147	Nippon Telegraph & Telephone Corp.	776,644
45,800	Nokia Oyj	1,055,211
58,200	Nomura Holdings, Inc.	1,206,835
25,600	Novartis AG	1,430,584
24,000	Nutreco Holding N.V.	1,800,696
11,400	OPG Groep N.V.	1,429,926
2,450,000	Pacific Basin Shipping, Ltd.	2,101,193
13,000	Phonak Holding AG	998,379
1,217,000	PT Aneka Tambang Tbk	1,571,144

18 Schedule of Investments

Shares		Value

1,297,000	Raffles Education Corp., Ltd.	$1,957,529
7,040	Raiffeisen International Bank Holding AG	998,283
314,000	Realtek Semiconductor Corp.	688,665
13,359	Roche Holding AG	2,373,727
62,400	Rona, Inc.*	1,277,519
19,300	Royal Bank of Canada*	961,489
42,500	Royal Bank of Scotland Group PLC	1,663,611
19,600	SBM Offshore N.V.	706,648
12,930	Schneider Electric SA	1,647,903
4,100	Shimamura Co., Ltd.	449,508
348,900	Siam Commercial Bank Public Co., Ltd.	676,990
4,348,000	Sichuan Expressway Co., Ltd.	978,930
18,500	Siemens AG	1,980,883
618,000	Siliconware Precision Industries Co.	1,169,295
27,800	Smit International N.V.	1,783,597
20,200	Sony Corp.	1,021,070
365,000	SP Setia Bhd.	813,183
29,900	Stantec, Inc.*	822,496
20,700	Swiss Re	1,894,636
173,000	Taiheiyo Cement Corp.	761,820
12,600	Takeda Pharmaceutical Co., Ltd.	825,177
102,000	Telefonica S.A.	2,258,516
174,000	Telekom Malaysia Bhd.	503,471
Shares or Principal Amount		Value

189,200	Tesco PLC	$1,655,612
4,680	The Swatch Group AG	1,240,223
33,240	TNT N.V.	1,527,744
51,200	Tokyo Electric Power Co.	1,748,060
100,000	Tokyo Gas Co., Ltd.	555,902
115,000	Tokyu Land Corp.	1,306,881
21,250	Total S.A.	1,484,379
48,900	Toyota Motor Corp.	3,132,133
115,000	Transmile Group Bhd.	434,756
229,000	Tripod Technology Corp.	938,655
8,200	Tsakos Energy Navigation, Ltd.*	426,400
21,874	UBS AG(a)	1,304,765
122,000	United Overseas Bank, Ltd.	1,687,237
21,730	Vacon Oyj	813,901
2,252,000	Victory City International Holdings, Ltd.	937,196
1,026,400	WCT Engineering Bhd.	1,746,739
4,570	Zurich Financial Services AG	1,321,914

Total Common Stocks (Cost $142,445,470)		162,144,717

Preferred Stock (0.4%)
64,600,000	Brasil Telecom Participacoes S.A.*	580,343

Total Preferred Stock (Cost $555,893)		580,343

Short-Term Investments (1.4%)
$2,370,687	Brown Brothers Harriman Time Deposit - U.S. Dollar, 4.69%, 04/02/07#*	2,370,687

Schedule of Investments 19

Principal Amount		Value

$1,171	Brown Brothers Harriman Time Deposit - Australian Dollar, 5.17%, 04/02/07#*	$1,171
3,005	Brown Brothers Harriman Time Deposit - British Pound, 4.39%, 04/02/07#*	3,005
395	Brown Brothers Harriman Time Deposit - Canadian Dollar, 3.20%, 04/02/07#*	395
179	Brown Brothers Harriman Time Deposit - Danish Krone, 3.05%, 04/02/07#*	179
5,711	Brown Brothers Harriman Time Deposit - Euro, 2.86%, 04/02/07#*	5,711
$1,903	Brown Brothers Harriman Time Deposit - Hong Kong Dollar, 3.28%, 04/02/07#*	$1,903
152	Brown Brothers Harriman Time Deposit - Norwegian Kroner, 2.97%, 04/02/07#*	152
155	Brown Brothers Harriman Time Deposit - Singapore Dollar, 1.75%, 04/02/07#*	155
254	Brown Brothers Harriman Time Deposit - Swedish Krona, 2.37%, 04/02/07#*	254

Total Short-Term Investments (Cost $2,383,612)		2,383,612
Total Investments 100.1% (Cost $145,384,975)		165,108,672
Liabilities Less Other Assets (0.1)%		(131,409)

Net Assets 100.0%		$164,977,263

The accompanying notes are an integral part of the financial statements.

(a)	Non-income producing security.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of March 31, 2007.

*	All securities were fair valued (Note 1) as of March 31, 2007 unless noted with a *. Total value of securities fair valued was $145,746,079.

20 Schedule of Investments

Country Composition
March 31, 2007

Japan	15.1%
Switzerland	14.3%
Canada	8.5%
Netherlands	7.0%
Hong Kong	6.7%
Singapore	5.9%
United Kingdom	4.8%
Taiwan	4.2%
China	4.0%
Malaysia	4.0%
Germany	3.9%
South Korea	3.8%
Spain	3.8%
France	3.7%
Greece	1.4%
Brazil	1.1%
Finland	1.1%
Indonesia	1.0%
Luxembourg	1.0%
Belgium	0.7%
Ireland	0.7%
Austria	0.6%
Mexico	0.4%
Thailand	0.4%
Bermuda	0.3%
Sweden	0.3%

Percentages are based upon net assets.

Sector Composition
March 31, 2007

Financial	24.1%
Industrials	23.2%
Consumer Discretionary	10.6%
Materials	9.7%
Leisure and Consumer Staples	8.1%
Telecommunication and Utilities	7.1%
Information Technology	6.4%
Healthcare	5.4%
Energy	4.1%

Percentages are based upon net assets.

Industry Composition
March 31, 2007

Diversified Banks	12.9%
Diversified Metals & Mining	4.7%
Integrated Telecommunication Services	4.5%
Marine	3.6%
Diversified Capital Markets	3.5%
Construction & Farm Machinery & Heavy Trucks	3.3%
Construction & Engineering	2.8%
Education Services	2.6%
Industrial Machinery	2.6%
Pharmaceuticals	2.6%
Real Estate Management & Development	2.6%
Oil & Gas Equipment & Services	2.5%
Construction Materials	2.4%
Automobile Manufacturers	2.2%
Industrial Conglomerates	2.2%
Leisure Products	2.1%
Health Care Distributors	2.0%
Multi-Line Insurance	2.0%
Packaged Foods & Meats	1.9%
Air Freight & Logistics	1.8%
Food Retail	1.8%
Trading Companies & Distributors	1.8%
Electrical Components & Equipment	1.5%

Schedule of Investments 21

Industry Composition (continued)
March 31, 2007

Electronic Equipment Manufacturers	1.3%
Integrated Oil & Gas	1.3%
Steel	1.3%
Home Entertainment Software	1.2%
Personal Products	1.2%
Reinsurance	1.2%
Textiles	1.2%
Agriculture Products	1.1%
Electric Utilities	1.1%
Semiconductors	1.1%
Electronic Manufacturing Services	1.0%
Office Electronics	1.0%
Railroads	1.0%
Aluminum	0.9%
Building Products	0.9%
Life & Health Insurance	0.9%
Apparel Accessories & Luxury Goods	0.8%
Communications Equipment	0.8%
Footwear	0.8%
Heavy Electrical Equipment	0.8%
Home Improvement Retail	0.8%
Wireless Telecommunication Services	0.8%
Household Appliances	0.7%
Investment Banking & Brokerage	0.7%
Consumer Electronics	0.6%
Health Care Equipment	0.6%
Highway and Railtracks	0.6%
Independent Power Producers & Energy Traders	0.5%
Department Stores	0.4%
Regional Banks	0.4%
Apparel Retail	0.3%
Commodity Chemicals	0.3%
Diversified Chemicals	0.3%
Gas Utilities	0.3%
Home Building	0.3%
Oil & Gas Exploration & Production	0.3%

Percentages are based upon net assets.

22 Schedule of Investments

Six Month Hypothetical Expense Example
March 31, 2007 (unaudited)

Example

As a shareholder of a Fund you may pay two types of fees: transaction fees and fund-related fees. Certain funds charge transactions fees, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees. Funds also incur various ongoing expenses, including management fees, distribution and/or service fees, and other fund expenses, which are indirectly paid by shareholders.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the various ICON Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period (10/1/06 - 3/31/07).

Actual Expenses

The first line in the table for each Fund provides information about actual account values and actual expenses. The Example includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. However, the Example does not include client specific fees, such as the $10 fee charged to IRA accounts, or the $15 fee charged for wire redemptions. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your

Expense Example 23

ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that may be charged by other funds. Therefore, this information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

24 Expense Example

Six Month Hypothetical Expense Example
March 31, 2007 (unaudited) (continued)

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense Ratio
	10/1/06	3/31/07	10/1/06-3/31/07*	10/1/06-3/31/07

ICON Asia-Pacific Region Fund
Class S
Actual Expenses	$1,000.00	$1,142.30	$7.85	1.47%
Hypothetical Example (5% return before expenses)	1,000.00	1,017.67	7.39
Class A
Actual Expenses	1,000.00	1,140.10	10.51	1.97%
Hypothetical Example (5% return before expenses)	1,000.00	1,015.18	9.90
ICON Europe Fund
Class S
Actual Expenses	1,000.00	1,178.80	7.33	1.35%
Hypothetical Example (5% return before expenses)	1,000.00	1,018.27	6.79
Class A
Actual Expenses	1,000.00	1,176.30	10.04	1.85%
Hypothetical Example (5% return before expenses)	1,000.00	1,015.78	9.30
ICON International Equity Fund
Class I
Actual Expenses	1,000.00	1,159.80	8.45	1.57%
Hypothetical Example (5% return before expenses)	1,000.00	1,017.17	7.90
Class C
Actual Expenses	1,000.00	1,154.00	13.69	2.55%
Hypothetical Example (5% return before expenses)	1,000.00	1,012.28	12.79
Class Z
Actual Expenses	1,000.00	1,161.60	6.90	1.28%
Hypothetical Example (5% return before expenses)	1,000.00	1,018.62	6.44
Class A
Actual Expenses	1,000.00	1,160.00	8.67	1.61%
Hypothetical Example (5% return before expenses)	1,000.00	1,017.00	8.10

*	Expenses are equal to the Fund’s six month expense ratio annualized, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

Total returns exclude applicable sales charges. If sales charges were included (maximum 5.75%), returns would be lower.

Expense Example 25

Statements of Assets and Liabilities
March 31, 2007 (unaudited)

	ICON	ICON	ICON
	Asia-Pacific	Europe	International
	Region Fund	Fund	Equity Fund
Assets
Investments, at cost	$127,520,311	$133,335,815	$145,384,975

Investments, at value	146,847,649	152,018,398	165,108,672
Cash	-	-	644,433
Receivables:
Fund shares sold	332,773	305,789	347,776
Investments sold	3,727,247	2,574,473	2,669,401
Interest	465	2,758	2,289
Dividends	627,870	271,842	425,486
Expense reimbursements by Adviser	73	20	-
Foreign tax reclaims	-	100,697	55,630
Other assets	48,406	37,521	47,868

Total Assets	151,584,483	155,311,498	169,301,555

Liabilities
Payables:
Due to custodian bank	234,524	-	-
Interest	2,318	31,485	622
Investments bought	3,539,906	1,519,162	3,891,126
Fund shares redeemed	537,943	568,024	195,621
Advisory fees	121,571	127,932	136,096
Accrued distribution fees	29	98	39,258
Fund accounting fees	21,668	13,088	23,052
Transfer agent fees	23,193	13,890	18,389
Administration fees	5,781	5,942	6,291
Trustee fees	6,335	6,636	7,034
Accrued expenses	1,323	1,825	6,803

Total Liabilities	4,494,591	2,288,082	4,324,292

Net Assets - all share classes	$147,089,892	$153,023,416	$164,977,263

Net Assets - Class S#	$146,948,876	$152,548,518	$-

Net Assets - Class I	$-	$-	$110,671,917

Net Assets - Class C	$-	$-	$19,412,554

Net Assets - Class Z	$-	$-	$31,222,930

Net Assets - Class A	$141,016	$474,898	$3,669,862

Net Assets Consist of
Paid-in capital	$123,417,638	$120,448,585	$133,996,881
Accumulated undistributed net investment income/(loss)	(668,631)	(121,163)	(264,127)
Accumulated undistributed net realized gain/(loss) from investments and foreign currency translations	5,018,442	14,001,316	11,515,459
Unrealized appreciation/(depreciation) on investments and other assets and liabilities denominated in foreign currency	19,322,443	18,694,678	19,729,050

Net Assets	$147,089,892	$153,023,416	$164,977,263

Shares outstanding (unlimited shares authorized, no par value)
Class S#	9,777,660	6,982,844	-
Class I	-	-	6,654,402
Class C	-	-	1,221,801
Class Z	-	-	1,857,356
Class A	9,408	21,798	218,743
Net asset value (offering and redemption price per share)
Class S#	$15.03	$21.85	$-
Class I	$-	$-	$16.63
Class C	$-	$-	$15.89
Class Z	$-	$-	$16.81
Class A	$14.99	$21.79	$16.78
Class A maximum offering price (100%/(100%-maximum sales charge)) of net asset value adjusted to the nearest cent per share	$15.90	$23.12	$17.80

#	Class S was formerly the only class in the Fund. Multi-class operations commenced May 31, 2006.

The accompanying notes are an integral part of the financial statements.

26 Financial Statements

Statements of Operations
For the period ended March 31, 2007 (unaudited)

	ICON
	Asia-Pacific	ICON	ICON
	Region	Europe	International
	Fund	Fund	Equity Fund
Investment Income
Interest	$11,864	$109,860	$48,012
Dividends	1,012,285	828,732	918,523
Foreign taxes withheld	(83,679)	(58,595)	(60,641)

Total Investment Income	940,470	879,997	905,894

Expenses
Advisory fees	687,911	741,589	718,460
Distribution fees:
Class I	-	-	116,922
Class C	-	-	85,500
Class A	113	361	3,477
Fund accounting fees	30,615	33,260	33,086
Transfer agent fees	63,116	43,067	53,736
Custody fees	43,384	53,321	53,671
Administration fees	31,759	34,238	33,170
Registration fees	22,725	13,913	17,158
Insurance expense	4,423	2,956	3,416
Trustee fees and expenses	5,619	6,298	6,307
Interest expense	85,242	31,620	4,362
Other expenses	40,929	44,870	43,748

Total expenses before expense (reimbursement)/recoupment and transfer agent earnings credit	1,015,836	1,005,493	1,173,013

Transfer agent earnings credit	(3,383)	(3,834)	(3,593)
Expense (reimbursement)/recoupment by Adviser due to expense limitation agreement	(783)	(491)	601

Net Expenses	1,011,670	1,001,168	1,170,021

Net Investment Income/(Loss)	(71,200)	(121,171)	(264,127)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency Transactions
Net realized gain/(loss) from investment transactions	11,888,112	14,459,607	11,639,411
Net realized gain/(loss) from foreign currency translations	72,073	(306,743)	(107,973)
Change in unrealized net appreciation/(depreciation) on investments and foreign currency translations	6,440,401	8,443,448	9,551,468

Net realized and unrealized gain/(loss) on investments and foreign currency transactions	18,400,586	22,596,312	21,082,906

Net Increase/(Decrease) in Net Assets Resulting From Operations	$18,329,386	$22,475,141	$20,818,779

The accompanying notes are an integral part of the financial statements.

Financial Statements 27

Statements of Changes in Net Assets

	ICON Asia-Pacific Region Fund
	Period ended	Year ended
	March 31, 2007	September 30,
	(unaudited)	2006
Operations
Net investment income/(loss)	$(71,200)	$155,747
Net realized gain/(loss) from investments transactions	11,888,112	1,094,030
Net realized gain/(loss) from foreign currency translations	72,073	(569,787)
Change in net unrealized appreciation/(depreciation) on investments and foreign currency translations	6,440,401	6,454,824

Net increase/(decrease) in net assets resulting from operations	18,329,386	7,134,814

Dividends and Distributions to Shareholders
Net investment income
Class S#	(327,103)	(85,846)
Class I	-	-
Class C	-	-
Class Z	-	-
Class A	(214)	-
Net realized gains
Class S#	-	-
Class I	-	-
Class C	-	-
Class Z	-	-
Class A	-	-

Net decrease from dividends and distributions	(327,317)	(85,846)

Fund Share Transactions
Shares sold
Class S#	32,843,660	221,387,084
Class I	-	-
Class C	-	-
Class Z	-	-
Class A	106,684	24,469
Reinvested dividends and distributions
Class S#	303,437	80,516
Class I	-	-
Class C	-	-
Class Z	-	-
Class A	174	-
Shares repurchased
Class S#	(51,634,799)	(129,793,185)
Class I	-	-
Class C	-	-
Class Z	-	-
Class A	(61)	(26)

Net increase/(decrease) from fund share transactions	(18,380,905)	91,698,858

Total net increase/(decrease) in net assets	(378,836)	98,747,826
Net Assets
Beginning of period	147,468,728	48,720,902

End of period	$147,089,892	$147,468,728

The accompanying notes are an integral part of the financial statements.

28 Financial Statements

ICON Europe Fund		ICON International Equity Fund
Period ended	Year ended	Period ended	Year ended
March 31,	September 30,	March 31, 2007	September 30,
2007 (unaudited)	2006	(unaudited)	2006

$(121,171)	$688,766	$(264,127)	$405,330
14,459,607	2,724,355	11,639,411	6,781,431

(306,743)	(286,266)	(107,973)	(454,070)

8,443,448	6,903,602	9,551,468	4,534,281

22,475,141	10,030,457	20,818,779	11,266,972

(366,098)	-	-	-
-	-	(10,385)	(24,881)
-	-	-	-
-	-	-	(50,351)
(553)	-	-	-

(1,940,765)	(1,340,887)	-	-
-	-	(3,723,882)	(1,143,374)
-	-	(724,596)	(134,889)
-	-	(1,230,878)	(934,778)
(3,610)	-	(117,472)	-

(2,311,026)	(1,340,887)	(5,807,213)	(2,288,273)

74,447,122	117,006,017	-	-
-	-	29,336,161	68,838,279
-	-	4,767,791	12,648,559
-	-	795,118	13,277,909
408,308	29,478	3,256,150	88,208

2,085,318	1,336,067	-	-
-	-	3,619,722	1,133,191
-	-	666,173	130,198
-	-	1,228,139	983,433
4,163	-	116,347	-

(49,523,715)	(44,864,637)	-	-
-	-	(8,529,036)	(13,588,831)
-	-	(1,588,681)	(915,055)
-	-	(2,370,136)	(5,302,946)
(1,105)	(36)	(68,355)	(29)

27,420,091	73,506,889	31,229,393	77,292,916

47,584,206	82,196,459	46,240,959	86,271,615

105,439,210	23,242,751	118,736,304	32,464,689

$153,023,416	$105,439,210	$164,977,263	$118,736,304

Financial Statements 29

Statements of Changes in Net Assets (continued)

	ICON Asia-Pacific Region Fund
	Period ended	Year ended
	March 31,	September 30,
	2007 (unaudited)	2006
Transactions in Fund Shares
Shares Sold
Class S#	2,291,441	17,006,822
Class I	-	-
Class C	-	-
Class Z	-	-
Class A	7,556	1,846
Reinvested dividends and distributions
Class S#	21,264	6,233
Class I	-	-
Class C	-	-
Class Z	-	-
Class A	12	-
Shares repurchased
Class S#	(3,714,056)	(10,164,560)
Class I	-	-
Class C	-	-
Class Z	-	-
Class A	(4)	(2)

Net increase/(decrease)	(1,393,787)	6,850,339

Shares outstanding beginning of period	11,180,855	4,330,516

Shares outstanding end of period	9,787,068	11,180,855

Purchase and Sales of Investment Securities
(excluding short-term securities)
Purchase of securities	$96,161,190	$291,355,445
Proceeds from sales of securities	111,815,840	202,024,877
Accumulated undistributed net investment income/(loss)	$(668,631)	$(270,114)

#	Class S was formerly the only class in the Fund. Multi-class operations commenced May 31, 2006.

The accompanying notes are an integral part of the financial statements.

30 Financial Statements

ICON Europe Fund		ICON International Equity Fund
Period ended	Year ended	Period ended	Year ended
March 31,	September 30,	March 31,	September 30,
2007 (unaudited)	2006	2007 (unaudited)	2006

3,658,583	6,577,613	-	-
-	-	1,841,642	4,778,664
-	-	313,658	892,329
-	-	49,310	987,753
20,077	1,577	209,797	5,877

100,015	91,261	-	-
-	-	228,951	84,133
-	-	43,972	9,984
-	-	76,903	72,522
200	-	7,295	-

(2,378,178)	(2,549,057)	-	-
-	-	(534,208)	(935,489)
-	-	(103,455)	(64,198)
-	-	(146,555)	(372,280)
(54)	(2)	(4,224)	(2)

1,400,643	4,121,392	1,983,086	5,459,293

5,603,999	1,482,607	7,969,216	2,509,923

7,004,642	5,603,999	9,952,302	7,969,216

$116,719,203	$133,003,344	$133,459,730	$168,974,479
93,335,212	60,122,066	105,663,393	98,308,045

$(121,163)	$366,659	$(264,127)	$10,385

Financial Statements 31

Financial Highlights

		Income from investment operations			Less dividends
	Net asset	Net	Net realized	Total	Dividends	Distributions
	value,	investment	and unrealized	from	from net	from net
	beginning	income/	gains/(losses)	investment	investment	realized
	of period	(loss)(x)	on investments	operations	income	gains

ICON Asia-Pacific Region Fund
Class S#
Period ended March 31, 2007 (unaudited)	$13.19	$(0.01)	$1.88	$1.87	$(0.03)	$-
Year ended September 30, 2006	11.25	0.02	1.93	1.95	(0.01)	-
Year ended September 30, 2005	8.17	0.03	3.08	3.11	(0.03)	-
Year ended September 30, 2004	7.62	0.02	0.55	0.57	(0.02)	-
Year ended September 30, 2003	5.68	0.04	1.90	1.94	-	-
Year ended September 30, 2002	6.81	(0.19)	(0.91)	(1.10)	-	-
Class A
Period ended March 31, 2007 (unaudited)	13.18	(0.01)	1.85	1.84	(0.03)	-
May 31, 2006 (inception) to September 30, 2006	13.54	0.04	(0.40)	(0.36)	-	-

ICON Europe Fund
Class S#
Period ended March 31, 2007 (unaudited)	18.82	(0.02)	3.37	3.35	(0.05)	(0.27)
Year ended September 30, 2006	15.68	0.20	3.80	4.00	-	(0.86)
Year ended September 30, 2005	12.03	0.07	3.58	3.65	-	-
Year ended September 30, 2004	9.84	(0.04)	2.23	2.19	-	-
Year ended September 30, 2003	7.40	(0.02)	2.46	2.44	-	-
Year ended September 30, 2002	8.13	(0.04)	(0.67)	(0.71)	(0.02)	-
Class A
Period ended March 31, 2007 (unaudited)	18.79	(0.05)	3.36	3.31	(0.04)	(0.27)
May 31, 2006 (inception) to September 30, 2006	18.40	(0.02)	0.41	0.39	-	-

ICON International Equity Fund
Class I
Period ended March 31, 2007 (unaudited)	14.94	(0.02)	2.37	2.35	- (d)	(0.66)
Year ended September 30, 2006	12.91	0.09	2.57	2.66	(0.01)	(0.62)
Year ended September 30, 2005	10.59	0.04	3.25	3.29	-	(0.97)
February 6, 2004 (inception) to September 30, 2004	10.96	0.04	(0.41)	(0.37)	-	-
Class C
Period ended March 31, 2007 (unaudited)	14.36	(0.10)	2.29	2.19	-	(0.66)
Year ended September 30, 2006	12.53	(0.03)	2.48	2.45	-	(0.62)
Year ended September 30, 2005	10.55	(0.14)	3.09	2.95	-	(0.97)
February 19, 2004 (inception) to September 30, 2004	11.29	(0.02)	(0.72)	(0.74)	-	-
Class Z
Period ended March 31, 2007 (unaudited)	15.07	- (d)	2.40	2.40	-	(0.66)
Year ended September 30, 2006	13.00	0.09	2.63	2.72	(0.03)	(0.62)
Year ended September 30, 2005	10.60	0.06	3.31	3.37	-	(0.97)
Year ended September 30, 2004	8.41	0.01	2.24	2.25	(0.06)	-
Year ended September 30, 2003	5.96	0.06	2.45	2.51	-	(0.06)
Year ended September 30, 2002	7.24	0.04	(1.25)	(1.21)	(0.04)	-
Class A
Period ended March 31, 2007 (unaudited)	15.06	(0.02)	2.40	2.38	-	(0.66)
May 31, 2006 (inception) to September 30, 2006	15.17	0.03	(0.14)	(0.11)	-	-

(x)	Calculated using the average share method.

*	The total return calculation is for the period indicated and excludes any sales charges.
#	Class S was formerly the only class in the Fund. Multi-class operations commenced May 31, 2006.

(a)	Annualized for periods less than a year.
(b)	Portfolio turnover is calculated at the Fund level and is not annualized.
(c)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 2. The ratios in these financial highlights reflect the limitation, including the interest expense.
(d)	Amount less than $0.005.

The accompanying notes are an integral part of the financial statements.

32 Financial Highlights

						Ratio of expenses to average net assets(a)			Ratio of net investment income to average net assets(a)
						Before	After		Before	After
						expense	expense		expense	expense
						limitation/	limitation/		limitation/	limitation/
				Net	Average	recoupment	recoupment		recoupment	recoupment
		Net		assets,	net	and	and		and	and
and distributions		asset		end of	assets	transfer	transfer		transfer	transfer
	Total	value,		period	for the	agent	agent		agent	agent	Portfolio
Return of	dividends and	end of	Total	(in	period (in	earnings	earnings		earnings	earnings	turnover
capital	distributions	period	return*	thousands)	thousands)	credit	credit		credit	credit	rate(b)

$-	$(0.03)	$15.03	14.23%	$146,949	$137,870	1.48%	1.47%		(0.11)%	(0.10)%	69.12%
-	(0.01)	13.19	17.36%	147,444	130,654	1.44%	1.44%		0.12%	0.12%	159.51%
-	(0.03)	11.25	38.12%	48,721	15,225	1.93%	N/A		0.30%	N/A	185.84%
-	(0.02)	8.17	7.51%	17,047	14,976	1.91%	N/A		0.20%	N/A	58.62%
-	-	7.62	34.15%	6,084	6,683	1.98%	N/A		0.68%	N/A	81.44%
(0.03)	(0.03)	5.68	(16.29)%	6,927	12,142	1.66%	N/A		(0.23)%	N/A	14.43%

-	(0.03)	14.99	14.01%	141	91	3.71%	1.97	%(c)	(1.91)%	(0.17)%	69.12%

-	-	13.18	(2.66)%	24	9	25.78%	1.81	%(c)	(23.09)%	0.88%	159.51%

-	(0.32)	21.85	17.88%	152,549	148,701	1.35%	1.35%		(0.16)%	(0.16)%	64.23%
-	(0.86)	18.82	27.09%	105,409	61,054	1.51%	1.51%		1.13%	1.13%	100.62%
-	-	15.68	30.34%	23,243	16,665	1.85%	N/A		0.51%	N/A	153.55%
-	-	12.03	22.26%	7,826	7,230	2.24%	N/A		(0.38)%	N/A	78.57%
-	-	9.84	32.97%	9,262	6,774	1.87%	N/A		(0.29)%	N/A	101.37%
-	(0.02)	7.40	(8.76)%	4,619	5,706	2.14%	N/A		(0.42)%	N/A	12.26%

-	(0.31)	21.79	17.63%	475	290	2.20%	1.85	%(c)	(0.84)%	(0.49)%	64.23%

-	-	18.79	2.12%	30	7	33.40%	1.84	%(c)	(31.86)%	(0.30)%	100.62%

-	(0.66)	16.63	15.98%	110,672	93,986	1.57%	1.57	%(c)	(0.30)%	(0.30)%	74.71%
-	(0.63)	14.94	21.20%	76,454	47,266	1.71%	1.71	%(c)	0.59%	0.59%	129.31%
-	(0.97)	12.91	32.90%	15,376	7,921	2.02%	1.97%		0.27%	0.32%	139.23%

-	-	10.59	(3.38)%	3,211	1,960	2.32%	N/A		0.44%	N/A	117.74%

-	(0.66)	15.89	15.40%	19,413	17,178	2.56%	2.55	%(c)	(1.30)%	(1.29)%	74.71%
-	(0.62)	14.36	20.09%	13,899	7,550	2.76%	2.54	%(c)	(0.39)%	(0.18)%	129.31%
-	(0.97)	12.53	29.56%	1,622	643	4.52%	3.51%		(2.23)%	(1.22)%	139.23%

-	-	10.55	(6.55)%	183	162	3.06%	N/A		(0.16)%	N/A	117.74%

-	(0.66)	16.81	16.16%	31,223	30,390	1.28%	1.28	%(c)	(0.06)%	(0.06)%	74.71%
-	(0.65)	15.07	21.54%	28,295	23,485	1.41%	1.40	%(c)	0.60%	0.61%	129.31%
-	(0.97)	13.00	33.57%	15,466	12,184	1.68%	1.68%		0.51%	0.51%	139.23%
-	(0.06)	10.60	26.79%	9,303	10,063	1.98%	N/A		0.03%	N/A	117.74%
-	(0.06)	8.41	42.60%	10,587	8,571	2.00%	N/A		0.88%	N/A	98.91%
(0.03)	(0.07)	5.96	(16.94)%	8,222	13,347	1.72%	N/A		0.48%	N/A	91.99%

-	(0.66)	16.78	16.04%	3,670	2,791	1.56%	1.61	%(c)	(0.25)%	(0.30)%	74.71%

-	-	15.06	(0.73)%	88	13	19.13%	1.79	%(c)	(16.62)%	0.72%	129.31%

Financial Highlights 33

Notes to Financial Statements
March 31, 2007 (unaudited)

1. Organization and Significant Accounting Policies

The ICON Asia-Pacific Region Fund (“Asia-Pacific Region Fund”), ICON Europe Fund (“Europe Fund”) and ICON International Equity Fund (“International Equity Fund”) are series funds (individually a “Fund” and collectively, the “Funds”). The Funds are part of the ICON Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. The Asia-Pacific Region Fund and the Europe Fund offer two classes of shares, Class S and Class A. The International Equity Fund offers four classes of shares, Class I, Class C, Class Z and Class A. All classes have equal rights as to earnings, assets and voting privileges except that each Class may bear different distribution fees, registration costs and shareholder servicing costs and each Class has exclusive voting rights with respect to its distribution plan. There are 14 other active funds within the Trust. Those Funds are covered by separate prospectuses and shareholder reports.

Each Fund is authorized to issue an unlimited number of no par shares. The Funds primarily invest in foreign securities; the Asia-Pacific Region Fund and Europe Fund primarily invest in companies whose principal business activities fall within specific regions. The investment objective of each Fund is long-term capital appreciation.

The Funds may have elements of risk, including the loss of principal. There is no assurance that the investment process will consistently lead to successful results. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment. Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of lower government supervision and regulation of foreign securities markets and the possibility of political or economic instability. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and tend to be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, do not exist in foreign countries. In general, there is less governmental supervision of foreign stock exchanges and securities brokers and issuers. There are also risks associated with small- and mid-cap

34 Notes to Financial Statements

investing, including limited product lines, less liquidity, and small market share.

In addition, in the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against each Fund. However, based on experience, the Funds expect the risk of loss to be minimal.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Investment Valuation

The Funds’ securities and other assets are valued at the closing price at the close of the regular trading session of the New York Stock Exchange (the “NYSE”) (normally 4 p.m. Eastern time) each day the NYSE is open, except that (a) securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Funds at the NASDAQ Official Closing Price provided by NASDAQ each business day; and (b) foreign securities in the Funds traded in countries outside of the Western Hemisphere are fair valued daily based on procedures established by the Funds’ Board of Trustees (“Board”) to avoid stale prices and to take into account, among other things, any significant events occurring after the close of a foreign market in those regions. The Funds use pricing services to obtain the market value of securities in their portfolios; if a pricing service is not able to provide a price, or the pricing service’s valuation quote is considered inaccurate or does not reflect the market value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds’ securities or other assets are valued at fair value as determined in good faith by the Funds’ Board or pursuant to procedures approved by the Board. The valuation assigned to fair-valued securities for purposes of calculating a Fund’s net asset value (“NAV”) may differ from the security’s most recent

Notes to Financial Statements 35

Notes to Financial Statements (unaudited) (continued)

closing market price and from the prices used by other mutual funds to calculate their NAVs.

Lacking any sales that day, the security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes from dealers making a market for the security. Options are valued at their closing mid-price on the principal market where the option is traded. Mid-price is the average of the closing bid and closing ask prices. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is a matrix system which considers such factors as security prices, yields, maturities and ratings. Short-term securities with remaining maturities of 60 days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates market value. Currency rates as of the close of the NYSE are used to convert foreign security values into U.S. dollars.

The Funds’ securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Board determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indexes and securities and exchange rates in other markets to determine fair value as of the time a Fund calculates its net asset value. The valuation assigned to fair-valued securities for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management has recently begun to evaluate the application of the Statement to the Funds, and is not in a position at this

36 Notes to Financial Statements

time to evaluate the significance of its impact, if any, on the Funds’ financial statements.

Repurchase Agreements

Repurchase agreements, if held by the Funds, are fully collateralized by U.S. Government securities and such collateral is in the possession of the Funds’ custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. No repurchase agreements were purchased or sold by the Funds during the period ended March 31, 2007.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange daily. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, resulting from changes in the exchange rates and changes in market prices of securities held.

Forward Foreign Currency Contracts

The Funds may enter into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate.

Notes to Financial Statements 37

Notes to Financial Statements (unaudited) (continued)

These contracts are marked-to-market daily and the related appreciation or depreciation of the contract is presented in the Statements of Assets and Liabilities. Net realized gains and losses on foreign currency transactions represent disposition of foreign currencies, and the difference between the amount recorded at the time of the transaction and the U.S. dollar amount actually received. Any realized gain or loss incurred by the Funds due to foreign currency translation is included in the Statements of Operations. The Funds did not enter into any forward foreign currency contracts during the period ended March 31, 2007.

Futures Contracts

The Funds may invest in financial futures contracts for the purpose of hedging their existing securities or securities they intend to purchase against fluctuations in fair value caused by changes in prevailing markets. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets. The Funds held no financial futures contracts during the period ended March 31, 2007.

Options Transactions

Each Fund may write call and put options on any security in which it may invest. When a Fund writes a put or call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, the Fund has no control over whether the underlying securities are subsequently

38 Notes to Financial Statements

sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Each Fund may also purchase put and call options on any security in which it may invest. When a Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s Statement of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. The Funds did not enter into any option transactions during the period ended March 31, 2007.

Securities Lending

The Funds may lend their portfolio securities. The advantage of lending portfolio securities is that the Fund continues to have the benefits (and risks) of ownership of the loaned securities, while at the same time receiving compensation from the borrower of the securities. The primary risk in lending portfolio securities is that a borrower may fail to return a portfolio security. The Funds did not enter into any lending of portfolio securities during the period ended March 31, 2007.

Income Taxes

The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes, or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

Dividends received by shareholders of the Funds which are derived from foreign source income and foreign taxes paid by the Funds are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Funds. Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Notes to Financial Statements 39

Notes to Financial Statements (unaudited) (continued)

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Funds distribute net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryovers. The ICON Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has recently begun to evaluate the application of the Interpretation to the Funds, and is not in a position at this time to evaluate the significance of its impact, if any, on the Funds’ financial statements.

Investment Income

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Investment Transactions

Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security

40 Notes to Financial Statements

transactions are accounted for on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Allocation of Income and Expenses

Each class of a Fund’s shares bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses, based upon relative net assets of each class. Expenses which cannot be directly attributed to a specific Fund in the Trust are apportioned between all Funds based upon relative net assets. In calculating the net asset value of the shares in the various classes of the Funds, investment income, realized and unrealized gains and losses and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets.

2. Fees and Other Transactions with Affiliates

Investment Advisory Fees

ICON Advisers, Inc. (“ICON”) serves as the investment adviser to the Funds and is responsible for managing the Funds’ portfolios of securities. ICON receives a monthly management fee that is computed daily at an annual rate of 1.00% of each Fund’s average daily net assets.

ICON has contractually agreed to limit its investment advisory fee and/or reimburse certain of the Funds’ operating expenses (exclusive of brokerage, interest, taxes, and extraordinary expenses) to the extent necessary to ensure that the Funds’ operating expenses do not exceed the following amounts:

	Class S	Class I	Class C	Class Z	Class A

ICON Asia-Pacific Region Fund	-	N/A	N/A	N/A	1.80%
ICON Europe Fund	-	N/A	N/A	N/A	1.80%
ICON International Equity Fund	N/A	1.80%	2.55%	1.55%	1.80%

The expense limitations will continue in effect until at least January 29, 2016. To the extent ICON reimburses or absorbs fees and expenses, it may seek payment of such amounts for up to three years after the expenses were reimbursed or absorbed. A Fund will make no such payment, however, if the total Fund operating expenses exceed the expense limits in effect at the time the expenses were reimbursed or at the time these payments are proposed.

Notes to Financial Statements 41

Notes to Financial Statements (unaudited) (continued)

As of March 31, 2007 the following amounts were still available for recoupment by ICON based upon their potential expiration dates:

	2008	2009	2010

ICON Asia-Pacific Region Fund	$-	$722	$783
ICON Europe Fund	-	709	491
ICON International Equity Fund	-	13,863	8,718

Transfer Agent, Custody and Accounting Fees

BISYS Fund Services Ohio, Inc. (“BISYS”) is the Fund Accounting Agent for the Funds. For its services, the Trust pays BISYS 0.03% on the first $1.75 billion of net assets, 0.0175% on net assets over $1.75 billion and up to $5 billion, and 0.01% on net assets in excess of $5 billion.

Brown Brothers Harriman (“BBH”) is the custodian of the Trust’s investments. For domestic custody services, the Trust pays BBH 0.0065% on the first $50 million of average net assets and 0.0050% on domestic assets above $50 million, plus certain transaction charges. For foreign custody services, the Trust pays BBH 0.03% on foreign assets plus certain transaction charges.

Boston Financial Data Services, Inc. (“BFDS”) is the Trust’s transfer agent. For these services, the Trust pays an account fee of $13.25 per open account, $7.00 per networked account, $1.80 per closed account, plus certain other transaction and cusip charges.

Transfer agent earnings credits are credits received for interest which is a result from overnight balances used by the transfer agent, BFDS, for clearing shareholder transactions. During the period ended March 31, 2007, the Funds received transfer agent earnings credits which are included on the Statement of Operations.

Administrative Services

The Trust has entered into an administrative services agreement with ICON pursuant to which ICON oversees the administration of the Trust’s business and affairs. As of January 31, 2006, this agreement provides for an annual fee of 0.05% on the Funds’ first $1.5 billion of average daily net assets, 0.045% on the next $1.5 billion of average daily net assets, 0.040% on the next $2 billion of average daily net assets and 0.030% on average daily net assets over $5 billion. Prior to that date, this agreement provided for an annual fee to ICON of 0.05% on the Funds’ first $1.5 billion of average daily net assets and 0.045% on average daily net assets in excess of $1.5 billion.

42 Notes to Financial Statements

The administrative services agreement provides that ICON will not be liable for any error of judgment, mistake of law, or any loss suffered by the Trust in connection with matters to which the administrative services agreement relates, except for a loss resulting from willful misfeasance, bad faith or negligence by ICON in the performance of its duties.

ICON has entered into a sub-administration agreement with BISYS pursuant to which BISYS assists ICON with the administration and business affairs of the Trust. For its services, ICON pays BISYS at an annual rate of 0.025% on the first $1.75 billion of Trust assets and 0.015% on assets above $1.75 billion.

Distribution Fees

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (“12b-1 Plan”) under which the Funds are authorized to compensate the Funds’ distributor, ICON Distributors, Inc. (“IDI”) (an affiliate of the adviser) for the sale and distribution of shares. Under the 12b-1 Plan, Class I and Class A shareholders of the International Equity Fund and Class A shareholders of the Asia-Pacific Region Fund and Europe Fund pay an annual 12b-1 and service fee of 0.25% of average daily net assets. The Class C shareholders of the International Equity Fund pay an annual 12b-1 and service fee of 1.00% of average daily net assets.

Related Parties

Certain Officers and Directors of ICON are also Officers and Trustees of the Funds; however, such Officers and Trustees (with the exception of the Chief Compliance Officer, “CCO”) receive no compensation from the Funds. The CCO’s salary is paid 90% by the Funds and 10% by the Adviser. For the period ended March 31, 2007, the total related amounts paid by the Trust under this agreement are included in Other Expenses on the Statement of Operations.

Some of the 12b-1 amounts received by IDI, discussed in the Distribution Fees section above, have been used to offset various Shareholder servicing costs incurred by ICON. For the period ended March 31, 2007, the amount was $13,504.

3. Line of Credit

The Funds have entered into Lines of Credit agreements with BBH. The maximum borrowing is limited to the lesser of $50 million or 25% of the net

Notes to Financial Statements 43

Notes to Financial Statements (unaudited) (continued)

asset value in the Fund subject to a maximum borrowing limit by the Trust of $150 million. Interest is charged at LIBOR plus 2.00% which was 7.32% at March 31, 2007. The average interest rate charged for the period ended March 31, 2007 was 6.57%.

Average Borrowing
(10/1/06 - 3/31/07)

ICON Asia-Pacific Region Fund**	$2,729,737
ICON Europe Fund**	5,658,558
ICON International Equity Fund**	493,932

**Fund had outstanding borrowings as of March 31, 2007.

4. Federal Income Tax

Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles that are generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferrals of wash losses, foreign currency transactions, net investment losses, and capital loss carryforwards.

The tax components of capital shown in the following tables represent losses or deductions the Funds may be able to offset against income and gains recognized in future years and post October loss deferrals. The accumulated losses noted in the following tables represent net capital loss carryforwards as of September 30, 2006 that may be available to offset future realized capital gains and thereby reduce future taxable income distributions.

	Amount	Expiration Date

ICON Asia-Pacific Region Fund	$1,351,390	September 30, 2007
	3,254,268	September 30, 2009
	1,330,946	September 30, 2010
	952,529	September 30, 2011

During the year ended September 30, 2006 the ICON Asia-Pacific Region Fund utilized capital loss carryforwards of $898,474. For the year ended September 30, 2006, the ICON Asia-Pacific Region Fund will elect to defer post October currency losses of $569,787.

The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal tax purposes as of March 31, 2007, are noted as follows. Unrealized appreciation

44 Notes to Financial Statements

/(depreciation) in the table below exclude appreciation/(depreciation) on foreign currency transactions.

		Unrealized	Unrealized	Net Appreciation
Fund	Cost	Appreciation	(Depreciation)	(Depreciation)

ICON Asia-Pacific Region Fund	$127,600,565	$21,072,458	$(1,825,374)	$19,247,084
ICON Europe Fund	133,471,208	19,574,239	(1,027,049)	18,547,190
ICON International Equity Fund	145,408,856	20,888,210	(1,188,394)	19,699,816

Notes to Financial Statements 45

Other Information (unaudited)

Portfolio Holdings

A list of each ICON Fund’s Top 10 holdings is available at www.iconadvisers.com on or about 15 days following each month end. Each ICON Fund also files a complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The ICON Funds’ Forms N-Q are available at www.sec.gov or may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

A summarized description of the policies and procedures the ICON Funds use to vote proxies is available free of charge at www.iconadvisers.com or by calling 1-800-764-0442.

Information about how the ICON Funds voted proxies related to each Fund’s portfolio securities during the 12-month period ended June 30 is available free of charge at www.iconadvisers.com or on the SEC’s website at www.sec.gov.

For More Information

This report is for the general information of the Funds’ shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. You may obtain a copy of the prospectus, which contains information about the investment objectives, risks, charges, expenses, and share classes of each ICON Fund, by visiting www.iconadvisers.com or by calling 1-800-764-0442. Please read the prospectus carefully before investing.

ICON Distributors, Inc., Distributor

46 Other Information

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For more information about the ICON Funds, contact us:

By Telephone	1-800-764-0442

By Mail	ICON Funds P.O. Box 55452 Boston, MA 02205-8165

In Person	ICON Funds 5299 DTC Boulevard, 12th Floor Greenwood Village, CO 80111

On the Internet	www.iconadvisers.com

By E-Mail	info@iconadvisers.com

1-800-764-0442
www.iconadvisers.com
FSANN-INT (03-07)

2007 Semiannual Report
ICON Sector Funds
Investment Update

March 31, 2007
(Unaudited)

ICON Consumer Discretionary Fund
ICON Energy Fund
ICON Financial Fund
ICON Healthcare Fund
ICON Industrials Fund
ICON Information Technology Fund
ICON Leisure and Consumer Staples Fund
ICON Materials Fund
ICON Telecommunication & Utilities Fund

About this Report (Unaudited)	2

Message from ICON Funds (Unaudited)	4

Schedules of Investments (Unaudited)	7
ICON Consumer Discretionary Fund	7
ICON Energy Fund	10
ICON Financial Fund	13
ICON Healthcare Fund	16
ICON Industrials Fund	19
ICON Information Technology Fund	23
ICON Leisure and Consumer Staples Fund	26
ICON Materials Fund	29
ICON Telecommunication & Utilities Fund	32

Six Month Hypothetical Expense Example (Unaudited)	36

Financial Statements (Unaudited)	38

Financial Highlights (Unaudited)	48

Notes to Financial Statements (Unaudited)	54

Other Information (Unaudited)	65

About This Report (unaudited)

Historical Returns

All total returns mentioned in this report account for the change in a Fund’s per-share price and the reinvestment of any dividends, capital gain distributions, and tax return of capital. If your account is set up to receive Fund distributions in cash rather than to reinvest them, your actual return may differ from these figures. The Funds’ performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Fund results shown, unless otherwise indicated, are at net asset value.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance results represent past performance, and current performance may be higher or lower. Please call 1-800-764-0442 or visit www.iconadvisers.com for performance results current to the most recent month-end.

Portfolio Data

This report reflects ICON’s views, opinions, and portfolio holdings as of March 31, 2007, the end of the reporting period. The information is not a complete analysis of every aspect of any sector, industry, security, or the Funds.

Opinions and forecasts regarding industries, companies and/or themes, and portfolio composition and holdings, are subject to change at any time based on market and other conditions, and should not be construed as a recommendation of any specific security. Each Fund’s holdings as of March 31, 2007 are included in each Fund’s Schedule of Investments.

While ICON’s quantitative investment methodology primarily considers financial data, various company factors may impact a stock’s performance, and therefore, Fund performance. The ICON system relies on the integrity of financial statements released to the market as part of our analysis.

This Report contains statements regarding industry or sector themes, new market themes, investment outlook, relative strength, value-to-price ratios, and portfolio managers’ expectations, beliefs, goals and the like that are based on current expectations, recent individual stock performance relative to current market prices, estimates of company values and other information supplied to the market by the companies we follow. Words such as “expects,” “suggests,” “anticipates,” “targets,” “goals,” “value,” “estimates,” variations of such words and similar expressions are intended

2 About This Report

to identify forward looking statements, which are not statements of historical fact. Forward looking statements are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to assess. These risks and uncertainties are based on a number of important factors, including, among others: stock price fluctuations; the integrity and accuracy of historical and projected financial and other information supplied by companies to the public; interest rates; future earnings growth rates, and other factors beyond the control of our portfolio managers. Therefore, actual outcome may differ materially from what is expressed in such forward looking statements.

There are risks associated with mutual fund investing, including the loss of principal. The likelihood of loss may be greater if you invest for a shorter period of time. There is no assurance that the investment process will consistently lead to successful results. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment. Investments in foreign securities may entail unique risks, including political, market and currency risks. The prospectus contains this and other information about the Funds and is available by visiting www.iconadvisers.com or calling 1-800-764-0442. Please read the prospectus carefully.

About This Report 3

Message from ICON Funds (unaudited)

Dear ICON Shareholder:

The ICON approach is based on the observation and belief that markets experience themes (meaning industry leadership) that typically last one to two years. We use a disciplined approach to look for two traits to identify industries that have the potential to lead the next theme: valuation and relative strength.

We believe industries that are about to lead the market include stocks with prices below our estimate of intrinsic value (indicated by valuation) and also have performed more strongly than the broad market average during the previous six months (indicated by relative strength).

When calculating valuation, we don’t use financial ratios such as price-to-earnings or price-to-book value. Rather, our proprietary valuation equation incorporates historic company earnings, an estimated growth rate for future earnings, the triple-A bond yield, and beta, a measure of risk.

Early in May 2006, when the domestic market appeared to hit a peak, the average value-to-price ratio for the approximately 2,040 domestic stocks in our database was 1.03. Translated, that means that our methodology indicated that stocks were priced about 3% below our estimate of fair value.

Over time, we have found that the best evaluation timeframe for ICON’s value-to-price ratio is about 12 to 13 months into the future. This means that our calculations (all things being equal without any changes in our assumptions), or estimates of company earnings, growth rates, bond yield and beta, indicated that prices would have to advance about 3% during the next year to be considered fairly valued.

Of course, there is always the potential that assumptions will change, including the assumption that growing earnings will increase value and that slowing earnings will decrease value during a normal one-year period. As of March 31, 2007, the Standard & Poor’s Composite 1500 Index, a broad measure of the U.S. stock market, was 10% higher than it was on May 5, 2006, the market low.

Stock prices have since advanced even beyond what our value-to-price ratios would have expected in May-June 2006. Intrinsic value grew, and stock prices have been trying to catch up. In short, it was proper to be invested.

A Volatile Period

While it was prudent to be invested in equities during the last six months, the period was unpleasant. The market experienced a brief, but sharp

4 Message From ICON Funds

five-week drop from a peak in early May 2006 through mid-June 2006. As sell-offs usually do, this decline scared many investors out of the market, and those on the sidelines have not participated in the subsequent recovery. With valuation as our guide, with our valuations’ best evaluation period being one year forward, and making no attempt to “time” or guess one-month moves, we rode through the volatility.

In early 2006, the ICON Funds were primarily invested in small and mid-sized companies in cyclical, economically sensitive industries as our valuation and relative strength metrics pointed to. Some industries were commodity-based. For example, the ICON Diversified Funds were overweighted in the Industrials and Materials sectors. These stocks got hit the worst during the quick drop in the summer of 2006.

Then suddenly, a new theme appeared for the final five months of 2006. It was a “recession-proof” theme led by mature companies with steady earnings. Most of these companies have revenues that are not dependent upon the ups and downs of the economy. We could only infer from the decline in cyclical stocks and the immediate, subsequent advance in recession-proof stocks that investors were expecting a recession.

As the relative strength component of the recession-proof stocks kicked in, we heavily rotated in August and September 2006 toward that theme. Guided by our system, that rotation took about six weeks.

There has not been a recession, and investors have abandoned recession-proof stocks. Year-to-date in 2007, the best-performing sector index is Materials. Investors have shifted their preference back to some cyclical industries.

Emotions Have Driven Sell-Offs

The emotional sell-off of the summer of 2006 is reminiscent of other times the market has experienced quick drops. In August 1998, the market dropped about 15% as investors feared that the recession in Asia would spread to Europe and then the United States. It never happened. The U.S. market snapped back and resumed its upward course.

Similarly, with the invasion of Kuwait in 1990, the market sold off but came back once investors realized that the war had no impact on the economy and corporate earnings.

A more recent example is the market’s sharp drop in response to the terrorist attacks in September 2001. Investors immediately sold stocks in a panic, but prices quickly came back as investors realized that, as horrible as the World Trade Center and Pentagon attacks were, they had less net effect on the economy than originally anticipated.

Message From ICON Funds 5

Quick, emotion-based sell-offs and rapid, short-lived theme changes do occur but are not the norm in our experience. These scenarios can be difficult for ICON’s quantitative system to handle since it is better suited for one- to two-year themes. Just as in 1990, 1998, and 2001, we stayed true to our system during the past six months, looking for industries with the combination of value and relative strength.

Finding Undervalued Industries

As 2007 has unfolded, attractive industries with those two traits are plentiful in our estimation. Based on our measure of value and relative strength, we expect the market to resume its upward path, and we believe the turbulence of late second quarter and early third quarters of 2006 will be viewed as further examples of irrational, temporary setbacks.

At ICON, we utilize a quantitative approach to eliminate emotions and guessing. Over the long run, value grows as corporate earnings grow, and in our experience, prices try to keep up with value. News events interfere with and alter the path that prices take. Investors react to news, sometimes incorrectly, as we saw last summer. That is all part of the territory that goes along with investing in publicly traded equities.

Thank you for the opportunity to guide your investments. We appreciate your commitment to the ICON Funds.

Yours truly,

Craig T. Callahan, DBA
Chairman of the Board of Trustees and President of the Adviser

6 Message From ICON Funds

ICON Consumer Discretionary Fund
Schedule of Investments
March 31, 2007 (unaudited)

Shares		Value

Common Stocks (99.9%)
43,100	Abercrombie & Fitch Co.	$3,261,808
76,300	Advance Auto Parts, Inc.	2,941,365
40,300	AutoZone, Inc.(a)	5,164,042
63,700	Bed Bath & Beyond, Inc.(a)	2,558,829
51,500	Best Buy Co., Inc.	2,509,080
137,000	Big 5 Sporting Goods Corp.	3,551,040
39,900	BorgWarner, Inc.	3,009,258
57,100	Chico’s FAS, Inc.(a)	1,394,953
21,900	Coach, Inc.(a)	1,096,095
301,500	Comcast Corp. - Class A(a)	7,823,925
39,100	Crocs, Inc.(a)	1,847,475
22,400	DaimlerChrysler AG - ADR	1,832,544
8,800	Dick’s Sporting Goods, Inc.(a)	512,688
41,500	Dollar Tree Stores, Inc.(a)	1,586,960
78,400	Drew Industries, Inc.(a)	2,248,512
46,100	eBay, Inc.(a)	1,528,215
28,900	EchoStar Communications Corp. - Class A(a)	1,255,127
27,100	Family Dollar Stores, Inc.	802,702
13,600	Federated Department Stores, Inc.	612,680
8,600	Fomento Economico Mexicano, S.A. de C.V. - ADR	949,354
29,000	GameStop Corp. - Class A(a)	944,530
50,400	Gildan Activewear, Inc. - Class A(a)	2,966,040
87,600	Honda Motor Co., Ltd. - ADR	$3,054,612
52,300	J.C. Penney Co., Inc.	4,296,968
66,000	Jarden Corp.(a)	2,527,800
58,400	Johnson Controls, Inc.	5,525,808
77,100	Jos. A. Bank Clothiers, Inc.(a)	2,725,485
76,300	Kohl’s Corp.(a)	5,845,343
18,800	Liz Claiborne, Inc.	805,580
213,800	Lowe’s Cos., Inc.	6,732,562
28,200	Men’s Wearhouse	1,326,810
57,100	Monaco Coach Corp.	909,603
74,900	Nike, Inc. - Class B	7,958,874
79,400	O’Reilly Automotive, Inc.(a)	2,628,140
98,600	PetSmart, Inc.	3,249,856
32,400	RadioShack Corp.	875,772
109,600	Ross Stores, Inc.	3,770,240
41,900	Stage Stores, Inc.	976,689
128,850	Staples, Inc.	3,329,484
19,900	Steinway Musical Instruments, Inc.	642,173
198,200	Stride Rite Corp.	3,050,298
129,800	Superior Industries International, Inc.	2,703,734
157,800	Target Corp.	9,351,228
70,200	Tenneco, Inc.(a)	1,787,292
110,600	The DIRECTV Group, Inc.(a)	2,551,542
268,000	The Home Depot, Inc.	9,846,320
28,400	The Stanley Works	1,572,224
62,600	The Walt Disney Co.	2,155,318
194,000	Time Warner, Inc.	3,825,680
91,600	TJX Cos., Inc.	2,469,536

Schedule of Investments 7

Shares		Value

36,500	Toyota Motor Corp. - ADR	$4,677,840
140,400	Tuesday Morning Corp.	2,083,536
45,400	Urban Outfitters, Inc.(a)	1,203,554
63,000	Viacom, Inc. - Class B(a)	2,589,930
13,800	Whirlpool Corp.	1,171,758
47,500	Winnebago Industries, Inc.	$1,597,425

Total Investments (Cost $147,022,115) 99.9%		160,216,236
Other Assets Less Liabilities 0.1%		114,767

Net Assets 100.0%		$160,331,003

The accompanying notes are an integral part of the financial statements.

(a)	Non-income producing security.

ADR	American Depositary Receipt

8 Schedule of Investments

Industry Composition
March 31, 2007

Apparel Retail	10.8%
Home Improvement Retail	10.4%
Auto Parts & Equipment	9.5%
General Merchandise Stores	8.6%
Footwear	8.0%
Automobile Manufacturers	7.5%
Broadcast & Cable TV	7.2%
Department Stores	6.8%
Automotive Retail	6.7%
Specialty Stores	6.6%
Movies & Entertainment	5.3%
Apparel Accessories & Luxury Goods	3.0%
Computer & Electronics Retail	2.7%
Household Appliances	1.7%
Home Furnishing Retail	1.6%
Housewares & Specialties	1.6%
Internet Software Services	0.9%
Soft Drinks	0.6%
Leisure Products	0.4%

Percentages are based upon net assets.

Schedule of Investments 9

ICON Energy Fund
Schedule of Investments
March 31, 2007 (unaudited)

Shares		Value

Common Stocks (98.9%)
250,000	Acergy S.A. - ADR(a)	$5,322,500
150,000	Anadarko Petroleum Corp.	6,447,000
100,000	Apache Corp.	7,070,000
375,000	Atwood Oceanics, Inc.(a)	22,008,750
375,000	Cameron International Corp.(a)	23,546,250
400,000	Chesapeake Energy Corp.	12,352,000
300,000	Chevron Corp.	22,188,000
250,000	China Petroleum and Chemical Corp. - ADR	21,120,000
100,000	CNOOC, Ltd. - ADR	8,763,000
200,000	Comstock Resources, Inc.(a)	5,476,000
150,000	ConocoPhillips	10,252,500
250,000	Diamond Offshore Drilling, Inc.	20,237,500
175,000	Dril-Quip, Inc.(a)	7,574,000
300,000	El Paso Corp.	4,341,000
300,000	ENSCO International, Inc.	16,320,000
175,000	FMC Technologies, Inc.(a)	12,208,000
100,000	General Maritime Corp.	2,888,000
125,000	GlobalSantaFe Corp.	7,710,000
550,000	Grant Prideco, Inc.(a)	27,412,000
400,000	Helmerich & Payne, Inc.	12,136,000
75,000	Knightsbridge Tankers, Ltd.	$2,092,500
175,000	Lufkin Industries, Inc.	9,831,500
275,050	Marathon Oil Corp.	27,183,191
525,000	Nabors Industries, Ltd.(a)	15,576,750
375,000	National Oilwell Varco, Inc.(a)	29,171,250
375,000	Newpark Resources, Inc.(a)	2,643,750
150,000	Noble Corp.	11,802,000
75,000	Nordic American Tanker Shipping, Ltd.	2,718,750
350,000	Oil States International, Inc.(a)	11,231,500
550,000	Parker Drilling Co.(a)	5,164,500
175,000	PetroChina Co., Ltd. - ADR	20,490,750
175,000	Petroleo Brasileiro S.A. - ADR	17,414,250
400,000	Pride International, Inc.(a)	12,040,000
575,000	Range Resources Corp.	19,205,000
350,000	Rowan Cos., Inc.	11,364,500
125,000	Royal Dutch Shell PLC - Class A - ADR	8,287,500
25,000	Schlumberger, Ltd.	1,727,500
100,000	Ship Finance International, Ltd.	2,743,000
650,000	Superior Energy Services, Inc.(a)	22,405,500

10 Schedule of Investments

Shares		Value

475,000	The Williams Companies, Inc.	$13,518,500
275,000	Tidewater, Inc.	16,109,500
275,000	Transocean, Inc.(a)	22,467,500
100,000	Tsakos Energy Navigation, Ltd.	5,200,000
200,000	Ultra Petroleum Corp.(a)	10,626,000
225,000	Unit Corp.(a)	11,382,750
50,000	W&T Offshore, Inc.	1,446,500
225,000	W-H Energy Services, Inc.(a)	10,516,500
399,998	Weatherford International, Ltd.(a)	18,039,910
400,033	XTO Energy, Inc.	21,925,809

Total Common Stocks (Cost $386,470,382)		619,699,160

Short-Term Investments (1.1%)
$7,020,917	Brown Brothers Harriman Time Deposit, 4.69%, 04/02/07#	$7,020,917

Total Short-Term Investments (Cost $7,020,917)		7,020,917

Total Investments 100.0% (Cost $393,491,299)		626,720,077
Other Assets Less Liabilities 0.0%		22,839

Net Assets 100.0%		$626,742,916

The accompanying notes are an integral part of the financial statements.

(a)	Non-income producing security.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of March 31, 2007.

ADR	American Depositary Receipt

Schedule of Investments 11

Industry Composition
March 31, 2007

Oil & Gas Equipment & Services	31.6%
Oil & Gas Drilling	26.8%
Integrated Oil & Gas	20.3%
Oil & Gas Exploration & Production	14.9%
Oil & Gas Storage & Transportation	5.3%

Percentages are based upon net assets.

12 Schedule of Investments

ICON Financial Fund
Schedule of Investments
March 31, 2007 (unaudited)

Shares		Value

Common Stocks (97.5%)
38,800	A.G. Edwards, Inc.	$2,684,184
130,200	Aflac, Inc.	6,127,212
33,800	Ambac Financial Group, Inc.	2,919,982
126,200	American Capital Strategies, Ltd.	5,591,922
63,300	American Express Co.	3,570,120
204,900	American International Group, Inc.	13,773,378
84,200	Ameriprise Financial, Inc.	4,811,188
114,500	Aon Corp.	4,346,420
210,200	Banco Bilbao Vizcaya Argentaria, S.A. - ADR	5,160,410
358,300	Banco Santander Central Hispano SA - ADR	6,388,489
142,400	Bank of America Corp.	7,265,248
61,800	Bank of Ireland - ADR	5,345,700
71,900	BNP Paribas - ADR	3,753,180
76,300	Cash America International, Inc.	3,128,300
116,900	CB Richard Ellis Group, Inc. - Class A(a)	3,995,642
19,300	Chicago Mercantile Exchange	10,276,478
168,700	CIT Group, Inc.	8,927,604
156,500	Citigroup, Inc.	8,034,710
71,700	Credicorp Ltd.	3,493,941
173,600	Credit Suisse Group - ADR	12,469,688
86,600	Deutsche Bank AG - ADR	11,651,164
94,900	EZCORP, Inc.(a)	1,397,877
254,100	Fidelity National Financial, Inc.	$6,100,941
69,000	Franklin Resources, Inc.	8,337,270
99,100	Genworth Financial, Inc. - Class A	3,462,554
114,100	Horace Mann Educators Corp.	2,344,755
87,900	ICICI Bank, Ltd. - ADR	3,230,325
89,600	ING Group N.V. - ADR	3,792,768
23,900	iStar Financial, Inc.	1,119,237
362,900	JPMorgan Chase & Co.	17,557,102
98,300	Lehman Brothers Holding, Inc.	6,887,881
77,500	Lincoln National Corp.	5,253,725
138,100	Loews Corp.	6,273,883
7,100	Markel Corp.(a)	3,442,293
94,200	Mastercard, Inc. - Class A	10,007,808
190,700	MCG Capital Corp.	3,577,532
85,200	Merrill Lynch & Co., Inc.	6,958,284
147,400	MetLife, Inc.	9,308,310
189,100	Morgan Stanley	14,893,516
167,400	National Financial Partners Corp.	7,852,734
151,600	Philadelphia Consolidated Holding Corp.(a)	6,668,884
63,525	Portfolio Recovery Associates Inc.(a)	2,836,391
84,400	Prudential Financial, Inc.	7,617,944
23,700	Redwood Trust, Inc.	1,236,666
117,900	StanCorp Financial Group, Inc.	5,797,143
43,200	State Street Corp.	2,797,200

Schedule of Investments 13

Shares		Value

87,400	The Allstate Corp.	$5,249,244
38,100	The Bear Stearns Cos., Inc.	5,728,335
237,300	The Charles Schwab Corp.	4,340,217
88,300	The Goldman Sachs Group, Inc.	18,245,429
91,100	Travelers Cos., Inc.	4,716,247
121,200	UBS AG - ADR	$7,202,916
146,100	US Bancorp	5,109,117
89,500	Wells Fargo & Co.	3,081,485

Total Investments (Cost $298,354,544) 97.5%		336,140,973
Other Assets Less Liabilities 2.5%		8,509,244

Net Assets 100.0%		$344,650,217

The accompanying notes are an integral part of the financial statements.

(a)	Non-income producing security.

ADR	American Depositary Receipt

14 Schedule of Investments

Industry Composition
March 31, 2007

Investment Banking & Brokerage	17.3%
Other Diversified Financial Services	10.6%
Diversified Banks	10.3%
Life & Health Insurance	9.9%
Diversified Capital Markets	9.1%
Property & Casualty Insurance	8.4%
Multi-Line Insurance	7.5%
Asset Management & Custody Banks	7.3%
Specialized Finance	6.4%
Insurance Brokers	3.5%
Data Processing & Outsourced Services	2.9%
Consumer Finance	2.4%
Real Estate Management & Development	1.2%
Mortgage Reits	0.7%

Percentages are based upon net assets.

Schedule of Investments 15

ICON Healthcare Fund
Schedule of Investments
March 31, 2007 (unaudited)

Shares		Value

Common Stocks (96.2%)
100,000	Aetna, Inc.	$4,379,000
133,334	Amedisys, Inc.(a)	4,324,022
450,000	AmerisourceBergen Corp.	23,737,500
200,000	Amgen, Inc.(a)	11,176,000
100,000	AMN Healthcare Services, Inc.(a)	2,262,000
100,000	AstraZeneca PLC - ADR	5,365,000
250,000	Barr Pharmaceuticals, Inc.(a)	11,587,500
100,000	Biogen Idec, Inc.(a)	4,438,000
200,000	Biovail Corp. - ADR	4,372,000
150,000	Cambrex Corp.	3,690,000
400,000	Celgene Corp.(a)	20,984,000
125,000	CIGNA Corp.	17,832,500
150,000	Community Health Systems, Inc.(a)	5,287,500
125,000	Coventry Health Care, Inc.(a)	7,006,250
125,000	DaVita, Inc.(a)	6,665,000
250,000	Dr. Reddy’s Laboratories, Ltd. - ADR	4,115,000
350,000	Eli Lilly & Co.	18,798,500
325,000	Forest Laboratories, Inc.(a)	16,718,000
60,000	Genentech, Inc.(a)	4,927,200
175,000	Genzyme Corp.(a)	10,503,500
150,000	Gilead Sciences, Inc.(a)	11,475,000
100,000	Henry Schein, Inc.(a)	5,518,000
200,000	Humana, Inc.(a)	$11,604,000
200,000	Immucor, Inc.(a)	5,886,000
425,000	Johnson & Johnson, Inc.	25,610,500
325,000	K-V Pharmaceutical Co.(a)	8,037,250
475,000	King Pharmaceuticals, Inc.(a)	9,343,250
175,000	LifeCell Corp.(a)	4,369,750
100,000	Lincare Holdings, Inc.(a)	3,665,000
100,000	Manor Care, Inc.	5,436,000
75,000	Matthews International Corp. - Class A	3,052,500
150,000	McKesson HBOC, Inc.	8,781,000
125,000	MedcoHealth Solutions, Inc.(a)	9,066,250
75,000	Medtronic, Inc.	3,679,500
425,000	Merck & Co., Inc.	18,772,250
775,000	Mylan Laboratories, Inc.	16,383,500
50,000	Owens & Minor, Inc.	1,836,500
550,000	Pfizer, Inc.	13,893,000
100,000	Possis Medical, Inc.(a)	1,301,000
300,000	PSS World Medical, Inc.(a)	6,342,000
150,000	Psychiatric Solutions, Inc.(a)	6,046,500
100,000	Quest Diagnostics, Inc.	4,987,000
180,000	ResMed, Inc.(a)	9,066,600
200,000	Respironics, Inc.(a)	8,398,000

16 Schedule of Investments

Shares		Value

150,000	Schering-Plough Corp.	$3,826,500
150,000	Sciele Pharma, Inc.(a)	3,552,000
125,000	St. Jude Medical, Inc.(a)	4,701,250
275,000	Stryker Corp.	18,238,000
104,500	Syneron Medical, Ltd.	2,826,725
150,000	Teva Pharmaceutical Industries, Ltd. - ADR	5,614,500
325,000	Thermo Electron Corp.(a)	15,193,750
250,000	UnitedHealth Group, Inc.	13,242,500
100,000	Universal Health Services, Inc. - Class B	5,726,000
125,000	WellPoint, Inc.(a)	$10,137,500
200,000	Wyeth	10,006,000
200,000	Zimmer Holdings, Inc.(a)	17,082,000

Total Common Stocks (Cost $426,676,383)		500,865,547

Short-Term Investments (3.9%)
$20,148,656	Brown Brothers Harriman Time Deposit, 4.69%, 04/02/07#	20,148,656

Total Short-Term Investments (Cost $20,148,656)		20,148,656

Total Investments 100.1% (Cost $446,825,039)		521,014,203
Liabilities Less Other Assets (0.1)%		(313,793)

Net Assets 100.0%		$520,700,410

The accompanying notes are an integral part of the financial statements.

(a)	Non-income producing security.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of March 31, 2007.

ADR	American Depositary Receipt

Schedule of Investments 17

Industry Composition
March 31, 2007

Pharmaceuticals	33.9%
Biotechnology	13.0%
Health Care Equipment	12.5%
Managed Health Care	12.3%
Health Care Distributors	8.9%
Health Care Services	5.9%
Health Care Facilities	4.3%
Life Science Tools & Services	3.6%
Health Care Supplies	1.2%
Specialized Consumer Services	0.6%

Percentages are based upon net assets.

18 Schedule of Investments

ICON Industrials Fund
Schedule of Investments
March 31, 2007 (unaudited)

Shares		Value

Common Stocks (98.1%)
3,000	AAON, Inc.	$78,390
35,000	AAR Corp.(a)	964,600
82,500	ABB, Ltd. - ADR	1,417,350
7,600	Actuant Corp. - Class A	385,776
29,500	Acuity Brands, Inc.	1,605,980
15,000	Aircastle, Ltd.	530,700
7,500	Albany International Corp. - Class A	269,550
5,000	Alexander & Baldwin, Inc.	252,200
12,000	Allied Waste Industries, Inc.(a)	151,080
25,000	American Commercial Lines, Inc.(a)	786,250
12,500	American Standard Cos., Inc.	662,750
15,000	AMETEK, Inc.	518,100
5,200	AMR Corp.(a)	158,340
5,000	Apogee Enterprises, Inc.	100,200
11,000	Astec Industries, Inc.(a)	442,750
35,000	Baldor Electric Co.	1,320,900
20,000	Ball Corp.	917,000
12,800	Barnes Group, Inc.	294,528
22,500	Barrett Business Services, Inc.	518,625
29,500	Belden CDT, Inc.	1,580,905
25,000	Burlington Northern Santa Fe Corp.	2,010,750
11,100	Canadian National Railway Co. - ADR	$489,954
18,500	Canadian Pacific Railway, Ltd. - ADR	1,044,325
42,500	Caterpillar, Inc.	2,848,775
18,700	CDI Corp.	540,804
20,000	Ceradyne, Inc.(a)	1,094,800
7,500	Cintas Corp.	270,750
5,000	Clean Harbors, Inc.(a)	226,100
6,000	Consolidated Graphics, Inc.(a)	444,300
5,000	Copart, Inc.(a)	140,050
2,500	Corrections Corp. of America(a)	132,025
10,000	CRA International, Inc.(a)	521,800
31,500	CSX Corp.	1,261,575
5,000	Cummins, Inc.	723,600
27,500	Curtiss-Wright Corp.	1,059,850
10,100	Danaher Corp.	721,645
10,000	Deere & Co.	1,086,400
10,000	Diana Shipping, Inc.	176,100
7,700	Dover Corp.	375,837
5,000	DRS Technologies, Inc.	260,850
30,000	DryShips, Inc.	675,900
19,000	Dun & Bradstreet Corp.	1,732,800
7,600	Eaton Corp.	635,056
20,000	Emerson Electric Co.	861,800

Schedule of Investments 19

Shares		Value

10,200	EnPro Industries, Inc.(a)	$367,710
10,000	Euroseas, Ltd.	99,900
50,000	Excel Maritime Carriers, Ltd.(a)	861,500
9,000	FedEx Corp.	966,870
21,600	Franklin Electric Co., Inc.	1,004,400
15,000	FTI Consulting, Inc.(a)	503,850
7,400	GATX Corp.	353,720
29,000	Gehl Co.(a)	736,020
18,000	Genco Shipping & Trading, Ltd.	572,040
7,200	General Cable Corp.(a)	384,696
23,800	General Dynamics Corp.	1,818,320
200,000	General Electric Co.	7,072,000
11,500	Genlyte Group, Inc.(a)	811,325
18,000	Greenbrier Cos., Inc.	480,600
66,000	Healthcare Services Group, Inc.	1,890,900
10,000	HEICO Corp.	364,900
11,600	Herman Miller, Inc.	388,484
20,000	Honeywell International, Inc.	921,200
22,000	Hub Group, Inc. - Class A(a)	637,780
14,000	Hubbell, Inc. - Class B	675,360
11,500	IDEX Corp.	585,120
15,000	II-VI, Inc.(a)	507,750
10,000	Illinois Tool Works, Inc.	516,000
25,300	Ingersoll Rand Co., Ltd. - Class A	1,097,261
10,000	JB Hunt Transport Services, Inc.	262,400
12,500	Joy Global, Inc.	$536,250
12,000	Kansas City Southern(a)	426,960
10,100	Kaydon Corp.	429,856
18,700	Kelly Services, Inc. - Class A	602,140
5,100	Kennametal, Inc.	344,811
37,500	Kirby Corp.(a)	1,311,750
10,000	Knight Transportation, Inc.	178,200
10,500	L-3 Communications Holdings, Inc.	918,435
4,000	Lennox International, Inc.	142,800
17,700	Lincoln Electric Holdings, Inc.	1,054,212
27,500	Lockheed Martin Corp.	2,668,050
18,700	Manpower, Inc.	1,379,499
25,000	Masco Corp.	685,000
5,100	Middleby Corp.(a)	672,384
22,500	Moog, Inc. - Class A(a)	937,125
7,400	MSC Industrial Direct Co., Inc. - Class A	345,432
2,500	NCI Building Systems, Inc.(a)	119,350
25,000	Norfolk Southern Corp.	1,265,000
17,500	Northrop Grumman Corp.	1,298,850
10,000	Old Dominion Freight Line, Inc.(a)	288,100
27,500	Pacer International, Inc.	740,850
15,200	Parker Hannifin Corp.	1,311,912
5,000	Precision Castparts Corp.	520,250

20 Schedule of Investments

Shares or Principal Amount		Value

50,000	Quintana Maritime, Ltd.	$688,500
20,000	R.R. Donnelley & Sons Co.	731,800
34,300	Raytheon Co.	1,799,378
25,000	Regal-Beloit Corp.	1,159,500
30,000	Republic Services, Inc.	834,600
4,100	Ryder System, Inc.	202,294
25,000	Seaspan Corp.	669,750
12,500	Siemens AG - ADR	1,340,000
6,000	Simpson Manufacturing Co., Inc.	185,040
14,400	Steelcase, Inc. - Class A	286,416
15,000	Tata Motors, Ltd. - ADR	243,150
10,000	Teledyne Technologies, Inc.(a)	374,400
15,000	Terex Corp.(a)	1,076,400
7,500	Textron, Inc.	673,500
40,000	The Boeing Co.	3,556,400
12,500	The Toro Co.	640,500
10,000	Thomas & Betts Corp.(a)	488,200
20,000	Trinity Industries, Inc.	838,400
15,000	Ultrapetrol (Bahamas), Ltd.	251,700
20,600	Union Pacific Corp.	2,091,930
14,900	United Rentals, Inc.(a)	409,750
20,000	United Technologies Corp.	$1,300,000
25,000	UTi Worldwide, Inc.	614,500
11,900	W.W. Grainger, Inc.	919,156
20,000	Wabtec Corp.	689,800
5,250	Waste Connections, Inc.(a)	157,185
19,500	Waste Management, Inc.	670,995
14,900	Watsco, Inc.	760,943
4,400	WESCO International, Inc.(a)	276,232
10,000	Woodward Governor Co.	411,700
10,000	YRC Worldwide, Inc.(a)	402,200

Total Common Stocks (Cost $89,603,525)		99,093,461

Short-Term Investments (1.9%)
$1,915,657	Brown Brothers Harriman Time Deposit, 4.69%, 04/02/07#	1,915,657

Total Short-Term Investments (Cost $1,915,657)		1,915,657

Total Investments (Cost $91,519,182) 100.0%		101,009,118
Other Assets Less Liabilities 0.0%		48,074

Net Assets 100.0%		$101,057,192

The accompanying notes are an integral part of the financial statements.

(a)	Non-income producing security.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of March 31, 2007.

ADR	American Depositary Receipt

Schedule of Investments 21

Industry Composition
March 31, 2007

Aerospace & Defense	19.6%
Electrical Components & Equipment	11.3%
Construction & Farm Machinery & Heavy Trucks	10.3%
Industrial Conglomerates	9.0%
Industrial Machinery	9.0%
Railroads	8.5%
Marine	6.3%
Diversified Commercial & Professional Services	5.1%
Trading Companies & Distributors	3.5%
Human Resource & Employment Services	3.0%
Air Freight & Logistics	2.9%
Environmental & Facilities Services	2.0%
Building Products	1.9%
Heavy Electrical Equipment	1.4%
Trucking	1.3%
Commercial Printing	1.2%
Metal & Glass Containers	0.9%
Office Services & Supplies	0.7%
Airlines	0.2%

Percentages are based upon net assets.

22 Schedule of Investments

ICON Information Technology Fund
Schedule of Investments
March 31, 2007 (unaudited)

Shares		Value

Common Stocks (100.2%)
17,800	Accenture, Ltd. - Class A	$686,012
39,400	Alliance Data Systems Corp.(a)	2,427,828
145,700	Altera Corp.(a)	2,912,543
55,500	Analog Devices, Inc.	1,914,195
55,400	Anixter International, Inc.(a)	3,653,076
102,200	Apple Computer, Inc.(a)	9,495,402
179,300	Applied Materials, Inc.	3,284,776
87,100	Arrow Electronics, Inc.(a)	3,288,025
63,900	AT&T, Inc.	2,519,577
54,300	AutoDesk, Inc.(a)	2,041,680
154,300	Avnet, Inc.(a)	5,576,402
13,700	Brother Industries, Ltd. - ADR	1,846,075
787,100	Cisco Systems, Inc.(a)	20,094,663
55,700	Cognizant Technology Solutions Corp.(a)	4,916,639
448,700	Dell, Inc.(a)	10,414,327
76,400	Diebold, Inc.	3,645,044
298,400	eBay, Inc.(a)	9,891,960
61,800	Electronic Data Systems Corp.	1,710,624
56,300	Fair Issac Corp.	2,177,684
40,200	Fiserv, Inc.(a)	2,133,012
40,800	Google, Inc. - Class A(a)	18,692,928
76,100	Harris Corp.	3,877,295
328,300	Hewlett-Packard Co.	13,177,962
172,800	Hon Hai Precision Industry Co., Ltd. - GDR	$2,335,151
43,400	Infocrossing, Inc.(a)	645,358
479,900	Intel Corp.	9,180,487
197,700	International Business Machines Corp.	18,635,202
84,600	Intevac, Inc.(a)	2,230,902
74,700	KLA-Tencor Corp.	3,983,004
42,500	Mastercard, Inc. - Class A	4,515,200
56,400	Memc Electronic Materials, Inc.(a)	3,416,712
22,600	MICROS Systems, Inc.(a)	1,220,174
542,100	Microsoft Corp.	15,108,327
104,600	Nokia Corp. - ADR	2,397,432
167,500	ON Semiconductor Corp.(a)	1,494,100
80,400	Open Text Corp.(a)	1,765,584
113,400	Oracle Corp.(a)	2,055,942
66,600	QUALCOMM, Inc.	2,841,156
21,100	SAP AG - ADR	942,115
334,257	Siliconware Precision Industries Co. - ADR	3,279,061
43,200	Standard Microsystems Corp.(a)	1,319,328
323,462	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	3,477,217
27,500	Tessera Technology, Inc.(a)	1,092,850

Schedule of Investments 23

Shares		Value

168,300	Texas Instruments, Inc.	$5,065,830
86,600	The9, Ltd. - ADR(a)	2,921,884
299,800	Xerox Corp.(a)	5,063,622

Total Investments 100.2% (Cost $193,519,993)		225,364,367

Liabilities Less Other Assets (0.2)%		(547,556)

Net Assets 100.0%		$224,816,811

The accompanying notes are an integral part of the financial statements.

(a)	Non-income producing security.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

24 Schedule of Investments

Industry Composition
March 31, 2007

Computer Hardware	24.6%
Internet Software Services	13.5%
Communications Equipment	13.0%
Semiconductors	12.8%
Systems Software	8.1%
Semiconductor Equipment	6.2%
Technology Distributors	5.6%
Data Processing & Outsourced Services	5.1%
Office Electronics	3.1%
IT Consulting & Other Services	2.5%
Application Software	2.3%
Home Entertainment Software	1.3%
Integrated Telecommunication Services	1.1%
Electronic Equipment Manufacturers	1.0%

Percentages are based upon net assets.

Schedule of Investments 25

ICON Leisure and Consumer Staples Fund
Schedule of Investments
March 31, 2007 (unaudited)

Shares		Value

Common Stocks (97.8%)
77,300	Alberto-Culver Co.	$1,768,624
22,900	Altria Group, Inc.	2,010,849
44,500	Archer Daniels Midland Co.	1,633,150
46,700	Brinker International, Inc.	1,527,090
17,200	Buffalo Wild Wings, Inc.(a)	1,095,640
34,100	Bunge, Ltd.	2,803,702
80,400	Cablevision Systems Corp.	2,446,572
37,100	Carnival Corp.	1,738,506
30,400	CBRL Group, Inc.	1,407,520
27,600	Central European Distribution Corp.(a)	803,436
50,700	Clear Channel Communications, Inc.	1,776,528
138,800	Comcast Corp. - Class A(a)	3,601,860
37,600	ConAgra Foods, Inc.	936,616
15,500	CVS Corp.	529,170
25,500	Darden Restaurants, Inc.	1,050,345
25,800	Dean Foods Co.(a)	1,205,892
55,300	EchoStar Communications Corp. - Class A(a)	2,401,679
7,100	Energizer Holdings, Inc.(a)	605,843
10,100	Fomento Economico Mexicano, S.A. de C.V. - ADR	1,114,939
104,830	Global Sources, Ltd.(a)	1,466,572
1,400	Google, Inc. - Class A(a)	641,424
33,800	Grupo Televisa S.A. - ADR	1,007,240
42,600	Hansen Natural Corp.(a)	1,613,688
20,200	Hewlett-Packard Co.	$810,828
29,100	Hilton Hotels Corp.	1,046,436
13,900	International Speedway Corp. - Class A	718,630
57,300	JAKKS Pacific, Inc.(a)	1,369,470
22,000	Kimberly-Clark Corp.	1,506,780
107,300	Koninkljke Ahold N.V. - ADR(a)	1,259,702
42,000	Kroger Co.	1,186,500
74,800	Lee Enterprises, Inc.	2,247,740
28,600	Mattel, Inc.	788,502
48,900	McDonald’s Corp.	2,202,945
28,100	Media General, Inc. - Class A	1,072,296
199,300	Mediacom Communications Corp.(a)	1,622,302
46,500	Meredith Corp.	2,668,635
56,300	Nash Finch Co.	1,940,098
13,500	Nestle S.A. - ADR	1,311,525
141,800	News Corp. - Class A	3,278,416
23,300	Polaris Industries, Inc.	1,117,934
48,700	Procter & Gamble Co.	3,075,892
28,900	Rare Hospitality International, Inc.(a)	869,601
25,000	RC2 Corp.(a)	1,009,750
97,300	Rentrak Corp.(a)	1,520,799
21,300	Royal Caribbean Cruises, Ltd.	898,008
35,700	Safeway, Inc.	1,308,048
51,300	Scholastic Corp.(a)	1,595,430
29,900	Steinway Musical Instruments, Inc.	964,873
19,500	Sysco Corp.	659,685
105,300	The DIRECTV Group, Inc.(a)	2,429,271
104,000	The Walt Disney Co.	3,580,720

26 Schedule of Investments

Shares or Principal Amount		Value

156,600	Time Warner, Inc.	$3,088,152
16,000	USANA Health Sciences, Inc.(a)	749,920
46,800	Viacom, Inc. - Class B(a)	1,923,948
23,600	Wimm-Bill-Dann Foods OJSC - ADR	1,884,696
16,300	Yum! Brands, Inc.	941,488

Total Common Stocks (Cost $77,919,933)		87,835,905

Short-Term Investments (0.1%)
$137,050	Brown Brothers Harriman Time Deposit, 4.69%, 04/02/07#	$137,050

Total Short-Term Investments (Cost $137,050)		137,050

Total Investments (Cost $78,056,983) 97.9%		87,972,955
Other Assets Less Liabilities 2.1%		1,875,527

Net Assets 100.0%		$89,848,482

The accompanying notes are an integral part of the financial statements.

(a)	Non-income producing security.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of March 31, 2007.

ADR	American Depositary Receipt

Schedule of Investments 27

Industry Composition
March 31, 2007

Broadcast & Cable TV	17.0%
Movies & Entertainment	14.9%
Restaurants	10.3%
Publishing	10.1%
Packaged Foods & Meats	5.9%
Household Products	5.8%
Leisure Products	5.8%
Agriculture Products	4.9%
Food Retail	4.2%
Hotels, Resorts & Cruise Lines	4.1%
Food Distributors	3.8%
Soft Drinks	3.0%
Personal Products	2.8%
Tobacco	2.2%
Computer Hardware	0.9%
Leisure Facilities	0.8%
Internet Software Services	0.7%
Drug Retail	0.6%

Percentages are based upon net assets.

28 Schedule of Investments

ICON Materials Fund
Schedule of Investments
March 31, 2007 (unaudited)

Shares		Value

Common Stocks (96.9%)
78,100	Air Products & Chemical, Inc.	$5,770,809
103,000	Albemarle Corp.	4,258,020
70,100	Alcan, Inc. - ADR	3,659,220
153,100	Alcoa, Inc.	5,190,090
22,300	Allegheny Technologies, Inc.	2,379,187
10,900	American Standard Cos., Inc.	577,918
45,000	Arcelor Mittal - Class A	2,380,050
76,000	Ball Corp.	3,484,600
15,200	Barrick Gold Corp. - ADR	433,960
68,900	Bemis Co., Inc.	2,300,571
25,000	BHP Billiton Ltd. - ADR	1,211,250
7,400	Burlington Northern Santa Fe Corp.	595,182
14,800	Carpenter Technology Corp.	1,787,248
18,800	Caterpillar, Inc.	1,260,164
40,400	Companhia Vale do Rio Doce - ADR	1,494,396
45,900	Crown Holdings, Inc.(a)	1,122,714
19,500	Cytec Industries, Inc.	1,096,680
25,000	Dow Chemical Co.	1,146,500
14,700	Dril-Quip, Inc.(a)	636,216
245,000	E.I. du Pont de Nemours and Co.	12,110,350
26,900	Eagle Materials, Inc.	1,200,547
66,200	Ferro Corp.	1,430,582
25,000	FMC Corp.	1,885,750
47,500	Freeport-McMoran Copper & Gold, Inc. - Class B	$3,144,025
20,000	Greif, Inc. - Class A	2,222,200
254,900	Hercules, Inc.(a)	4,980,746
23,700	International Flavors & Fragrances, Inc.	1,119,114
23,400	Joy Global, Inc.	1,003,860
15,500	Lafarge S.A. - ADR	608,995
94,600	Lubrizol Corp.	4,874,738
31,800	Martin Marietta Materials, Inc.	4,299,360
33,900	Monsanto Co.	1,863,144
217,600	Myers Industries, Inc.	4,064,768
8,000	National Oilwell Varco, Inc.(a)	622,320
19,700	Newmont Mining Corp.	827,203
44,800	NN, Inc.	559,552
18,200	Northwest Pipe Co.(a)	724,906
4,100	PotashCorp of Saskatchewan, Inc.	655,713
53,900	PPG Industries, Inc.	3,789,709
109,900	Praxair, Inc.	6,919,304
15,800	Quanex Corp.	669,130
27,400	Reliance Steel & Aluminum Co.	1,326,160
10,400	Rexam PLC - ADR	565,240
219,400	RPM International, Inc.	5,068,140
23,900	RTI International Metals, Inc.(a)	2,175,139
57,200	Sealed Air Corp.	1,807,520

Schedule of Investments 29

Shares or Principal Amount		Value

26,600	Silgan Holdings, Inc.	$1,359,526
25,000	Southern Copper Corp.	1,791,500
33,200	Steel Dynamics, Inc.	1,434,240
26,700	Syngenta AG - ADR	1,015,935
9,800	Terex Corp.(a)	703,248
12,000	Texas Industries, Inc.	906,360
10,700	The Scotts Miracle-Gro Co.	471,121
12,300	Union Pacific Corp.	1,249,065

Total Common Stocks (Cost $101,771,535)		120,233,985

Short-Term Investments (2.6%)
$3,192,903	Brown Brothers Harriman Time Deposit, 4.69%, 04/02/07#	$3,192,903

Total Short-Term Investments (Cost $3,192,903)		3,192,903
Total Investments 99.5% (Cost $104,964,438)		123,426,888
Other Assets Less Liabilities 0.5%		617,393

Net Assets 100.0%		$124,044,281

The accompanying notes are an integral part of the financial statements.

(a)	Non-income producing security.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of March 31, 2007.

ADR	American Depositary Receipt

30 Schedule of Investments

Industry Composition
March 31, 2007

Diversified Chemicals	19.4%
Specialty Chemicals	14.4%
Metal & Glass Containers	10.3%
Steel	10.3%
Industrial Gases	10.2%
Aluminum	7.1%
Diversified Metals & Mining	6.7%
Construction Materials	5.6%
Paper Packaging	3.3%
Fertilizers & Agricultural Chemicals	3.2%
Construction & Farm Machinery & Heavy Trucks	2.4%
Railroads	1.5%
Gold	1.0%
Oil & Gas Equipment & Services	1.0%
Building Products	0.5%

Percentages are based upon net assets.

Schedule of Investments 31

ICON Telecommunication & Utilities Fund
Schedule of Investments
March 31, 2007 (unaudited)

Shares		Value

Common Stocks (97.3%)
10,000	ADC Telecommunications, Inc.(a)	$167,400
8,400	AGL Resources, Inc.	358,848
25,000	Allegheny Energy, Inc.(a)	1,228,500
4,000	Allete, Inc.	186,480
50,806	America Movil S.A.B. de C.V. - ADR	2,428,019
42,500	American Electric Power Co., Inc.	2,071,875
7,500	American States Water Co.	276,525
12,500	Apple Computer, Inc.(a)	1,161,375
550,000	AT&T, Inc.	21,686,500
18,200	Atmos Energy Corp.	569,296
10,075	BCE, Inc. - ADR	284,921
32,000	Belden CDT, Inc.	1,714,880
57,400	BT Group PLC - ADR	3,444,574
7,500	CenterPoint Energy, Inc.	134,550
42,500	Cisco Systems, Inc.(a)	1,085,025
43,250	Comcast Corp. - Class A(a)	1,122,338
4,000	Companhia de Saneamento Basico do Estado de Sao Paulo - ADR	135,160
2,500	Companhia Energetica de Minas Gerais - ADR	121,625
17,000	Consolidated Edison Company of New York, Inc.	$868,020
40,000	Constellation Energy Group	3,478,000
2,000	CPFL Energia S.A. - ADR	84,600
40,000	Dominion Resources, Inc. of Virginia	3,550,800
34,500	Edison International	1,694,985
12,500	El Paso Electric Co.(a)	329,375
10,000	Embarq Corp.	563,500
32,000	Emerson Electric Co.	1,378,880
37,500	Enersis S.A. - ADR	610,875
22,000	Entergy Corp.	2,308,240
13,800	Equitable Resources, Inc.	666,816
80,000	Exelon Corp.	5,496,800
35,300	First Energy Corp.	2,338,272
45,200	FPL Group, Inc.	2,764,884
21,800	France Telecom S.A. - ADR	575,520
33,000	General Cable Corp.(a)	1,763,190
25,000	Hubbell, Inc. - Class B	1,206,000
50,000	II-VI, Inc.(a)	1,692,500
2,500	Integrys Energy Group, Inc.	138,775
6,000	International Power PLC - ADR	471,060
55,000	Koninklijke (Royal) KPN N.V. - ADR	859,650

32 Schedule of Investments

Shares		Value

5,000	Korea Electric Power Corp. - ADR	$100,000
24,500	KT Corp. - ADR	548,555
5,000	Lockheed Martin Corp.	485,100
23,000	MDU Resources Group, Inc.	661,020
11,300	National Grid PLC - ADR	890,553
14,500	Northeast Utilities	475,165
73,500	NRG Energy, Inc.(a)	5,294,940
15,000	NSTAR	526,800
12,000	OGE Energy Corp.	465,600
21,400	Ormat Technologies, Inc.	897,944
81,700	Partner Communications Co., Ltd.	1,209,160
15,000	Pepco Holdings, Inc.	435,300
15,000	PG&E Corp.	724,050
22,800	Philippine Long Distance Telephone Co. - ADR	1,203,840
25,000	PNM Resources, Inc.	807,500
45,500	PPL Corp.	1,860,950
11,000	PT Telekomunikasi Indonesia - ADR	474,540
7,500	Puget Energy, Inc.	192,600
33,000	Questar Corp.	2,943,930
135,000	Qwest Communications International, Inc.(a)	1,213,650
30,000	Sempra Energy	1,830,300
5,500	Siemens AG - ADR	589,600
23,700	Sierra Pacific Resources(a)	$411,906
3,200	South Jersey Industries, Inc.	121,760
82,200	Southern Co.	3,012,630
15,200	Southern Union Co.	461,928
11,000	Southwest Gas Corp.	427,570
19,700	Telecom Italia S.p.A. - ADR	564,602
5,000	Telecomunicacoes de Sao Paulo S.A. - ADR	128,050
44,966	Telefonica S.A. - ADR	2,985,742
37,100	Telefonos de Mexico S.A. de C.V. - ADR	1,239,140
33,900	Telekom Austria AG - ADR	1,709,916
48,400	Telenor ASA - ADR	2,573,428
10,000	Telus Corp.	500,000
50,000	The AES Corp.(a)	1,076,000
28,000	Thomas & Betts Corp.(a)	1,366,960
15,200	UGI Corp.	405,992
7,500	UniSource Energy Corp.	281,625
80,000	Verizon Communications, Inc.	3,033,600
50,000	Vodafone Group PLC - ADR	1,343,000
2,500	Wisconsin Energy Corp.	121,300

Total Common Stocks (Cost $98,349,010)		116,614,879

Schedule of Investments 33

Principal Amount		Value

Short-Term Investments (4.6%)
$5,462,912	Brown Brothers Harriman Time Deposit, 4.69%, 04/02/07#	$5,462,912

Total Short-Term Investments (Cost $5,462,912)		5,462,912
Total Investments 101.9% (Cost $103,811,922)		122,077,791
Liabilities Less Other Assets (1.9)%		(2,252,808)

Net Assets 100.0%		$119,824,983

The accompanying notes are an integral part of the financial statements.

(a)	Non-income producing security.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of March 31, 2007.

ADR	American Depositary Receipt

34 Schedule of Investments

Industry Composition
March 31, 2007

Integrated Telecommunication Services	35.5%
Electric Utilities	21.9%
Multi-Utilities	9.6%
Independent Power Producers & Energy Traders	8.5%
Electrical Components & Equipment	7.6%
Wireless Telecommunication Services	5.1%
Gas Utilities	5.0%
Communications Equipment	1.0%
Computer Hardware	1.0%
Broadcast & Cable TV	0.9%
Industrial Conglomerates	0.5%
Aerospace & Defense	0.4%
Water Utilities	0.3%

Percentages are based upon net assets.

Schedule of Investments 35

Six Month Hypothetical Expense Example
March 31, 2007 (unaudited)

As a shareholder of a Fund you may pay two types of fees: transaction fees and fund-related fees. Certain funds charge transactions fees, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees. Funds also incur various ongoing expenses, including management fees, distribution and/or service fees, and other fund expenses, which are indirectly paid by shareholders.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the various ICON Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period (10/1/06 - 3/31/07).

Actual Expenses

The first line in the table for each Fund provides information about actual account values and actual expenses. The Example includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. However, the Example does not include client specific fees, such as the $10 fee charged to IRA accounts, or the $15 fee charged for wire redemptions. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that may be charged by other funds. Therefore, this information is useful in comparing ongoing costs

36 Expense Example

only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period	Expense Ratio
	10/1/06	3/31/07	10/1/06-3/31/07*	10/1/06-3/31/07

ICON Consumer Discretionary Fund
Actual Expenses	$1,000.00	$1,072.70	$6.56	1.27%
Hypothetical Example (5% return before expenses)	1,000.00	1,018.67	6.39
ICON Energy Fund
Actual Expenses	1,000.00	1,156.80	6.51	1.21%
Hypothetical Example (5% return before expenses)	1,000.00	1,018.97	6.09
ICON Financial Fund
Actual Expenses	1,000.00	1,038.40	6.05	1.19%
Hypothetical Example (5% return before expenses)	1,000.00	1,019.07	5.99
ICON Healthcare Fund
Actual Expenses	1,000.00	1,032.90	6.23	1.23%
Hypothetical Example (5% return before expenses)	1,000.00	1,018.87	6.19
ICON Industrials Fund
Actual Expenses	1,000.00	1,100.90	7.02	1.34%
Hypothetical Example (5% return before expenses)	1,000.00	1,018.32	6.74
ICON Information Technology Fund
Actual Expenses	1,000.00	1,055.00	6.40	1.25%
Hypothetical Example (5% return before expenses)	1,000.00	1,018.77	6.29
ICON Leisure and Consumer Staples Fund
Actual Expenses	1,000.00	1,084.30	6.96	1.34%
Hypothetical Example (5% return before expenses)	1,000.00	1,018.32	6.74
ICON Materials Fund
Actual Expenses	1,000.00	1,216.90	7.79	1.41%
Hypothetical Example (5% return before expenses)	1,000.00	1,017.97	7.09
ICON Telecommunication & Utilities Fund
Actual Expenses	1,000.00	1,194.40	7.33	1.34%
Hypothetical Example (5% return before expenses)	1,000.00	1,018.32	6.74

*	Expenses are equal to the Fund’s six month expense ratio annualized, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

Expense Example 37

Statements of Assets and Liabilities
March 31, 2007 (unaudited)

	ICON
	Consumer	ICON	ICON	ICON
	Discretionary	Energy	Financial	Healthcare
	Fund	Fund	Fund	Fund
Assets
Investments, at cost	$147,022,115	$393,491,299	$298,354,544	$446,825,039

Investments, at value	160,216,236	626,720,077	336,140,973	521,014,203
Cash	-	-	-	-
Receivables:
Fund shares sold	70,610	1,156,157	150,507	553,682
Investments sold	9,327,728	1,436,438	9,176,524	-
Interest	92,461	1,806	366,487	5,182
Dividends	-	346,388	-	302,625
Other assets	40,015	79,833	48,414	70,466

Total Assets	169,747,050	629,740,699	345,882,905	521,946,158

Liabilities
Payables:
Due to custodian bank	67,252	-	349,815	-
Interest	4,266	-	1,154	-
Investments bought	8,909,013	-	-	-
Fund shares redeemed	253,988	2,304,947	483,014	644,387
Advisory fees	137,700	511,158	295,970	442,823
Fund accounting fees	5,180	14,581	8,820	12,783
Transfer agent fees	24,734	103,324	36,490	83,240
Administration fees	6,484	24,959	13,939	21,364
Trustee fees	7,162	26,877	15,392	23,080
Accrued expenses	268	11,937	28,094	18,071

Total Liabilities	9,416,047	2,997,783	1,232,688	1,245,748

Net Assets	$160,331,003	$626,742,916	$344,650,217	$520,700,410

Net Assets Consist of
Paid-in capital	$145,398,292	$353,600,221	$293,891,219	$420,792,605
Accumulated undistributed net investment income/(loss)	(124,804)	2,023,527	262,566	(1,112,327)
Accumulated undistributed net realized gain/(loss) from investments	1,863,394	37,890,390	12,710,003	26,830,968
Unrealized appreciation on investments	13,194,121	233,228,778	37,786,429	74,189,164

Net Assets	$160,331,003	$626,742,916	$344,650,217	$520,700,410

Shares outstanding (unlimited shares authorized, no par value)	12,346,970	18,771,214	24,100,325	30,553,285
Net asset value (offering and redemption price per share)	$12.99	$33.39	$14.30	$17.04

The accompanying notes are an integral part of the financial statements.

38 Financial Statements

	ICON
ICON	Information	ICON Leisure	ICON	ICON
Industrials	Technology	and Consumer	Materials	Telecommunication
Fund	Fund	Staples Fund	Fund	& Utilities Fund

$91,519,182	$193,519,993	$78,056,983	$104,964,438	$103,811,922

101,009,118	225,364,367	87,972,955	123,426,888	122,077,791
8,217	-	-	-	4,403

25,288	111,309	28,579	288,987	130,420
526,965	2,025,066	1,989,970	3,384,044	-
1,860	26,264	36	822	1,406
94,851	-	72,353	100,818	156,021
31,922	41,467	26,202	38,308	31,478

101,698,221	227,568,473	90,090,095	127,239,867	122,401,519

-	2,198,994	-	-	-
-	6,998	2,220	215	-
352,130	-	-	2,789,182	2,295,031
157,103	282,130	124,943	241,382	136,059
86,801	192,782	76,771	102,572	96,868
4,686	6,351	3,543	4,068	4,216
31,200	28,327	21,029	46,231	22,092
4,276	9,258	3,586	4,896	4,553
4,516	10,027	3,992	5,343	5,053
317	16,795	5,529	1,697	12,664

641,029	2,751,662	241,613	3,195,586	2,576,536

$101,057,192	$224,816,811	$89,848,482	$124,044,281	$119,824,983

$87,689,399	$236,179,914	$77,738,342	$93,190,972	$90,935,513

55,015	(715,574)	255,090	291,055	467,544

3,822,842	(42,491,903)	1,939,078	12,099,804	10,156,057

9,489,936	31,844,374	9,915,972	18,462,450	18,265,869

$101,057,192	$224,816,811	$89,848,482	$124,044,281	$119,824,983

10,971,769	24,425,841	9,018,987	9,843,116	14,348,340

$9.21	$9.20	$9.96	$12.60	$8.35

Financial Statements 39

Statements of Operations
For the period ended March 31, 2007 (unaudited)

	ICON
	Consumer	ICON	ICON	ICON
	Discretionary	Energy	Financial	Healthcare
	Fund	Fund	Fund	Fund
Investment Income
Interest	$44,883	$165,765	$52,945	$254,884
Dividends	773,146	6,178,763	3,440,800	2,085,348
Foreign taxes withheld	-	-	-	-

Total Investment Income	818,029	6,344,528	3,493,745	2,340,232

Expenses
Advisory fees	738,124	3,398,291	1,922,438	2,803,397
Fund accounting fees	18,422	82,108	46,431	67,595
Transfer agent fees	68,097	268,314	109,513	230,578
Administration fees	34,078	159,101	88,748	130,172
Registration fees	16,511	27,498	18,123	25,068
Insurance expense	4,136	27,977	9,905	17,535
Trustee fees and expenses	4,537	19,742	12,699	18,953
Interest expense	30,640	60,427	15,001	52,623
Other expenses	32,035	127,198	75,920	120,452

Total expenses before transfer agent earnings credit	946,580	4,170,656	2,298,778	3,466,373

Transfer agent earnings credit	(3,747)	(17,314)	(9,570)	(13,814)

Net Expenses	942,833	4,153,342	2,289,208	3,452,559

Net Investment Income (Loss)	(124,804)	2,191,186	1,204,537	(1,112,327)

Net Realized and Unrealized Gain/(Loss) on Investments
Net realized gain/(loss) from investment transactions	4,674,572	41,305,694	14,649,271	26,830,969
Change in unrealized net appreciation/(depreciation) on investments and foreign currency translations	3,218,329	49,643,601	81,857	(9,727,651)

Net realized and unrealized gain/(loss) on Investments	7,892,901	90,949,295	14,731,128	17,103,318

Net Increase/(Decrease) in Net Assets Resulting From Operations	$7,768,097	$93,140,481	$15,935,665	$15,990,991

The accompanying notes are an integral part of the financial statements.

40 Financial Statements

	ICON			ICON
ICON	Information	ICON Leisure	ICON	Telecommunication
Industrials	Technology	and Consumer	Materials	& Utilities
Fund	Fund	Staples Fund	Fund	Fund

$38,413	$24,557	$31,901	$21,892	$37,021
614,514	839,311	1,093,267	1,318,948	1,461,002
-	-	-	(1,632)	-

652,927	863,868	1,125,168	1,339,208	1,498,023

436,494	1,265,776	485,207	584,652	583,365
11,732	30,987	12,856	14,937	15,356
68,834	90,571	72,310	108,947	68,175
20,152	58,433	22,399	26,991	26,932
12,356	16,762	11,702	15,430	13,567
4,288	5,862	1,822	5,077	2,410
3,317	9,014	4,516	4,992	5,398
1,370	49,750	7,306	25,693	24,386
28,281	58,635	34,775	38,773	44,771

586,824	1,585,790	652,893	825,492	784,360

(2,171)	(6,348)	(2,442)	(2,899)	(2,851)

584,653	1,579,442	650,451	822,593	781,509

68,274	(715,574)	474,717	516,615	716,514

6,582,861	9,513,775	2,268,058	12,099,977	11,549,250

545,672	4,842,896	5,370,689	9,659,322	8,809,394

7,128,533	14,356,671	7,638,747	21,759,299	20,358,644

$7,196,807	$13,641,097	$8,113,464	$22,275,914	$21,075,158

Financial Statements 41

Statements of Changes in Net Assets

	ICON Consumer Discretionary Fund
	Period ended	Year ended
	March 31,	September 30,
	2007 (unaudited)	2006
Operations
Net investment income/(loss)	$(124,804)	$(711,624)
Net realized gain/(loss) from investment transactions	4,674,572	(1,974,252)
Net realized gain from foreign currency translations	-	-
Change in net unrealized appreciation/(depreciation) on investments	3,218,329	(2,215,040)

Net increase/(decrease) in net assets resulting from operations	7,768,097	(4,900,916)

Dividends and Distributions to Shareholders
Net investment income	-	-
Net realized gains	-	(15,842,362)

Net decrease from dividends and distributions	-	(15,842,362)

Fund Share Transactions
Shares sold	84,482,621	169,800,249
Reinvested dividends and distributions	-	15,740,469
Shares repurchased	(42,711,786)	(223,427,131)

Net increase/(decrease) from fund share transactions	41,770,835	(37,886,413)

Total net increase/(decrease) in net assets	49,538,932	(58,629,691)
Net Assets
Beginning of period	110,792,071	169,421,762

End of period	$160,331,003	$110,792,071

Transactions in Fund Shares
Share Sold	6,463,949	13,890,840
Reinvested dividends and distributions	-	1,362,806
Shares repurchased	(3,266,550)	(18,549,943)

Net increase/(decrease)	3,197,399	(3,296,297)
Shares outstanding beginning of period	9,149,571	12,445,868

Shares outstanding end of period	12,346,970	9,149,571

Purchase and Sales of Investment Securities (excluding short-term securities)
Purchase of securities	$119,145,366	$269,340,097
Proceeds from sales of securities	78,307,342	323,712,014
Accumulated undistributed net investment income/(loss)	$(124,804)	$-

The accompanying notes are an integral part of the financial statements.

42 Financial Statements

ICON Energy Fund		ICON Financial Fund
Period ended	Year ended	Period ended	Year ended
March 31,	September 30,	March 31,	September 30,
2007 (unaudited)	2006	2007 (unaudited)	2006

$2,191,186	$(1,539,702)	$1,204,537	$2,917,573
41,305,694	97,201,478	14,649,271	19,921,934
-	-	-	-

49,643,601	(135,974,290)	81,857	14,885,101

93,140,481	(40,312,514)	15,935,665	37,724,608

-	(2,256,525)	(3,859,545)	(1,744,311)
(71,884,906)	(23,251,426)	(15,342,221)	(16,113,682)

(71,884,906)	(25,507,951)	(19,201,766)	(17,857,993)

75,169,202	381,970,561	60,310,100	225,592,853
66,740,457	24,368,155	18,814,482	17,760,399
(324,788,562)	(561,109,848)	(99,822,056)	(105,489,351)

(182,878,903)	(154,771,132)	(20,697,474)	137,863,901

(161,623,328)	(220,591,597)	(23,963,575)	157,730,516

788,366,244	1,008,957,841	368,613,792	210,883,276

$626,742,916	$788,366,244	$344,650,217	$368,613,792

2,370,200	11,049,736	4,022,129	16,117,798
2,077,847	760,300	1,267,822	1,353,679
(10,409,594)	(16,964,736)	(6,670,277)	(7,698,732)

(5,961,547)	(5,154,700)	(1,380,326)	9,772,745
24,732,761	29,887,461	25,480,651	15,707,906

18,771,214	24,732,761	24,100,325	25,480,651

$1,706,550	$213,408,134	$164,279,235	$526,674,690
207,956,239	408,025,665	210,909,872	404,037,325

$2,023,527	$(167,659)	$262,566	$2,917,574

Financial Statements 43

Statements of Changes in Net Assets (continued)

	ICON Healthcare Fund
	Period ended	Year ended
	March 31,	September 30,
	2007 (unaudited)	2006
Operations
Net investment income/(loss)	$(1,112,327)	$(3,659,319)
Net realized gain/(loss) from investment transactions	26,830,969	58,118,854
Net realized gain from foreign currency translations	-	-
Change in net unrealized appreciation/(depreciation) on investments	(9,727,651)	(45,909,243)

Net increase/(decrease) in net assets resulting from operations	15,990,991	8,550,292

Dividends and Distributions to Shareholders
Net investment income	-	-
Net realized gains	(43,433,266)	(10,591,515)

Net decrease from dividends and distributions	(43,433,266)	(10,591,515)

Fund Share Transactions
Shares sold	120,515,489	403,323,627
Reinvested dividends and distributions	39,813,766	9,893,314
Shares repurchased	(258,388,619)	(447,733,008)

Net increase/(decrease) from fund share transactions	(98,059,364)	(34,516,067)

Total net increase/(decrease) in net assets	(125,501,639)	(36,557,290)
Net Assets
Beginning of period	646,202,049	682,759,339

End of period	$520,700,410	$646,202,049

Transactions in Fund Shares
Share Sold	6,873,634	22,417,731
Reinvested dividends and distributions	2,401,313	557,019
Shares repurchased	(14,724,154)	(25,034,402)

Net increase/(decrease)	(5,449,207)	(2,059,652)
Shares outstanding beginning of period	36,002,492	38,062,144

Shares outstanding end of period	30,553,285	36,002,492

Purchase and Sales of Investment Securities (excluding short-term securities)
Purchase of securities	$54,158,573	$394,109,360
Proceeds from sales of securities	193,721,310	446,505,389
Accumulated undistributed net investment income/(loss)	$(1,112,327)	$-

The accompanying notes are an integral part of the financial statements.

44 Financial Statements

ICON Industrials Fund		ICON Information Technology Fund
Period ended	Year ended	Period ended	Year ended
March 31,	September 30,	March 31,	September 30,
2007 (unaudited)	2006	2007 (unaudited)	2006

$68,274	$(654,991)	$(715,574)	$(1,595,172)
6,582,861	52,064,019	9,513,775	2,580,097
-	-	-	-

545,672	(34,755,918)	4,842,896	(5,472,197)

7,196,807	16,653,110	13,641,097	(4,487,272)

(29,288)	-	-	-
(30,562,108)	(6,835,273)	-	-

(30,591,396)	(6,835,273)	-	-

35,685,592	70,147,062	46,544,791	175,022,474
30,151,213	6,801,064	-	-
(47,399,674)	(197,386,921)	(77,357,531)	(148,620,178)

18,437,131	(120,438,795)	(30,812,740)	26,402,296

(4,957,458)	(110,620,958)	(17,171,643)	21,915,024

106,014,650	216,635,608	241,988,454	220,073,430

$101,057,192	$106,014,650	$224,816,811	$241,988,454

3,491,208	5,011,944	4,919,264	20,144,351
3,426,275	543,216	-	-
(3,964,865)	(14,600,539)	(8,246,009)	(17,698,365)

2,952,618	(9,045,379)	(3,326,745)	2,445,986
8,019,151	17,064,530	27,752,586	25,306,600

10,971,769	8,019,151	24,425,841	27,752,586

$72,981,252	$188,989,372	$88,763,871	$432,267,414
81,204,674	319,518,181	120,143,517	406,207,512

$55,015	$16,029	$(715,574)	$-

Financial Statements 45

Statements of Changes in Net Assets (continued)

	ICON Leisure and Consumer Staples Fund
	Period ended	Year ended
	March 31,	September 30,
	2007 (unaudited)	2006
Operations
Net investment income/(loss)	$474,717	$(351,244)
Net realized gain/(loss) from investment transactions	2,268,058	(110,039)
Net realized gain from foreign currency translations	-	2,784
Change in net unrealized appreciation/(depreciation) on investments	5,370,689	452,764

Net increase/(decrease) in net assets resulting from operations	8,113,464	(5,735)

Dividends and Distributions to Shareholders
Net investment income	(219,627)	-
Net realized gains	(38,584)	(9,538,955)
Return of Capital	-	(34,857)

Net decrease from dividends and distributions	(258,211)	(9,573,812)

Fund Share Transactions
Shares sold	37,075,597	42,533,627
Reinvested dividends and distributions	238,048	8,013,754
Shares repurchased	(23,456,456)	(20,242,047)

Net increase/(decrease) from fund share transactions	13,857,189	30,305,334

Total net increase/(decrease) in net assets	21,712,442	20,725,787
Net Assets
Beginning of period	68,136,040	47,410,253

End of period	$89,848,482	$68,136,040

Transactions in Fund Shares
Share Sold	3,986,190	4,626,945
Reinvested dividends and distributions	23,949	900,421
Shares repurchased	(2,388,747)	(2,093,062)

Net increase/(decrease)	1,621,392	3,434,304
Shares outstanding beginning of period	7,397,595	3,963,291

Shares outstanding end of period	9,018,987	7,397,595

Purchase and Sales of Investment Securities (excluding short-term securities)
Purchase of securities	$76,953,214	$129,436,793
Proceeds from sales of securities	65,035,539	109,381,086
Accumulated undistributed net investment income/(loss)	$255,090	$-

The accompanying notes are an integral part of the financial statements.

46 Financial Statements

ICON Materials Fund		ICON Telecommunication & Utilities Fund
Period ended	Year ended	Period ended	Year ended
March 31,	September 30,	March 31,	September 30,
2007 (unaudited)	2006	2007 (unaudited)	2006

$516,615	$1,129,408	$716,514	$1,318,975
12,099,977	20,331,914	11,549,250	13,921,397
-	(22,334)	-	-

9,659,322	(8,247,321)	8,809,394	(12,032,876)

22,275,914	13,191,667	21,075,158	3,207,496

(1,332,635)	(236,508)	(1,406,911)	(1,880,275)
(11,756,758)	(9,051,351)	(8,089,030)	(9,640,653)
-	-	-	-

(13,089,393)	(9,287,859)	(9,495,941)	(11,520,928)

32,629,390	150,400,169	33,740,551	74,670,691
12,497,890	8,769,250	9,342,455	11,345,862
(65,366,859)	(127,545,242)	(54,599,262)	(78,591,644)

(20,239,579)	31,624,177	(11,516,256)	7,424,909

(11,053,058)	35,527,985	62,961	(888,523)

135,097,339	99,569,354	119,762,022	120,650,545

$124,044,281	$135,097,339	$119,824,983	$119,762,022

2,651,186	12,578,419	4,279,788	10,006,996
1,084,886	825,717	1,207,036	1,644,205
(5,470,746)	(10,637,952)	(6,782,907)	(10,581,608)

(1,734,674)	2,766,184	(1,296,083)	1,069,593
11,577,790	8,811,606	15,644,423	14,574,830

9,843,116	11,577,790	14,348,340	15,644,423

$50,159,801	$286,596,817	$99,280,432	$166,415,855
87,489,402	262,570,119	121,926,729	169,449,797

$291,055	$1,107,175	$467,544	$1,157,941

Financial Statements 47

Financial Highlights

		Income from investment operations			Less dividends
	Net asset	Net	Net realized		Dividends	Distributions
	value,	investment	and unrealized	Total from	from net	from net
	beginning	income/	gains/(losses)	investment	investment	realized
	of period	(loss)(x)	on investments	operations	income	gains

ICON Consumer Discretionary Fund
Period Ended March 31, 2007(unaudited)	$12.11	$(0.01)	$0.89	$0.88	$-	$-
Year Ended September 30, 2006	13.61	(0.06)	0.79	0.73	-	(2.23)
Year Ended September 30, 2005	12.70	(0.08)	0.99	0.91	-	-
Year Ended September 30, 2004	11.79	(0.05)	0.96	0.91	-	-
Year Ended September 30, 2003	10.12	(0.08)	1.75	1.67	-	-
Year Ended September 30, 2002	8.96	(0.06)	1.22	1.16	-	-
ICON Energy Fund
Period Ended March 31, 2007(unaudited)	31.88	0.10	4.77	4.87	-	(3.36)
Year Ended September 30, 2006	33.76	(0.06)	(0.89)	(0.95)	(0.08)	(0.85)
Year Ended September 30, 2005	21.81	0.10	11.85	11.95	-	-
Year Ended September 30, 2004	13.70	(0.04)	8.15	8.11	-	-
Year Ended September 30, 2003	11.84	(0.04)	1.90	1.86	-	-
Year Ended September 30, 2002	11.29	(0.08)	0.65	0.57	(0.02)	-
ICON Financial Fund
Period Ended March 31, 2007(unaudited)	14.47	0.05	0.53	0.58	(0.15)	(0.60)
Year Ended September 30, 2006	13.43	0.15	1.84	1.99	(0.09)	(0.86)
Year Ended September 30, 2005	13.36	0.13	0.99	1.12	(0.03)	(1.02)
Year Ended September 30, 2004	10.78	0.04	2.60	2.64	(0.06)	-
Year Ended September 30, 2003	8.84	0.05	1.92	1.97	(0.03)	-
Year Ended September 30, 2002	12.04	(0.01)	(1.08)	(1.09)	-	(2.11)

(x)	Calculated using the average share method.
(a)	Amount less than $0.005.
(b)	Annualized for periods less than a year.
*	Total return calculation is for the period indicated.

The accompanying notes are an integral part of the financial statements.

48 Financial Highlights

				Average		Ratio of net
and distributions			Net assets,	net assets	Ratio of	investment
Total	Net asset		end of	for the	expenses	income/(loss)	Portfolio
dividends and	value, end	Total	period (in	period (in	to average	to average	turnover
distributions	of period	return*	thousands)	thousands)	net assets(b)	net assets(b)	rate

$-	$12.99	7.27%	$160,331	$148,303	1.27%	(0.17)%	53.61%

(2.23)	12.11	6.20%	110,792	156,240	1.32%	(0.46)%	173.83%

-	13.61	7.17%	169,422	167,635	1.25%	(0.57)%	157.94%

-	12.70	7.72%	151,922	178,011	1.31%	(0.38)%	120.63%

-	11.79	16.50%	150,065	118,834	1.40%	(0.79)%	174.51%

-	10.12	12.95%	121,640	184,174	1.29%	(0.49)%	128.06%

(3.36)	33.39	15.68%	626,743	690,339	1.21%	0.64%	0.25%

(0.93)	31.88	(2.81)%	788,366	947,108	1.17%	(0.16)%	22.86%

-	33.76	54.79%	1,008,958	602,922	1.21%	0.37%	27.51%

-	21.81	59.20%	287,614	127,920	1.35%	(0.20)%	13.42%

-	13.70	15.71%	55,629	74,883	1.40%	(0.29)%	42.53%

(0.02)	11.84	5.03%	104,220	71,434	1.35%	(0.61)%	26.30%

(0.75)	14.30	3.84%	344,650	385,416	1.19%	0.63%	43.85%

(0.95)	14.47	15.53%	368,614	264,297	1.20%	1.10%	153.47%

(1.05)	13.43	8.29%	210,883	188,864	1.26%	1.00%	170.75%

(0.06)	13.36	24.53%	188,393	162,121	1.32%	0.34%	114.50%

(0.03)	10.78	22.35%	139,261	131,042	1.34%	0.54%	142.77%

(2.11)	8.84	(11.88)%	110,116	60,904	1.36%	(0.06)%	69.58%

Financial Highlights 49

Financial Highlights (continued)

		Income from investment operations			Less dividends
	Net asset	Net	Net realized		Dividends		Distributions
	value,	investment	and unrealized	Total from	from net		from net
	beginning	income/	gains/(losses)	investment	investment		realized
	of period	(loss)(x)	on investments	operations	income		gains

ICON Healthcare Fund
Period Ended March 31, 2007(unaudited)	$17.95	$(0.03)	$0.58	$0.55	$-		$(1.46)
Year Ended September 30, 2006	17.94	(0.10)	0.38	0.28	-		(0.27)
Year Ended September 30, 2005	13.70	(0.14)	4.42	4.28	-		(0.04)
Year Ended September 30, 2004	12.28	(0.14)	1.56	1.42	-		-
Year Ended September 30, 2003	10.35	(0.09)	2.02	1.93	-		-
Year Ended September 30, 2002	11.57	(0.12)	(0.49)	(0.61)	-		(0.56)
ICON Industrials Fund
Period Ended March 31, 2007(unaudited)	13.22	0.01	1.08	1.09	-	(a)	(5.10)
Year Ended September 30, 2006	12.70	(0.04)	0.97	0.93	-		(0.41)
Year Ended September 30, 2005	10.52	(0.04)	2.22	2.18	-		-
Year Ended September 30, 2004	8.80	(0.05)	1.77	1.72	-		-
Year Ended September 30, 2003	7.96	(0.05)	0.89	0.84	-		-
Year Ended September 30, 2002	8.55	(0.02)	(0.57)	(0.59)	-		-
ICON Information Technology Fund
Period Ended March 31, 2007(unaudited)	8.72	(0.03)	0.51	0.48	-		-
Year Ended September 30, 2006	8.70	(0.05)	0.07	0.02	-		-
Year Ended September 30, 2005	7.90	(0.08)	0.88	0.80	-		-
Year Ended September 30, 2004	8.27	(0.08)	(0.29)	(0.37)	-		-
Year Ended September 30, 2003	5.98	(0.08)	2.37	2.29	-		-
Year Ended September 30, 2002	7.80	(0.10)	(1.72)	(1.82)	-		-

(x)	Calculated using the average share method.
(a)	Amount less than $0.005.
(b)	Annualized for periods less than a year.
*	Total return calculation is for the period indicated.

The accompanying notes are an integral part of the financial statements.

50 Financial Highlights

					Average		Ratio of net
and distributions				Net assets,	net assets	Ratio of	investment
	Total	Net asset		end of	for the	expenses	income/(loss)	Portfolio
Return	dividends and	value, end	Total	period (in	period (in	to average	to average	turnover
of capital	distributions	of period	return*	thousands)	thousands)	net assets(b)	net assets(b)	rate

$-	$(1.46)	$17.04	3.29%	$520,700	$564,809	1.23%	(0.39)%	9.80%

-	(0.27)	17.95	1.56%	646,202	667,967	1.19%	(0.55)%	61.37%

-	(0.04)	17.94	31.39%	682,759	463,813	1.22%	(0.82)%	47.88%

-	-	13.70	11.56%	285,670	244,742	1.29%	(1.04)%	52.72%

-	-	12.28	18.65%	141,259	120,068	1.34%	(0.84)%	85.52%

(0.05)	(0.61)	10.35	(5.63)%	93,031	44,042	1.39%	(1.05)%	104.90%

-	(5.10)	9.21	10.09%	101,057	87,511	1.34%	0.16%	82.08%

-	(0.41)	13.22	7.49%	106,015	216,819	1.24%	(0.30)%	89.38%

-	-	12.70	20.72%	216,636	196,295	1.24%	(0.34)%	67.25%

-	-	10.52	19.55%	209,693	179,657	1.29%	(0.47)%	45.77%

-	-	8.80	10.55%	132,554	70,382	1.43%	(0.64)%	90.49%

-	-	7.96	(6.90)%	63,919	107,335	1.30%	(0.24)%	99.22%

-	-	9.20	5.50%	224,817	253,756	1.25%	(0.57)%	35.45%

-	-	8.72	0.23%	241,988	263,546	1.25%	(0.61)%	155.39%

-	-	8.70	10.13%	220,073	264,222	1.29%	(0.91)%	152.16%

-	-	7.90	(4.47)%	244,252	282,062	1.31%	(0.91)%	189.67%

-	-	8.27	38.29%	307,972	190,287	1.35%	(1.16)%	155.39%

-	-	5.98	(23.33)%	75,623	189,972	1.31%	(1.09)%	190.09%

Financial Highlights 51

Financial Highlights (continued)

		Income from investment operations			Less dividends
	Net asset	Net	Net realized		Dividends	Distributions
	value,	investment	and unrealized	Total from	from net	from net
	beginning	income/	gains/(losses)	investment	investment	realized
	of period	(loss)(x)	on investments	operations	income	gains

ICON Leisure and Consumer Staples Fund
Period Ended March 31, 2007(unaudited)	$9.21	$0.05	$0.72	$0.77	$(0.02)	$- (a)
Year Ended September 30, 2006	11.96	(0.07)	(0.01)	(0.08)	-	(2.67)
Year Ended September 30, 2005	14.51	(0.06)	0.94	0.88	-	(3.43)
Year Ended September 30, 2004	12.42	(0.04)	2.13	2.09	-	-
Year Ended September 30, 2003	11.20	(0.06)	1.28	1.22	-	-
Year Ended September 30, 2002	9.42	(0.07)	1.85	1.78	-	-
ICON Materials Fund
Period Ended March 31, 2007(unaudited)	11.67	0.05	2.34	2.39	(0.15)	(1.31)
Year Ended September 30, 2006	11.30	0.09	1.09	1.18	(0.02)	(0.79)
Year Ended September 30, 2005	9.05	0.03	2.23	2.26	(0.01)	-
Year Ended September 30, 2004	6.20	0.01	2.87	2.88	(0.03)	-
Year Ended September 30, 2003	5.68	0.03	0.50	0.53	(0.01)	-
Year Ended September 30, 2002	5.70	0.02	(0.01)	0.01	(0.03)	-
ICON Telecommunication & Utilities Fund
Period Ended March 31, 2007(unaudited)	7.66	0.05	1.38	1.43	(0.11)	(0.63)
Year Ended September 30, 2006	8.28	0.13	0.37	0.50	(0.18)	(0.94)
Year Ended September 30, 2005	6.61	0.14	1.61	1.75	(0.08)	-
Year Ended September 30, 2004	5.69	0.07	0.92	0.99	(0.07)	-
Year Ended September 30, 2003	4.78	0.10	0.87	0.97	(0.06)	-
Year Ended September 30, 2002	6.19	0.10	(1.45)	(1.35)	(0.06)	-

(x)	Calculated using the average share method.
(a)	Amount less than $0.005.
(b)	Annualized for periods less than a year.
*	Total return calculation is for the period indicated.

The accompanying notes are an integral part of the financial statements.

52 Financial Highlights

						Average		Ratio of net
and distributions					Net assets,	net assets	Ratio of	investment
		Total	Net asset		end of	for the	expenses	income/(loss)	Portfolio
Return		dividends and	value, end	Total	period (in	period (in	to average	to average	turnover
of capital		distributions	of period	return*	thousands)	thousands)	net assets(b)	net assets(b)	rate

$-		$(0.02)	$9.96	8.43%	$89,848	$97,427	1.34%	0.98%	70.25%

-	(a)	(2.67)	9.21	0.11%	68,136	50,507	1.54%	(0.70)%	215.75%

-		(3.43)	11.96	5.01%	47,410	99,988	1.30%	(0.45)%	271.72%

-		-	14.51	16.83%	83,022	104,515	1.33%	(0.31)%	148.43%

-		-	12.42	10.89%	82,347	80,928	1.38%	(0.51)%	139.54%

-		-	11.20	18.90%	88,341	86,202	1.34%	(0.55)%	90.43%

-		(1.46)	12.60	21.69%	124,044	117,190	1.41%	0.88%	42.16%

-		(0.81)	11.67	11.17%	135,097	153,244	1.30%	0.74%	176.89%

-		(0.01)	11.30	25.04%	99,569	101,971	1.31%	0.33%	128.01%

-		(0.03)	9.05	46.61%	139,838	68,497	1.37%	0.13%	59.48%

-		(0.01)	6.20	9.36%	30,376	40,156	1.47%	0.59%	130.01%

-		(0.03)	5.68	0.06%	59,020	45,917	1.36%	0.23%	74.55%

-		(0.74)	8.35	19.44%	119,825	116,994	1.34%	1.23%	86.38%

-		(1.12)	7.66	7.56%	119,762	77,327	1.38%	1.71%	209.50%

-		(0.08)	8.28	26.70%	120,651	101,129	1.26%	1.88%	112.91%

-		(0.07)	6.61	17.57%	61,325	54,232	1.37%	1.07%	108.81%

-		(0.06)	5.69	20.36%	42,509	53,219	1.41%	2.05%	158.24%

-		(0.06)	4.78	(22.05)%	66,366	20,196	1.50%	1.78%	137.81%

Financial Highlights 53

Notes to Financial Statements
March 31, 2007 (unaudited)

1. Organization and Significant Accounting Policies

The ICON Consumer Discretionary Fund (“Consumer Discretionary Fund”), ICON Energy Fund (“Energy Fund”), ICON Financial Fund (“Financial Fund”), ICON Healthcare Fund (“Healthcare Fund”), ICON Industrials Fund (“Industrials Fund”), ICON Information Technology Fund (“Information Technology Fund”), ICON Leisure and Consumer Staples Fund (“Leisure and Consumer Staples Fund”), ICON Materials Fund (“Materials Fund”), and ICON Telecommunication & Utilities Fund (“Telecommunication & Utilities Fund”) are series funds (individually a “Fund” and collectively, the “Funds”). The Funds are part of the ICON Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment management company. There are eight other active Funds within the Trust. Those Funds are covered by separate prospectuses and shareholder reports.

The Funds invest primarily in securities of companies whose principal business activities fall within specific industries and sectors. Each Fund is authorized to issue an unlimited number of no par shares. The investment objective of each of Fund is to provide long-term capital appreciation.

The Funds may have elements of risk, including the loss of principal. There is no assurance that the investment process will consistently lead to successful results. An investment in a non-diversified sector fund may involve greater risk and volatility than a diversified fund. Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of lower government supervision and regulation of foreign securities markets and the possibility of political or economic instability. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and tend to be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, do not exist in foreign countries. In general, there is less governmental supervision of foreign stock exchanges and securities brokers and issuers. There are also risks associated with small- and mid-cap investing, including limited product lines, less liquidity and small market share.

In addition, in the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as any potential

54 Notes to Financial Statements

exposure involves future claims that may be made against each Fund. However, based on experience, the Funds expect the risk of loss to be minimal.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Investment Valuation

The Funds’ securities and other assets are valued at the closing price at the close of the regular trading session of the New York Stock Exchange (the “NYSE”) (normally 4 p.m. Eastern time) each day the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Funds at the NASDAQ Official Closing Price provided by NASDAQ each business day. The Funds use pricing services to obtain the market value of securities in their portfolios; if a pricing service is not able to provide a price, or the pricing service’s valuation quote is considered inaccurate or does not reflect the market value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds’ securities or other assets are valued at fair value as determined in good faith by the Funds’ Board of Trustees (“Board”) or pursuant to procedures approved by the Board.

Lacking any sales that day, the security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes from dealers making a market for the security. Options are valued at their closing mid-price on the principal market where the option is traded. Mid-price is the average of the closing bid and closing ask prices. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is a matrix system which considers such factors as security prices, yields, maturities and ratings. Short-term securities with remaining maturities of 60 days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates market

Notes to Financial Statements 55

Notes to Financial Statements (unaudited) (continued)

value. Currency rates as of the close of the NYSE are used to convert foreign security values into U.S. dollars.

The Funds’ securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Board determines that use of another valuation methodology is appropriate. The purposes of daily fair valuation are to avoid stale prices and to take into account, among other things, any significant events occurring after the close of foreign markets. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indexes and securities and exchange rates in other markets to determine fair value as of the time a Fund calculates its net asset value. The valuation assigned to fair-valued securities for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management has recently begun to evaluate the application of the Statement to the Funds, and is not in a position at this time to evaluate the significance of its impact, if any, on the Funds’ financial statements.

Repurchase Agreements

Repurchase agreements, if held by the Funds, are fully collateralized by U.S. Government securities and such collateral is in the possession of the Funds’ custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the

56 Notes to Financial Statements

other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. No repurchase agreements were purchased or sold by the Funds during the period ended March 31, 2007.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange daily. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, resulting from changes in the exchange rates and changes in market prices of securities held.

Forward Foreign Currency Contracts

The Funds may enter into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate.

These contracts are marked-to-market daily and the related appreciation or depreciation of the contract is presented in the Statements of Assets and Liabilities. Net realized gains and losses on foreign currency transactions represent disposition of foreign currencies, and the difference between the amount recorded at the time of the transaction and the U.S. dollar amount actually received. Any realized gain or loss incurred by the Funds due to foreign currency translation is included in the Statements of Operations. The Funds did not enter into any forward foreign currency contracts during the period ended March 31, 2007.

Notes to Financial Statements 57

Notes to Financial Statements (unaudited) (continued)

Futures Contracts

The Funds may invest in financial futures contracts for the purpose of hedging their existing securities or securities they intend to purchase against fluctuations in fair value caused by changes in prevailing markets. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets. The Funds held no financial futures contracts during the period ended March 31, 2007.

Options Transactions

Each Fund may write call and put options on any security in which it may invest. When a Fund writes a put or call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option. As a writer of an option, a Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Each Fund may also purchase put and call options on any security in which it may invest. When a Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s Statement of Assets and

58 Notes to Financial Statements

Liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. The Funds did not enter into any option transactions during the period ended March 31, 2007.

Securities Lending

The Funds may lend their portfolio securities. The advantage of lending portfolio securities is that the Fund continues to have the benefits (and risks) of ownership of the loaned securities, while at the same time receiving compensation from the borrower of the securities. The primary risk in lending portfolio securities is that a borrower may fail to return a portfolio security. The Funds did not enter into any lending of portfolio securities during the period ended March 31, 2007.

Income Taxes

The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes, or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

Dividends received by shareholders of the Funds which are derived from foreign source income and foreign taxes paid by the Funds are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Funds. Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Funds distribute net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryovers. The ICON Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Income distributions and capital

Notes to Financial Statements 59

Notes to Financial Statements (unaudited) (continued)

gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has recently begun to evaluate the application of the Interpretation to the Funds, and is not in a position at this time to evaluate the significance of its impact, if any, on the Funds’ financial statements.

Investment Income

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Investment Transactions

Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Allocation of Income and Expenses

Expenses which cannot be directly attributed to a specific Fund in the Trust are apportioned between all Funds in the Trust based upon relative net assets.

60 Notes to Financial Statements

2. Fees and Other Transactions with Affiliates

Investment Advisory Fees

ICON Advisers, Inc. (“ICON”) serves as the investment adviser to the Funds and is responsible for managing the Funds’ portfolios of securities. Effective January 31, 2006, the Funds are obligated to pay ICON management fees computed daily at an annual rate of 1.00% of the first $500 million of average daily net assets, 0.95% on the next $250 million, 0.925% on the next $750 million, 0.90% on the next $3.5 billion, and 0.875% on average daily net assets over $5 billion. Prior to that date, ICON received a monthly management fee that was computed daily at an annual rate of 1.00% of the Funds’ average daily net assets.

Transfer Agent, Custody and Accounting Fees

BISYS Fund Services Ohio, Inc. (“BISYS”) is the Fund Accounting Agent for the Funds. For its services, the Trust pays BISYS 0.03% on the first $1.75 billion of average net assets, 0.0175% on the average net assets over $1.75 billion and up to $5 billion, and 0.01% on average net assets in excess of $5 billion.

Brown Brothers Harriman (“BBH”) is the custodian of the Trust’s investments. For domestic custody services, the Trust pays BBH 0.0065% on the first $50 million of average net assets and 0.0050% on domestic assets above $50 million, plus certain transaction charges. For foreign custody services, the Trust pays BBH 0.03% on foreign assets plus certain transaction charges.

Boston Financial Data Services, Inc. (“BFDS”) is the Trust’s transfer agent. For these services, the Trust pays an account fee of $13.25 per open account, $7.00 per networked account, $1.80 per closed account, plus certain other transaction and cusip charges.

Transfer agent earnings credits are credits received for interest which is a result from overnight balances used by the transfer agent, BFDS, for clearing shareholder transactions. During the period ended March 31, 2007, the Funds received transfer agent earnings credits which are included on the Statement of Operations.

Administrative Services

The Trust has entered into an administrative services agreement with ICON pursuant to which ICON oversees the administration of the Trust’s business

Notes to Financial Statements 61

Notes to Financial Statements (unaudited) (continued)

and affairs. As of January 31, 2006, this agreement provides for an annual fee of 0.05% on the Funds’ first $1.5 billion of average daily net assets, 0.045% on the next $1.5 billion of average daily net assets, 0.040% on the next $2 billion of average daily net assets and 0.030% on average daily net assets over $5 billion. Prior to that date, this agreement provided for an annual fee to ICON of 0.05% on the Funds’ first $1.5 billion of average daily net assets and 0.045% on average daily net assets in excess of $1.5 billion. The administrative services agreement provides that ICON will not be liable for any error of judgment, mistake of law, or any loss suffered by the Trust in connection with matters to which the administrative services agreement relates, except for a loss resulting from willful misfeasance, bad faith or negligence by ICON in the performance of its duties.

ICON has entered into a sub-administration agreement with BISYS pursuant to which BISYS assists ICON with the administration and business affairs of the Trust. For its services, ICON pays BISYS at an annual rate of 0.025% on the first $1.75 billion of Trust assets and 0.015% on assets above $1.75 billion.

Related Parties

Certain Officers and Directors of ICON are also Officers and Trustees of the Funds; however, such Officers and Trustees (with the exception of the Chief Compliance Officer, “CCO”) receive no compensation from the Funds. The CCO’s salary is paid 90% by the Funds and 10% by the Adviser. For the period ended March 31, 2007, the total related amounts paid by the Trust under this arrangement are included in Other Expenses on the Statements of Operations.

3. Line of Credit

The Funds have entered into Lines of Credit agreements with BBH. The maximum borrowing is limited to the lesser of $50 million or 25% of the net asset value in the Fund subject to a maximum borrowing limit by the Trust of $150 million. Interest is charged at LIBOR plus 2.00%, which was 7.32% at

62 Notes to Financial Statements

March 31, 2007. The average interest rate charged for the period ended March 31, 2007 was 6.57%.

Average Borrowing
(10/1/06-3/31/07)

ICON Consumer Discretionary Fund**	$1,064,009
ICON Energy Fund	11,102,599
ICON Financial Fund**	1,591,021
ICON Healthcare Fund	5,934,929
ICON Industrials Fund	3,384,578
ICON Information Technology Fund**	2,066,908
ICON Leisure and Consumer Staples Fund**	724,967
ICON Materials Fund**	2,209,848
ICON Telecommunication & Utilities Fund	4,392,418

**Fund had outstanding borrowings as of March 31, 2007.

4. Federal Income Tax

Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles that are generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferrals of wash losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The tax components of capital shown in the following tables represent losses or deductions the Funds may be able to offset against income and gains recognized in future years and post October loss deferrals. The accumulated losses noted in the following tables represent net capital loss carryforwards as of September 30, 2006 that may be available to offset future realized capital gains and thereby reduce future taxable income distributions. The ICON Information Technology Fund has a capital loss carryforward of $51,670,054, which expires in 2011. The ICON Leisure and Consumer Staples Fund has a capital loss carryforward of $92,773, which expires in 2014. Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended September 30, 2006, the ICON Consumer Discretionary Fund and ICON Leisure and Consumer Staples Fund deferred $2,665,204 and $134,547, respectively.

Notes to Financial Statements 63

Notes to Financial Statements (unaudited) (continued)

As of March 31, 2007, book cost for financial reporting purposes is substantially the same for federal income tax purposes and differs from market value by net unrealized appreciation/(depreciation) of securities as follows:

				Net
		Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	(Depreciation)	(Depreciation)

ICON Consumer Discretionary Fund	$147,168,089	$15,802,337	$(2,754,190)	$13,048,147
ICON Energy Fund	393,665,720	239,083,351	(6,028,994)	233,054,357
ICON Financial Fund	298,510,426	40,944,920	(3,314,373)	37,630,547
ICON Healthcare Fund	446,825,040	89,280,445	(15,091,282)	74,189,163
ICON Industrials Fund	91,503,153	11,537,777	(2,031,812)	9,505,965
ICON Information Technology Fund	193,867,011	33,820,186	(2,322,830)	31,497,356
ICON Leisure and Consumer Staples Fund	78,120,056	11,126,407	(1,273,508)	9,852,899
ICON Materials Fund	105,090,781	18,847,030	(510,923)	18,336,107
ICON Telecommunication & Utilities Fund	103,889,615	18,580,014	(391,838)	18,188,176

64 Notes to Financial Statements

Other Information (unaudited)

Portfolio Holdings

A list of each ICON Fund’s Top 10 holdings is available at www.iconadvisers.com on or about 15 days following each month end. Each ICON Fund also files a complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The ICON Funds’ Forms N-Q are available at www.sec.gov or may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

A summarized description of the policies and procedures the ICON Funds use to vote proxies is available free of charge at www.iconadvisers.com or by calling 1-800-764-0442.

Information about how the ICON Funds voted proxies related to each Fund’s portfolio securities during the 12-month period ended June 30 is available free of charge at www.iconadvisers.com or on the SEC’s website at www.sec.gov.

For More Information

This report is for the general information of the Funds’ shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. You may obtain a copy of the prospectus, which contains information about the investment objectives, risks, charges, expenses, and share classes of each ICON Fund, by visiting www.iconadvisers.com or by calling 1-800-764-0442. Please read the prospectus carefully before investing.

ICON Distributors, Inc., Distributor

Other Information 65

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For more information about the ICON Funds, contact us:

By Telephone	1-800-764-0442

By Mail	ICON Funds P.O. Box 55452 Boston, MA 02205-8165

In Person	ICON Funds 5299 DTC Boulevard, 12th Floor Greenwood Village, CO 80111

On the Internet	www.iconadvisers.com

By E-Mail	info@iconadvisers.com

1-800-764-0442
www.iconadvisers.com
FSANN-SEC (03-07)

Item 2. Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not applicable — only for annual reports.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable — only for annual reports.
Item 3. Audit Committee Financial Expert.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.
Not applicable — only for annual reports.
Item 4. Principal Accountant Fees and Services.
     (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.
     (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.
     (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.
     (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.
     (e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.
          (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.
     (g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.
     (h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Not applicable — only for annual reports.
Item 5. Audit Committee of Listed Registrants.
(a)	If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b)	If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.
Not applicable.
Item 6. Schedule of Investments.
File Schedule I — Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.
Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
     A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.
Not applicable.
Item 11. Controls and Procedures.
     (a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
     (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.
     (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable - Only effective for annual reports.
     (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). Certifications pursuant to Rule 30a-2(a) are attached hereto.
     (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.
     (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference. Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ICON Funds

By (Signature and Title)*	/s/ Craig T. Callahan
Craig T. Callahan, President and Chief Executive Officer (Principal Executive Officer)

Date	May 29, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Craig T. Callahan
Craig T. Callahan, President and Chief Executive Officer (Principal Executive Officer)

Date	May 29, 2007

By (Signature and Title)*	/s/ Erik L. Jonson
Erik L. Jonson, Vice President, Chief Financial Officer and Treasurer (Principal Financial Officer and Principal Accounting Officer)

Date	May 29, 2007

* Print the name and title of each signing officer under his or her signature.